UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDING OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08789

VALIC Company II

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices)            (Zip code)

Evelyn M. Curran

Senior Vice President

The Variable Annuity Life Insurance Company

2929 Allen Parkway

Houston, TX 77019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 831-6425

Date of fiscal year end: August 31

Date of reporting period: May 31, 2006

Item 1.	Schedule of Investments.

The schedule of investments as of May 31, 2006 is filed herewith.

AGGRESSIVE GROWTH LIFESTYLE FUND

SCHEDULE OF INVESTMENTS - May 31, 2006 (Unaudited)

	Shares	Value (Note 1)
AFFILIATED INVESTMENT
COMPANIES #(1) - 100.16%

Bond Fund - 5.01%
VALIC Co. II Core Bond Fund	253,674	$2,486,008

International Equity Funds - 35.06%

VALIC Co. I International Equities Fund	1,183,308	11,584,589
VALIC Co. II International Small Cap Equity Fund	332,029	5,817,144

		17,401,733

Large Cap Equity Funds - 54.08%

VALIC Co. II Capital Appreciation Fund	2,017,927	17,899,016
VALIC Co. II Large Cap Value Fund	641,995	8,949,415

		26,848,431

Mid Cap Equity Funds - 5.31%

VALIC Co. II Mid Cap Growth Fund	208,152	1,740,151
VALIC Co. II Mid Cap Value Fund	48,012	894,944

		2,635,095

Small Cap Equity Funds - 0.70%

VALIC Co. II Small Cap Growth Fund	18,933	248,594
VALIC Co. II Small Cap Value Fund	6,620	99,438

		348,032

TOTAL LONG-TERM INVESTMENT SECURITIES
(Cost $47,537,666)(2)	100.16%	49,719,299
Liabilities in excess of other assets	(0.16)%	(78,467)

NET ASSETS -	100.00%	$49,640,832

#	The Aggressive Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.aigvalic.com.
(1)	See Note 3.
(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Schedule of Investment

CAPITAL APPRECIATION FUND

SCHEDULE OF INVESTMENTS - May 31, 2006 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 95.52%
Advertising - 1.01%

Lamar Advertising Co., Class A+	12,100	$659,692

Aerospace/Defense - 6.41%

Boeing Co.	21,400	1,781,550
Lockheed Martin Corp.	12,200	884,378
United Technologies Corp.	24,600	1,537,992

		4,203,920

Banks - 2.66%

Northern Trust Corp.	15,600	872,352
Wells Fargo & Co.	13,100	869,447

		1,741,799

Beverages - 3.97%

Coca-Cola Co.	25,800	1,135,974
PepsiCo, Inc.	24,300	1,469,178

		2,605,152

Broadcasting - 1.67%

Univision Communications, Inc., Class A+	30,500	1,096,475

Chemical - 2.14%

Monsanto Co.	16,700	1,405,472

Conglomerates - 0.87%

3M Co.	6,800	568,888

Drugs - 3.84%

Barr Pharmaceuticals, Inc.+	15,200	801,040
Pfizer, Inc.	28,000	662,480
Wyeth	23,100	1,056,594

		2,520,114

Electronics/Electrical Equipment - 1.60%

Comverse Technology, Inc.+	46,600	1,049,432

Financial Services - 5.34%

American Express Co.	20,100	1,092,636
Morgan Stanley	13,500	804,870
SLM Corp.	16,500	887,040
TD Ameritrade Holding Corp.+	42,400	720,800

		3,505,346

Foods - 0.93%

Wm. Wrigley Jr. Co.	13,400	612,648

Healthcare - 2.77%

Dade Behring Holdings, Inc.	20,700	771,075
Medco Health Solutions, Inc.+	19,400	1,045,660

		1,816,735

Hospital Supplies - 0.94%

St. Jude Medical, Inc.+	18,000	613,800

Household Products - 2.04%

Procter & Gamble Co.	24,700	1,339,975

Information Processing - Hardware - 3.46%

Apple Computer, Inc.+	24,600	1,470,342
EMC Corp.+	62,300	797,440

		2,267,782

Information Processing - Services - 4.57%

CACI International, Inc., Class A+	13,800	840,696
eBay, Inc.+	24,800	813,688
Google, Inc.+	2,000	743,640
Yahoo!, Inc.+	19,000	600,210

		2,998,234

Information Processing - Software - 8.22%

Adobe Systems, Inc.+	39,552	1,132,374
Autodesk, Inc.+	16,700	607,713
IMS Health, Inc.	19,100	515,318
Microsoft Corp.	76,200	1,725,930
NAVTEQ Corp.+	19,200	801,600
Red Hat, Inc.+	23,100	605,682

		5,388,617

Insurance - 2.29%

Aetna, Inc.	16,500	634,590
AFLAC, Inc.	18,500	865,800

		1,500,390

Leisure & Tourism - 5.38%

Cheesecake Factory, Inc., Class A+	3,600	105,336
Electronic Arts, Inc.+	22,600	950,782
Harrah’s Entertainment, Inc.	13,200	1,003,728
Penn National Gaming, Inc.+	21,300	818,559
Starbucks Corp.+	18,200	648,830

		3,527,235

Machinery - 3.20%

Deere & Co.	11,600	992,960
Precision Castparts Corp.	13,600	783,768
Rockwell Automation, Inc.	4,700	320,916

		2,097,644

Medical - Biomedical/Gene - 3.72%

Biogen Idec, Inc.+	14,000	652,820
Genentech, Inc.+	11,200	929,152
Genzyme Corp.+	14,400	856,800

		2,438,772

Medical Technology - 0.90%

Hologic, Inc.+	15,000	592,350

Metals - 1.44%

Roper Industries, Inc.	20,200	946,168

Oil & Gas - 4.99%

Grant Prideco, Inc.+	17,000	816,680
Halliburton Co.	10,200	760,818
Hugoton Royalty Trust	1,589	43,984
Newfield Exploration Co.+	11,800	504,214
XTO Energy, Inc.	27,766	1,144,514

		3,270,210

Paper/Forest Products - 0.76%

Avery Dennison Corp.	8,400	498,876

Retail - 7.06%

Best Buy Co., Inc.	8,800	466,400
CVS Corp.	40,100	1,118,790
Home Depot, Inc.	29,000	1,105,480
Kohl’s Corp.+	15,100	810,719
Wal-Mart Stores, Inc.	23,300	1,128,885

		4,630,274

Savings & Loan - 1.21%

Hudson City Bancorp, Inc.	58,000	794,020

Semiconductors - 1.67%

Applied Materials, Inc.	18,100	306,071
Broadcom Corp., Class A+	23,350	789,463

		1,095,534

Telecommunications - 9.45%

American Tower Corp., Class A+	41,100	1,272,867
Cisco Systems, Inc.+	83,800	1,649,184
Corning, Inc.+	76,900	1,864,825
Motorola, Inc.	52,100	1,098,789
NII Holdings, Inc., Class B+	5,800	315,868

		6,201,533

Tobacco - 1.01%

Altria Group, Inc.	9,200	665,620

Total Long-Term Investment Securities
(Cost $60,746,628)		62,652,707

REPURCHASE AGREEMENT - 4.57%

Agreement with State Bank & Trust Co., bearing interest at 4.59% , dated 05/31/06, to be repurchased 06/01/06 in the amount of $2,998,382 and collateralized by Federal Home Loan Bank Notes, bearing interest at 3.75%, due 08/15/08 and having an approximate value of $3,089,272 (Cost $2,998,000)	$2,998,000	2,998,000

TOTAL INVESTMENTS
(Cost $63,744,628) (1)	100.09%	65,650,707
Liabilities in excess of other assets	(0.09)%	(59,252)

NET ASSETS	100.00%	$65,591,455

+	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Schedule of Investments

CONSERVATIVE GROWTH LIFESTYLE FUND

SCHEDULE OF INVESTMENTS - May 31, 2006 (Unaudited)

	Shares	Value (Note 1)
AFFILIATED INVESTMENT
COMPANIES #(1)- 100.23%

Bond Fund - 42.10%

VALIC Co. II Core Bond Fund	1,504,681	$14,745,871

International Equity Funds - 8.02%

VALIC Co. I International Equities Fund	190,060	1,860,693
VALIC Co. II International Small Cap Equity Fund	54,104	947,895

		2,808,588

Large Cap Equity Funds - 37.58%

VALIC Co. II Capital Appreciation Fund	989,511	8,776,963
VALIC Co. II Large Cap Value Fund	314,803	4,388,351

		13,165,314

Mid Cap Equity Funds - 9.32%

VALIC Co. II Mid Cap Growth Fund	260,356	2,176,576
VALIC Co. II Mid Cap Value Fund	58,386	1,088,318

		3,264,894

Small Cap Equity Funds - 3.21%

VALIC Co. II Small Cap Growth Fund	56,149	737,237
VALIC Co. II Small Cap Value Fund	25,711	386,175

		1,123,412

TOTAL LONG-TERM INVESTMENT SECURITIES
(Cost $34,923,733)(2)	100.23%	35,108,079
Liabilities in excess of other assets	(0.23)%	(79,460)

NET ASSETS -	100.00%	$35,028,619

#	The Conservative Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.aigvalic.com.
(1)	See Note 3.
(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Schedule of Investment

CORE BOND FUND

SCHEDULE OF INVESTMENTS - May 31, 2006 (Unaudited)

	Principal Amount/ Shares	Value (Note 1)
ASSET-BACKED SECURITIES - 8.57%
Financial Services - 8.57%

Argent Securities, Inc. Series 2006-W2, Class A2B:
5.27% due 03/25/36 (1)	525,000	525,889
Banc of America Large Loan, Inc., Series 2005-BBA6, Class A2:
5.25% due 01/15/19 *(1)(11)	$240,000	$239,992
Chase Funding Mtg. Loan, Series 2003-6, Class 1A6:
4.59% due 05/25/15	200,000	190,536
Commerical Mtg. Pass Through Certs., Series 2004-LB2A:
4.22% due 03/10/39 (11)	2,053,000	1,944,679
Credit Suisse Commercial Mtg., Series 2006-C2, Class H:
5.85% due 03/15/39 *(6)(11)	540,000	500,629
Credit Suisse Mtg. Capital, Pass Through, Series 2006-T, Class C:
5.34% due 04/15/08 *(1)(11)	354,000	354,239
Credit Suisse Mtg. Capital, Pass Through, Series 2006-T, Class D:
5.36% due 04/15/08 *(1)(11)	353,000	353,239
Deutsche Alt-A Securities, Inc. Mtg. Loans, Series 2006-AB2, Class A5A:
6.09% due 06/25/36 (6)(10)	510,000	509,999
LB-UBS Commercial Mtg. Trust, Series 2004-C4, Class C:
5.30% due 06/15/36 (11)(12)	125,000	121,667
LB-UBS Commercial Mtg. Trust, Series 2006-C3, Class AJ:
5.72% due 03/15/39 (11)(12)	1,110,000	1,093,884
Merrill Lynch Mtg. Investor, Inc., Series 2006-RM1W, Class A2D:
5.60% due 02/25/37 (6)(12)	525,000	511,198
Morgan Stanley Capital I, Series 2004-IQ8, Class C:
5.30% due 06/15/40 (11)	315,000	300,055
Providian Master Note Trust, Series 2006-C1A, Class C1:
5.63% due 03/15/15 *(1)	400,000	404,312
Wachovia Bank Commercial Mtg. Trust, Series 2006-C25, Class G:
5.95% due 05/15/43 *(6)(11)	300,000	292,992

Total Asset-Backed Securities
(Cost $7,401,257)		7,343,310

CORPORATE BONDS - 33.87%
Advertising - 0.09%

Affinity Group, Inc.:
9.00% due 02/15/12	75,000	74,250

Aerospace/Defense - 0.44%

Raytheon Co.:
4.85% due 01/15/11	150,000	144,972
6.75% due 08/15/07	233,000	236,313

		381,285

Airlines - 0.94%

American Airlines, Inc., Series 2001-1A2 Pass Through:
6.82% due 05/23/11	260,000	254,150
Atlas Air, Inc., Series 1999-1B Pass Through:
7.63% due 01/02/15	190,086	186,285
Atlas Air, Inc., Series 1999-A1 Pass Through:
7.20% due 01/02/19	356,587	353,021
Continental Airlines, Inc., Series 1999-2C1 Pass Through:
7.73% due 03/15/11	13,167	12,261

		805,717

Automotive - 0.32%

Cooper-Standard Automotive, Inc.:
8.38% due 12/15/14	30,000	24,862
DaimlerChrysler North America Holding Corp.:
7.30% due 01/15/12	75,000	78,699
Ford Motor Co.:
6.63% due 10/01/28	80,000	54,400
General Motors Corp.:
8.25% due 07/15/23	150,000	112,875

		270,836

Banks - 2.13%

ABN Amro North American Holding Capital:
6.52% due 11/08/12 *(2)	150,000	152,736
BankBoston Captial Trust IV:
5.46% due 06/08/28 (1)	181,000	175,096
Branch Banking & Trust Co.:
4.88% due 01/15/13	85,000	81,214
Chemical Bank:
6.13% due 11/01/08	138,000	139,782
First Maryland Capital II:
6.00% due 02/01/27 (1)	159,000	156,036
HSBC Holdings PLC:
6.50% due 05/02/36	120,000	118,898
Huntington National Banks:
6.60% due 06/15/18	92,000	94,817
National City Bank:
4.63% due 05/01/13	119,000	111,345
PNC Funding Corp.:
5.75% due 08/01/06	226,000	226,102
Popular North America, Inc.:
5.65% due 04/15/09	120,000	119,254
Sanwa Bank Ltd.:
7.40% due 06/15/11	85,000	90,580
Southtrust Bank NA:
4.75% due 03/01/13	170,000	159,577
Union Bank of California:
5.95% due 05/11/16	170,000	169,118
US Bank NA:
3.90% due 08/15/08	32,000	31,016

		1,825,571

Broadcasting - 1.47%

Chancellor Media Corp.:
8.00% due 11/01/08	238,000	248,982
Charter Communications Holdings LLC:
11.13% due 01/15/11	155,000	97,650
Cox Communications, Inc.:
7.13% due 10/01/12	150,000	155,799
7.63% due 06/15/25	89,000	93,356
Nexstar Finance, Inc.:
7.00% due 01/15/14	55,000	51,356
Paxson Communications Corp.:
11.32% due 01/15/13 *(1)	250,000	252,813
Univision Communications, Inc.:
3.50% due 10/15/07	75,000	72,570
Viacom, Inc.:
6.63% due 05/15/11	170,000	174,845
Young Broadcasting, Inc.:
10.00% due 03/01/11	125,000	113,125

		1,260,496

Building Materials - 0.19%

American Standard, Inc.:
5.50% due 04/01/15	96,000	90,234
7.38% due 02/01/08	68,000	69,521

		159,755

Chemical - 0.79%

BCI US Finance Corp.:
10.57% due 07/15/10 *(1)	200,000	204,000
E.I. du Pont de Nemours and Co.:
4.88% due 04/30/14	54,000	50,714
Eastman Chemical Co.:
7.63% due 06/15/24	95,000	99,431
ICI Wilmington, Inc.:
7.05% due 09/15/07	230,000	233,267
Monsanto Co.:
5.50% due 08/15/25	100,000	90,226

		677,638

Commercial Services - 0.53%

Aramark Services, Inc.:
7.00% due 05/01/07	183,000	183,920
Monitronics International, Inc.:
11.75% due 09/01/10	85,000	84,150
Pitney Bowes, Inc.:
4.75% due 01/15/16	128,000	116,696
Rent-Way, Inc.:
11.88% due 06/15/10	64,000	66,240

		451,006

Drugs - 0.66%

Abbott Laboratories:
5.88% due 05/15/16	180,000	179,254
American Home Products Corp.:
6.95% due 03/15/11	100,000	105,025
Merck & Co., Inc.:
2.50% due 03/30/07	116,000	113,318
Wyeth:
5.50% due 02/01/14	177,000	172,070

		569,667

Electronics/Electrical Equipment - 0.16%

Arrow Electronics, Inc.:
6.88% due 06/01/18	135,000	135,819

Financial Services - 6.72%

Ameriprise Financial, Inc.:
5.35% due 11/15/10	114,000	112,139
BAE Systems Holdings, Inc.:
5.20% due 08/15/15 *	320,000	298,222
Banc One Corp.:
8.00% due 04/29/27	108,000	127,056
CIT Group, Inc.:
5.40% due 03/07/13	100,000	97,143
Comerica, Inc.:
4.80% due 05/01/15	85,000	77,488
Consolidated Communications Illinois:
9.75% due 04/01/12	150,000	159,750
Countrywide Home Loans, Inc.:
4.13% due 09/15/09	80,000	76,233
5.50% due 08/01/06	289,000	289,120
Devon Financing Corp.:
6.88% due 09/30/11	150,000	157,367
Ford Motor Credit Co.:
5.80% due 01/12/09	334,000	305,249
Foster’s Finance Corp.:
6.88% due 06/15/11 *	85,000	88,443
General Electric Capital Corp.:
2.80% due 01/15/07	213,000	209,888
6.75% due 03/15/32	319,000	341,394
General Motors Acceptance Corp.:
6.75% due 12/01/14	85,000	77,160
6.88% due 09/15/11	400,000	375,768
6.88% due 08/28/12	12,000	11,154
7.25% due 03/02/11	50,000	47,704
7.75% due 01/19/10	175,000	171,452
Genworth Global Funding Trusts:
5.75% due 05/15/13	170,000	169,917
Goldman Sachs Group, Inc.:
6.45% due 05/01/36	90,000	86,993
Household Finance Corp.:
7.00% due 05/15/12	136,000	143,814
Kinder Morgan Finance Co.:
5.70% due 01/05/16	138,000	122,827
Lehman Brothers Holdings, Inc.:
5.50% due 04/04/16	280,000	269,208
5.75% due 05/17/13	170,000	168,218
Lehman Brothers Holdings, Inc., Series G:
4.50% due 07/26/10	200,000	191,780
Merrill Lynch & Co., Inc.:
6.05% due 05/16/16	170,000	169,681
Pricoa Global Funding I:
3.90% due 12/15/08 *	100,000	95,977
4.63% due 06/25/12 *	85,000	79,908
Principal Life Global Funding:
5.25% due 01/15/13 *	100,000	97,282
Residential Asset Securities Corp.:
4.54% due 12/25/33	200,000	193,027
Residential Capital Corp.:
6.38% due 06/30/10	550,000	542,923
6.50% due 04/17/13	80,000	78,237
Swiss Re Capital I LP:
6.85% due 05/25/16 *(2)	77,000	76,641
Transamerica Finance Corp.:
6.40% due 09/15/08	79,000	80,192
UBS Preferred Funding Trust V:
6.24% due 05/15/16 (2)	170,000	169,974

		5,759,329

Foods - 0.15%

Dole Foods Co., Inc.:
8.88% due 03/15/11	35,000	34,256
Tyson Foods, Inc.:
8.25% due 10/01/11	90,000	96,022

		130,278

Freight - 0.19%

Ryder System, Inc.:
5.00% due 06/15/12	177,000	166,162

Funeral Services - 0.08%

Service Corp. International:
6.75% due 04/01/16	75,000	70,313

Healthcare - 0.36%

Boston Scientific Corp:
6.25% due 11/15/35	187,000	185,377
Psychiatric Solutions, Inc.:
7.75% due 07/15/15	125,000	125,937

		311,314

Heavy Duty Trucks/Parts - 0.06%

Dura Operating Corp.:
8.63% due 04/15/12	60,000	51,675

Hospital Management - 0.17%

HCA, Inc.:
6.95% due 05/01/12	150,000	148,597

Hospital Supplies - 0.19%

AmerisourceBergen Corp.:
5.63% due 09/15/12 *	75,000	73,077
Universal Hospital Services, Inc.:
10.13% due 11/01/11	85,000	89,250

		162,327

Information Processing - Services - 0.10%

Computer Sciences Corp.:
3.50% due 04/15/08	85,000	81,828

Information Processing - Software - 0.10%

Activant Solutions, Inc.:
10.99% due 04/01/10 *(1)	35,000	34,650
Oracle Corp. / Ozark Holding, Inc.:
5.00% due 01/15/11 *	56,000	54,316

		88,966

Insurance - 1.97%

Ace INA Holdings, Inc.:
6.70% due 05/15/36	95,000	92,489
AMBAC, Inc.:
5.95% due 12/05/35	110,000	101,967
Americo Life, Inc.:
7.88% due 05/01/13 *	109,000	108,377
AmerUs Group Co.:
6.58% due 05/16/11	170,000	170,794
Great West Life & Annuity Insurance Co:
7.15% due 05/16/46 *(12)	286,000	285,742
ING Security Life Institutional Funding:
2.70% due 02/15/07 *	153,000	149,718
Jefferson-Pilot Corp.:
4.75% due 01/30/14	117,000	108,120
Kingsway America, Inc.:
7.50% due 02/01/14	85,000	84,273
MetLife, Inc.:
5.00% due 11/24/13	102,000	96,221
Metropolitan Life Global Funding I:
4.63% due 08/19/10 *	90,000	86,460
MIC Financing Trust I:
8.38% due 02/01/27 *	68,000	68,738
Nationwide Life Global Funding I:
5.35% due 03/15/11 *	170,000	167,769
Ohio Casualty Corp.:
7.30% due 06/15/14	163,000	166,862

		1,687,530

Leisure & Tourism - 0.50%

Brunswick Corp.:
5.00% due 06/01/11	134,000	126,749
Hilton Hotels Corp.:
7.20% due 12/15/09	92,000	93,993
MGM Mirage, Inc.:
5.88% due 02/27/14	200,000	183,500
Riviera Holdings Corp.:
11.00% due 06/15/10 (3)	25,000	26,406

		430,648

Metals - 0.37%

Barrick Gold Finance Co.:
7.50% due 05/01/07	112,000	113,953
Crown Cork & Seal Co., Inc.:
8.00% due 04/15/23	75,000	71,625
Timken Co.:
5.75% due 02/15/10	133,000	130,480

		316,058

Mining - 0.13%

Newmont Mining Corp.:
8.63% due 05/15/11	100,000	111,765

Multimedia - 0.87%

AOL Time Warner, Inc.:
6.75% due 04/15/11	80,000	82,246
Belo Corp:
6.75% due 05/30/13	80,000	79,953
Clear Channel Communications:
4.90% due 05/15/15	170,000	147,424
News America, Inc.:
7.30% due 04/30/28	110,000	112,047
Time Warner Entertainment Co. LP:
8.38% due 03/15/23	160,000	178,764
Time Warner, Inc.:
7.25% due 10/15/17	71,000	74,553
Viacom, Inc.:
6.88% due 04/30/36 *	70,000	67,708

		742,695

Oil & Gas - 1.57%

Amerada Hess Corp.:
7.88% due 10/01/29	95,000	106,366
ConocoPhillips:
7.00% due 03/30/29	293,000	322,529
Consumers Energy Co.:
4.25% due 04/15/08	170,000	165,442
El Paso Production Holding Co.:
7.75% due 06/01/13	205,000	209,100
Encore Acquisition Co.:
6.00% due 07/15/15	44,000	39,270
6.25% due 04/15/14	26,000	23,855
Hanover Compressor Co.:
9.00% due 06/01/14	100,000	106,250
Hilcorp Energy LP:
10.50% due 09/01/10 *	85,000	92,437
Premcor Refining Group, Inc.:
6.75% due 02/01/11	158,000	163,232
Seitel, Inc.:
11.75% due 07/15/11	100,000	113,000

		1,341,481

Paper/Forest Products - 0.51%

MeadWestvaco Corp.:
6.85% due 04/01/12	170,000	173,099
Pliant Corp.:
11.13% due 09/01/09 (4)(9)	126,000	132,930
Plum Creek Timberlands LP:
5.88% due 11/15/15	138,000	133,201

		439,230

Pollution Control - 0.08%

Republic Services, Inc.:
6.09% due 03/15/35	75,000	70,143

Publishing - 0.21%

Knight-Ridder, Inc.:
6.88% due 03/15/29	85,000	77,593
7.15% due 11/01/27	105,000	98,043

		175,636

Railroads & Equipment - 0.40%

Burlington Northern Santa Fe Corp.:
7.29% due 06/01/36	176,000	196,867
Norfolk Southern Corp.:
5.59% due 05/17/25	158,000	146,342

		343,209

Real Estate - 0.48%

Brascan Corp.:
8.13% due 12/15/08	166,000	175,017
EOP Operating LP:
7.00% due 07/15/11	150,000	157,220
ERP Operating LP:
5.38% due 08/01/16	86,000	81,152

		413,389

Real Estate Investment Trusts - 0.41%

Duke Realty LP:
5.50% due 03/01/16	75,000	71,156
Heritage Property Investment Trust:
4.50% due 10/15/09	75,000	71,946
Mack-Cali Realty LP:
5.80% due 01/15/16	80,000	76,528
Reckson Operating Partnership LP:
6.00% due 03/31/16	47,000	45,561
Simon Property Group LP:
6.35% due 08/28/12	85,000	86,842

		352,033

Savings & Loan - 2.45%

Charter One Bank FSB:
6.38% due 05/15/12	501,000	519,799
Downey Financial Corp.:
6.50% due 07/01/14	170,000	166,874
Golden West Financial Corp.:
4.75% due 10/01/12	182,000	172,444
Independence Community Bank Corp.:
3.50% due 06/20/13 (12)	81,000	77,456
Sovereign Bancorp, Inc.:
4.80% due 09/01/10 *	280,000	268,754
Washington Mutual Bank:
5.95% due 05/20/13	170,000	168,857
6.75% due 05/20/36	258,000	256,672
Washington Mutual, Inc.:
5.24% due 03/22/12 (1)	288,000	287,639
Western Financial Bank:
9.63% due 05/15/12	164,000	181,220

		2,099,715

Telecommunications - 1.95%

Alltel Corp.:
4.66% due 05/17/07	151,000	149,844
American Cellular Corp.:
10.00% due 08/01/11	250,000	268,438
Centennial Communications Corp.:
10.74% due 01/01/13 (1)	125,000	130,313
Corning, Inc.:
6.20% due 03/15/16	90,000	89,664
Embarq Corp.:
7.08% due 06/01/16	18,000	18,021
GTE Northwest, Inc.:
5.55% due 10/15/08	95,000	94,105
GTE Southwest, Inc.:
8.50% due 11/15/31	190,000	211,638
ICO North America, Inc.:
7.50% due 08/15/09 (6)(7)(14)	25,000	31,250
LCI International, Inc.:
7.25% due 06/15/07	360,000	361,800
New England Telephone & Telegraph Co.:
7.88% due 11/15/29	115,000	117,906
Sprint Capital Corp.:
6.88% due 11/15/28	113,000	113,949
Verizon New York, Inc.:
6.88% due 04/01/12	80,000	81,650

		1,668,578

Utilities - Electric - 5.29%

AES Corp.:
7.75% due 03/01/14	25,000	25,625
8.88% due 02/15/11	110,000	117,013
American Electric Power Co., Inc.:
4.71% due 08/16/07 (5)	90,000	89,038
Appalachian Power Co.:
5.00% due 06/01/17	102,000	91,860
Calpine Corp.:
8.75% due 07/15/13 *(4)(9)	445,000	428,312
Centerpoint Energy Houston Electric, LLC:
5.60% due 07/01/23	133,000	122,155
Centerpoint Energy, Inc.:
5.88% due 06/01/08	190,000	190,308
Commonwealth Edison Co.:
5.88% due 02/01/33	152,000	139,649
Consolidated Natural Gas Co.:
5.38% due 11/01/06	94,000	93,918
Detroit Edison Co.:
6.63% due 06/01/36	190,000	191,834
Dominion Resources, Inc.:
5.69% due 05/15/08 (5)	165,000	164,907
Duke Energy Co.:
4.20% due 10/01/08	150,000	145,296
Duquesne Light Holdings, Inc.:
6.25% due 08/15/35	45,000	40,355
Enersis SA:
7.40% due 12/01/16	700,000	722,914
Entergy Louisiana LLC:
5.83% due 11/01/10	255,000	251,410
Florida Power & Light Co.:
5.95% due 10/01/33	95,000	91,507
Indianapolis Power & Light Co.:
6.60% due 01/01/34 *	41,000	40,786
Indiantown Cogeneration, LP:
9.26% due 12/15/10	65,137	68,094
NRG Energy, Inc.:
7.25% due 02/01/14	50,000	50,000
7.38% due 02/01/16	185,000	185,231
Old Dominion Electric Cooperative:
5.68% due 12/01/28	45,042	43,589
Pepco Holding, Inc.:
5.50% due 08/15/07	193,000	192,571
PSEG Power LLC:
7.75% due 04/15/11	115,000	123,455
PSI Energy, Inc.:
7.85% due 10/15/07	287,000	294,612
Public Service Electric & Gas Co.:
5.00% due 08/15/14	84,000	79,371
Puget Sound Energy, Inc.:
5.20% due 10/01/15	268,000	252,506
Reliant Resources, Inc.:
9.50% due 07/15/13	50,000	50,500
Southern California Edison Co.:
5.63% due 02/01/36	102,000	92,156
Southern Energy, Inc.:
7.90% due 07/15/09 +(6)(7)(14)	150,000	0
Virginia Electric and Power Co.:
4.10% due 12/15/08	157,000	151,393

		4,530,365

Utilities - Gas, Distribution - 0.31%

Sempra Energy:
4.62% due 05/17/07	161,000	159,569
Southern California Gas Co.:
5.75% due 11/15/35	110,000	103,886

		263,455

Utilities - Gas, Pipeline - 0.53%

Duke Energy Field Services LLC:
6.88% due 02/01/11	80,000	83,285
NGC Corp. Capital Trust I:
8.32% due 06/01/27	215,000	187,050
Reliant Energy Resources Corp.:
7.75% due 02/15/11	170,000	182,840

		453,175

Total Corporate Bonds
(Cost $29,424,215)		29,021,934

FOREIGN BONDS - 10.52%
Banks - 0.55%

Banco Continental de Panama:
6.63% due 12/01/10 *	48,000	47,246
Caisse Nationale des Caisses d’Epargne:
5.09% due 12/30/09 (1)	132,000	112,530
Mizuho Finance Group Cayman, Ltd.:
8.38% due 04/27/09	165,000	174,471
National Westminster Bank PLC:
7.75% due 10/16/07 (2)	63,000	64,641
NIB Capital Bank NV:
5.82% due 12/11/13 *(2)	80,000	75,595

		474,483

Broadcasting - 0.51%

British Telecommunications PLC:
8.63% due 12/15/30	85,000	104,589
Grupo Televisa SA:
6.63% due 03/18/25	176,000	166,320
Telenet Group Holding NV:
11.50% due 06/15/14 *(5)	196,000	164,640

		435,549

Chemical - 0.11%

Agrium, Inc.:
7.13% due 05/23/36	95,000	95,632

Conglomerates - 0.18%

Tyco International Group SA:
6.00% due 11/15/13	160,000	158,403

Drugs - 0.09%

Elan Finance PLC/Elan Finance Corp.:
7.75% due 11/15/11	78,000	76,050

Financial Services - 2.33%

Aries Vermogensverwaltung GmbH:
9.60% due 10/25/14	500,000	616,950
Canadian Oil Sands, Ltd.:
5.80% due 08/15/13 *	164,000	161,948
Diageo Capital PLC:
4.38% due 05/03/10	166,000	158,546
FBG Finance, Ltd.:
5.88% due 06/15/35 *	100,000	88,910
HBOS Capital Funding LP:
6.85% due 03/23/09 (15)	288,000	279,734
Hybrid Capital Funding I LP:
6.00% due 06/30/11 (15)	260,000	264,329
Kaupthing Bank:
7.13% due 05/19/16 *	55,000	55,114
Nell AF SARL:
8.38% due 08/15/15 *	200,000	197,500
SovRisc BV:
4.63% due 10/31/08 *	174,000	171,014

		1,994,045

Foreign Government Agencies - 4.26%

Federal Republic of Brazil:
8.00% due 01/15/18	250,000	260,625
10.50% due 07/14/14	70,000	83,230
Government of United Kingdom:
2.25% due 07/08/08 *	123,000	116,291
Quebec Province Canada:
7.50% due 09/15/29	224,000	268,991
Republic of Argentina:
4.89% due 08/03/12 (1)(8)	250,000	205,000
8.28% due 12/31/33	272,257	252,654
Republic of Turkey:
9.00% due 06/30/11	65,000	70,606
11.88% due 01/15/30	600,000	852,000
Republic of Venezuela:
8.50% due 10/08/14	35,000	37,537
9.25% due 09/15/27	800,000	956,800
Russian Federation:
5.00% due 03/31/30 *(5)	102,000	108,758
8.25% due 03/31/10	417,778	436,578
United Mexican States:
7.50% due 04/08/33	3,000	3,141

		3,652,211

Insurance - 0.82%

Aegon NV:
5.59% due 07/15/14 (2)	189,000	162,445
Fairfax Financial Holdings, Ltd.:
8.25% due 10/01/15	175,000	156,625
ING Groep NV:
5.78% due 12/08/15 (2)	125,000	118,941
Montpelier Re Holdings, Ltd.:
6.13% due 08/15/13	121,000	112,417
XL Capital, Ltd.:
6.38% due 11/15/24	165,000	155,865

		706,293

Leisure & Tourism - 0.12%

Royal Caribbean Cruises, Ltd.:
6.88% due 12/01/13	102,000	101,470

Machinery - 0.09%

Atlas Copco AB:
6.50% due 04/01/08 *	73,000	74,054

Metals - 0.16%

Noranda, Inc.:
6.00% due 10/15/15	148,000	141,113

Oil & Gas - 0.10%

Petro-Canada:
5.95% due 05/15/35	95,000	87,399

Paper/Forest Products - 0.18%

Abitibi-Cons., Inc.:
8.55% due 08/01/10	75,000	73,875
Stora Enso Oyj:
6.40% due 04/15/16 *	80,000	78,613

		152,488

Railroads & Equipment - 0.22%

Canadian National Railway Co.:
6.38% due 10/15/11	180,000	186,268

Retail - 0.14%

Jean Coutu Group, Inc.:
8.50% due 08/01/14	125,000	116,250

Telecommunications - 0.66%

America Movil SA de CV:
6.38% due 03/01/35	91,000	80,718
Telecom Italia Capital SA:
5.25% due 11/15/13	117,000	109,289
6.38% due 11/15/33	207,000	188,712
Telus Corp.:
7.50% due 06/01/07	133,000	135,350
8.00% due 06/01/11	45,000	49,170

		563,239

Total Foreign Bonds
(Cost $8,948,281)		9,014,947

UNITED STATES GOVERNMENT BONDS - 43.89%
Government Agencies - 36.05%

Federal Home Loan Bank:
3.90% due 02/25/08	365,000	356,440
4.00% due 01/23/07	300,000	297,410
4.50% due 09/08/08	440,000	432,299
Federal Home Loan Mtg. Corp.:
4.35% due 06/02/08	420,000	411,420
4.45% due 03/06/08	205,000	201,819
4.50% due 11/01/18	643,347	609,986
4.50% due 02/01/19	722,854	684,681
4.50% due 07/01/19	559,088	529,564
4.50% due 08/01/20	449,488	425,159
5.00% due 03/01/19	301,672	291,674
5.00% due 06/15/31 (1)	536,081	520,275
5.00% due 10/01/33	70,441	66,319
5.00% due 06/01/34	1,036,092	974,154
5.00% due 06/01/34	359,669	338,168
5.00% due 12/01/34	478,764	450,143
5.00% due 08/01/35	1,591,482	1,492,980
5.00% due 11/01/35	1,088,190	1,020,838
5.50% due 11/01/18	330,534	325,944
5.50% due 10/01/33	809,956	783,655
5.50% due 07/01/34	557,336	538,546
5.50% due 02/01/35	608,008	586,362
5.50% due 07/01/35	1,572,216	1,516,242
6.00% due 07/01/35	707,558	699,979
6.50% due 12/01/32	465,302	471,732
6.50% due 01/01/36	1,112,313	1,124,890
6.50% due 02/01/36	792,253	801,284
6.50% due 03/01/36	540,241	546,349
7.00% due 11/01/16	50,830	52,199
7.00% due 07/01/32	68,906	70,697
7.50% due 12/01/30	8,694	9,037
7.50% due 04/01/31	112,693	117,112
8.00% due 02/01/30	12,064	12,800
8.00% due 07/01/30	2,849	3,023
Federal Home Loan Mtg. Corp. Reference REMIC, Series R004, Class AL:
5.13% due 12/15/13 (10)	316,733	309,716
Federal Home Loan Mtg. Corp. Reference REMIC, Series R005, Class AB:
5.50% due 12/15/18 (10)	609,031	598,090
Federal Home Loan Mtg. Corp. Reference REMIC, Series R006, Class AK:
5.75% due 12/15/18 (10)	493,554	488,477
Federal National Mtg. Assoc.:
3.88% due 02/01/08	315,000	307,749
4.50% due 06/01/18	167,450	158,995
4.75% due 12/15/10	202,000	196,874
5.00% due 09/01/18	56,475	54,702
5.00% due 10/01/18	621,630	602,119
5.00% due 12/01/18	279,023	270,266
5.00% due 03/01/20	414,484	401,070
5.00% due 11/01/33	30,308	28,551
5.00% due 03/01/34	579,081	544,837
5.00% due 04/01/34	1,833,269	1,724,857
5.00% due 05/01/35	138,672	130,166
5.25% due 08/01/12	314,000	308,123
5.50% due 10/01/17	131,332	129,666
5.50% due 05/01/18	132,510	130,743
5.50% due 11/01/19	434,922	429,125
5.50% due 12/01/33	755,934	730,829
5.50% due 05/01/34	303,106	293,040
5.50% due 12/01/35	1,093,434	1,053,789
5.50% due 02/01/36 (1)	543,265	542,488
6.00% due 09/01/16	200,140	201,503
6.00% due 12/01/16	49,041	49,376
6.00% due 12/01/33	680,926	674,549
6.00% due 08/01/34	1,091,414	1,079,562
6.00% due 10/01/34	349,520	345,924
6.00% due 04/01/35	1,033,254	1,023,577
6.50% due 02/01/17	81,653	83,108
6.50% due 03/01/17	96,928	98,655
6.50% due 04/01/29	104,047	105,477
6.50% due 06/01/29	170,096	172,434
6.50% due 07/01/32	268,719	271,839
7.00% due 09/01/31	227,631	233,611
7.50% due 11/01/14	2,090	2,130
Government National Mtg. Assoc.:
6.50% due 06/15/29	31,569	32,225
6.50% due 10/15/32	287,006	292,431
7.00% due 09/15/28	28,123	29,071

		30,892,924

Government Obligations - 7.84%

United States Treasury Bonds:
5.38% due 02/15/31	1,096,000	1,108,501
6.25% due 08/15/23	266,000	292,247
7.25% due 08/15/22	72,000	86,642
United States Treasury Notes:
2.75% due 06/30/06	4,700,000	4,692,471
4.50% due 02/28/11	88,000	86,006
4.63% due 02/29/08	456,000	452,740

		6,718,607

Total United States Government Bonds
(Cost $38,807,231)		37,611,531

PREFERRED STOCK - 0.47%
Financial Services - 0.47%

Fannie Mae 7.01% (1)	2,370	130,065
General Electric Capital Corp. 4.50% (5)	12,000	275,400

(Cost $428,535)		405,465

Total Long-Term Investment Securities
(Cost $85,009,519)		83,397,187

REPURCHASE AGREEMENT - 1.23%

Agreement with State Street Bank & Trust Co., bearing interest at 4.59%, dated 05/31/06, to be repurchased 06/01/06 in the amount of $1,056,135 and collateralized by Federal Home Loan Bank Notes, bearing interest at 4.13%, due 10/19/07 and having an approximate value of $1,088,794 (Cost $1,056,000)	1,056,000	1,056,000

TOTAL INVESTMENTS
(Cost $86,065,519)(13)	98.55%	84,453,187
Other assets less liabilities	1.45%	1,246,840

NET ASSETS	100.00%	$85,700,027

Pass Through -	Certificates backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
REMIC -	Real Estate Mortgage Investment Conduit

+	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At May 31, 2006, the aggregate value of these securities was $6,757,952 representing 7.89% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of May 31, 2006
(2)	Variable rate security - the rate reflected is as of May 31, 2006; maturity date reflects next reset date.
(3)	Security represents an investment in an affiliated company (see Note 3).
(4)	Bond in default
(5)	“Step Up” security where the rate increases (“steps up”) at a predetermined rate. Rate shown reflects the increased rate.
(6)	Fair valued security (see Note 1)
(7)	Illiquid security
(8)	The par value of this security is at a ratio of 87.50/100
(9)	Company has filed for Chapter 11 bankruptcy protection.
(10)	Collateralized Mortgage Obligation
(11)	Commercial Mortgage-Backed Security
(12)	Variable rate security - the rate reflected is as of May 31, 2006; maturity date reflects stated maturity date.
(13)	See Note 4 for cost of investments on a tax basis.
(14)	To the extent permitted by the Statement of Additional Information, the Core Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2006, the Core Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquistion Cost	Market Value	Market Value Per Share	% of Net Assets
ICO North America, Inc.:
7.50% due 08/15/09	08/11/2005	$25,000	$25,000	$31,250	$125.00	0.04%
Southern Energy, Inc.:
7.90% due 07/15/09	01/10/2006	$150,000	—	—	—	0.00%

				$31,250		0.04%

(15)	Perpetual maturity date. The maturity date shown represents the call date.

See Notes to Schedule of Investments

HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS - May 31, 2006 (Unaudited)

	Principal Amount/ Shares	Value (Note 1)
CORPORATE BONDS - 78.32%
Advertising - 0.76%

Affinity Group, Inc.:
9.00% due 02/15/12	$300,000	$297,000
Vertis, Inc.:
9.75% due 04/01/09	50,000	51,000
10.88% due 06/15/09	375,000	365,625

		713,625

Aerospace/Defense - 0.32%

Decrane Aircraft Holdings, Inc.:
12.00% due 09/30/08	220,000	157,300
L-3 Communications Corp.:
6.13% due 07/15/13	50,000	47,125
6.38% due 10/15/15	100,000	94,500

		298,925

Airlines - 6.01%

American Airlines, Inc., Series 2001-1A2 Pass Through:
6.82% due 05/23/11	1,000,000	977,500
Atlas Air, Inc.:
7.38% due 07/02/19	71,286	70,751
Atlas Air, Inc., Series 1999-1A2 Pass Through:
6.88% due 07/02/09	412,975	400,586
Atlas Air, Inc., Series 1999-1B Pass Through:
7.63% due 01/02/15	862,020	844,779
Atlas Air, Inc., Series 1999-1C:
8.77% due 01/02/11	87,400	70,794
Atlas Air, Inc., Series 1999-A1 Pass Through:
7.20% due 01/02/19	473,813	469,075
Atlas Air, Inc., Series 2000-1A Pass Through:
8.71% due 01/02/19	663,963	688,862
Atlas Air, Inc., Series 2001B Pass Through:
9.06% due 01/02/14	197,175	207,034
Continental Airlines, Inc., Series 1999-1A Pass Through:
6.55% due 08/02/20	521,875	518,036
Continental Airlines, Inc., Series 1999-1C Pass Through:
6.95% due 08/02/09	113,485	108,463
Continental Airlines, Inc., Series 1999-2C1 Pass Through:
7.73% due 03/15/11	186,529	173,700
Continental Airlines, Inc., Series 2000-2B:
8.31% due 10/02/19	80,982	77,793
Delta Air Lines, Inc.:
9.50% due 11/18/08 *(2)(5)	175,000	169,969
Delta Air Lines, Inc. Pass Through Certs.:
7.57% due 11/18/10 (5)	375,000	375,937
Northwest Airlines, Inc. Pass Through Certs. Series 1A-1:
7.04% due 04/01/22 (5)	336,745	335,904
United Airlines, Inc. Pass Through Certs.:
6.20% due 09/01/08	117,865	118,042

		5,607,225

Automotive - 1.50%

Cooper-Standard Automotive, Inc.:
8.38% due 12/15/14	190,000	157,462
Exide Corp.:
10.00% due 03/15/25 +(1)(8)	300,000	0
Ford Motor Co.:
6.63% due 10/01/28	625,000	425,000
General Motors Corp.:
8.25% due 07/15/23	900,000	677,250
Stanadyne Corp.:
10.00% due 08/15/14	150,000	138,750
Venture Holdings Trust:
11.00% due 06/01/07 +(2)(5)(8)	50,000	62

		1,398,524

Beverages - 0.31%

Le-Natures, Inc.:
9.00% due 06/15/13 *	275,000	287,375

Broadcasting - 6.32%

Adelphia Communications Corp.:
10.25% due 06/15/11 +(2)(5)	100,000	50,750
Allbritton Communications Co.:
7.75% due 12/15/12	225,000	225,281
Charter Communications Holdings LLC:
9.63% due 11/15/09	1,075,000	825,062
9.92% due 04/01/11 (3)	350,000	210,000
10.25% due 01/15/10	50,000	32,500
10.75% due 10/01/09	550,000	426,250
11.13% due 01/15/11	1,340,000	844,200
CSC Holdings, Inc.:
8.13% due 08/15/09	200,000	205,000
Fisher Communications, Inc.:
8.63% due 09/15/14	375,000	390,938
Insight Communications Co., Inc.:
12.25% due 02/15/11 (3)	565,000	601,725
LIN Television Corp.:
6.50% due 05/15/13	325,000	301,438
Medianews Group, Inc.:
6.38% due 04/01/14	15,000	13,575
6.88% due 10/01/13	15,000	14,100
Nexstar Finance, Inc.:
7.00% due 01/15/14	400,000	373,500
Paxson Communications Corp.:
10.78% due 01/15/13 *(9)	800,000	809,000
Young Broadcasting, Inc.:
8.75% due 01/15/14	225,000	189,000
10.00% due 03/01/11	425,000	384,625

		5,896,944

Building Materials - 1.24%

Associated Materials, Inc.:
9.75% due 04/15/12	425,000	439,875
11.25% due 03/01/14 (3)	225,000	140,625
Dayton Superior Corp.:
10.75% due 09/15/08	342,000	353,115
13.00% due 06/15/09	250,000	222,500

		1,156,115

Chemical - 1.20%

BCI US Finance Corp.:
10.57% due 07/15/10 *(9)	175,000	178,500
Equistar Chemicals LP:
8.75% due 02/15/09	175,000	182,656
10.63% due 05/01/11	200,000	216,500
Lyondell Chemical Co.:
9.50% due 12/15/08	132,000	137,115
Rockwood Specialties Group, Inc.:
7.50% due 11/15/14	150,000	149,250
10.63% due 05/15/11	55,000	59,400
Westlake Chemical Corp.:
6.63% due 01/15/16	200,000	192,500

		1,115,921

Coal - 0.09%

Alpha Natural Resources, Inc. LLC:
10.00% due 06/01/12	75,000	81,000

Commercial Services - 2.93%

Avis Budget Car Rental LLC:
7.58% due 05/15/14 *(9)	125,000	126,875
7.63% due 05/15/14 *	75,000	75,375
Corrections Corp. of America:
6.25% due 03/15/13	200,000	190,000
DI Finance LLC:
9.50% due 02/15/13	325,000	340,437
FTI Consulting, Inc.:
7.63% due 06/15/13	100,000	102,750
Mobile Mini, Inc.:
9.50% due 07/01/13	65,000	70,363
Monitronics International, Inc.:
11.75% due 09/01/10	350,000	346,500
NationsRent Cos., Inc.:
9.50% due 05/01/15	225,000	240,750
Owens Brockway Glass Container, Inc.:
8.25% due 05/15/13	150,000	151,500
Owens- Brockway Glass Container, Inc.:
8.88% due 02/15/09	325,000	335,562
Rent-Way, Inc.:
11.88% due 06/15/10	300,000	310,500
United Rentals NA, Inc.:
7.75% due 11/15/13	450,000	441,000

		2,731,612

Conglomerates - 0.12%

Park-Ohio Industries, Inc.:
8.38% due 11/15/14	125,000	112,500

Drugs - 0.13%

Mylan Laboratories, Inc.:
6.38% due 08/15/15	125,000	120,625

Electronics/Electrical Equipment - 0.67%

Celestica, Inc.:
7.63% due 07/01/13	75,000	74,438
Sanmina-SCI Corp.:
6.75% due 03/01/13	125,000	119,062
Solectron Corp.:
8.00% due 03/15/16 *	175,000	175,875
Xerox Corp.:
7.63% due 06/15/13	250,000	256,250

		625,625

Financial Services - 9.54%

AAC Group Holding Corp.:
10.25% due 10/01/12 (3)	225,000	181,125
AMR HoldCo, Inc.:
10.00% due 02/15/15	175,000	186,375
Chukchansi Economic Development Auth.:
8.78% due 11/15/12 *(9)	175,000	180,469
Consolidated Communications Illinois:
9.75% due 04/01/12	291,000	309,915
ESI Tractebel Acquisition Corp.:
7.99% due 12/30/11	151,000	156,275
Ford Motor Credit Co.:
5.80% due 01/12/09	1,950,000	1,782,140
General Motors Acceptance Corp.:
6.75% due 12/01/14	850,000	771,597
6.88% due 09/15/11	1,650,000	1,550,043
6.88% due 08/28/12	54,000	50,195
7.02% due 12/01/14 (9)	640,000	608,743
7.25% due 03/02/11	300,000	286,221
7.75% due 01/19/10	1,125,000	1,102,194
H&E Equipment Services LLC:
11.13% due 06/15/12	175,000	192,500
Hexion US Finance Corp:
9.00% due 07/15/14	645,000	667,575
MedCath Holdings Corp.:
9.88% due 07/15/12	250,000	254,375
Nexstar Finance Holdings LLC:
11.38% due 04/01/13 (3)	200,000	168,250
PCA LLC:
11.88% due 08/01/09 (8)	400,000	80,000
Southern Star Central Corp.:
6.75% due 03/01/16 *	125,000	121,875
Terra Capital, Inc.:
11.50% due 06/01/10	228,000	251,940

		8,901,807

Foods - 1.17%

Doane Pet Care Co.:
10.63% due 11/15/15	100,000	124,333
10.75% due 03/01/10	75,000	81,585
Dole Foods Co., Inc.:
8.88% due 03/15/11	125,000	122,344
Smithfield Foods, Inc.:
7.75% due 05/15/13	175,000	175,875
Wornick Co.:
10.88% due 07/15/11	575,000	591,531

		1,095,668

Freight - 0.26%

PHI, Inc.:
7.13% due 04/15/13 *	250,000	243,750

Funeral Services - 1.27%

Alderwoods Group, Inc.:
7.75% due 09/15/12	75,000	79,312
Carriage Services, Inc.:
7.88% due 01/15/15	262,000	263,310
Service Corp. International:
6.50% due 03/15/08	325,000	324,187
6.75% due 04/01/16	75,000	70,313
7.00% due 06/15/17 *	200,000	190,000
Stewart Enterprises, Inc.:
6.25% due 02/15/13 *	275,000	257,125

		1,184,247

Healthcare - 1.59%

CDRV Investors, Inc.:
9.63% due 01/01/15 (3)	375,000	270,000
Concentra Operating Corp.:
9.13% due 06/01/12	150,000	156,937
9.50% due 08/15/10	50,000	52,563
Curative Health Services, Inc.:
10.75% due 05/01/11 +(2)(5)	175,000	108,937
Encore Medical Corp.:
9.75% due 10/01/12	100,000	101,500
Genesis HealthCare Corp.:
2.50% due 03/15/25 *	125,000	132,344
8.00% due 10/15/13	100,000	105,500
Inverness Medical Innovations, Inc.:
8.75% due 02/15/12	350,000	346,500
Psychiatric Solutions, Inc.:
7.75% due 07/15/15	100,000	100,750
US Oncology, Inc.:
10.75% due 08/15/14	100,000	110,625

		1,485,656

Heavy Duty Trucks/Parts - 0.22%

Dura Operating Corp.:
8.63% due 04/15/12	234,000	201,533

Hospital Management - 2.27%

HCA, Inc.:
6.38% due 01/15/15	1,769,000	1,675,823
6.95% due 05/01/12	75,000	74,299
Tenet Healthcare Corp.:
7.38% due 02/01/13	125,000	115,625
9.25% due 02/01/15 *	150,000	151,125
Triad Hospitals, Inc.:
7.00% due 11/15/13	100,000	96,875

		2,113,747

Hospital Supplies - 0.62%

AmerisourceBergen Corp.:
5.88% due 09/15/15 *	325,000	313,046
Universal Hospital Services, Inc.:
10.13% due 11/01/11	250,000	262,500

		575,546

Household Products - 0.57%

ACCO Brands Corp.:
7.63% due 08/15/15	75,000	70,875
Jostens Holding Corp.:
10.25% due 12/01/13 (3)	275,000	217,250
Prestige Brands, Inc.:
9.25% due 04/15/12	50,000	50,250
Visant Holding Corp.:
8.75% due 12/01/13 *	200,000	197,000

		535,375

Information Processing - Services - 0.39%

Spheris, Inc.:
11.00% due 12/15/12 *	200,000	181,000
SunGard Data Systems, Inc.:
9.13% due 08/15/13 *	175,000	183,531

		364,531

Information Processing - Software - 0.52%

Activant Solutions, Inc.:
9.50% due 05/01/16 *	175,000	171,937
10.99% due 04/01/10 *(9)	125,000	123,750
SS&C Technologies, Inc.:
11.75% due 12/01/13 *	175,000	185,938

		481,625

Insurance - 0.14%

Crum & Forster Holdings Corp.:
10.38% due 06/15/13	125,000	130,625

Leisure & Tourism - 4.93%

AMC Entertainment, Inc.:
9.88% due 02/01/12	175,000	175,437
Cinemark, Inc.:
9.75% due 03/15/14 (3)	225,000	176,344
Eldorado Casino Shreveport Capital Corp.:
10.00% due 08/01/12 (4)(8)	408,783	327,026
Eldorado Resorts LLC:
9.00% due 04/15/14 (1)(8)	475,000	475,000
Gaylord Entertainment Co.:
6.75% due 11/15/14	250,000	235,625
K2, Inc.:
7.38% due 07/01/14	75,000	73,688
MGM Mirage, Inc.:
5.88% due 02/27/14	1,625,000	1,490,937
MTR Gaming Group, Inc.:
9.00% due 06/01/12 *	75,000	75,844
NPC International, Inc.:
9.50% due 05/01/14 *	300,000	300,000
Restaurant Co.:
10.00% due 10/01/13	100,000	92,750
Riviera Holdings Corp.:
11.00% due 06/15/10 (10)	150,000	158,438
Sbarro, Inc.:
11.00% due 09/15/09	100,000	101,000
Starwood Hotels & Resorts Worldwide, Inc.:
7.88% due 05/01/12	250,000	264,375
Station Casinos, Inc.:
6.63% due 03/15/18 *	125,000	116,250
True Temper Sports, Inc.:
8.38% due 09/15/11	275,000	257,125
Waterford Gaming LLC:
8.63% due 09/15/12 *	266,000	281,960

		4,601,799

Machinery - 0.53%

Case New Holland, Inc.:
6.00% due 06/01/09	300,000	294,750
Dresser-Rand Group, Inc.:
7.38% due 11/01/14	198,000	198,990

		493,740

Manufacturing - 0.33%

Covalence Specialty Materials Corp.:
10.25% due 03/01/16 *	125,000	126,250
Indalex Holding Corp.:
11.50% due 02/01/14 *	175,000	183,312

		309,562

Metals - 1.52%

Allegheny Technologies, Inc.:
8.38% due 12/15/11	100,000	107,625
Chaparral Steel Co.:
10.00% due 07/15/13	300,000	333,750
Crown Cork & Seal Co., Inc.:
7.38% due 12/15/26	350,000	319,375
8.00% due 04/15/23	275,000	262,625
Freeport McMoRan Resources:
7.00% due 02/15/08	125,000	125,937
Metals USA, Inc.:
11.13% due 12/01/15 *	175,000	195,125
Renco Metals, Inc.:
11.50% due 07/01/03 +(1)(5)(6)(8)	210,000	0
Ryerson Tull, Inc.:
9.13% due 07/15/06	75,000	75,188

		1,419,625

Multimedia - 0.77%

Cablevision Systems Corp.:
9.62% due 04/01/09 (9)	150,000	159,375
CCH II Capital Corp LLC:
10.25% due 09/15/10 *	350,000	348,250
Haights Cross Operating Co.:
11.75% due 08/15/11	200,000	206,000

		713,625

Oil & Gas - 7.01%

Allis-Chalmers Energy, Inc.:
9.00% due 01/15/14 *	175,000	177,625
Belden & Blake Corp.:
8.75% due 07/15/12	125,000	127,813
Brigham Exploration Co.:
9.63% due 05/01/14 *	450,000	446,062
Chaparral Energy, Inc.:
8.50% due 12/01/15 *	500,000	506,250
Chesapeake Energy Corp.:
6.25% due 01/15/18	200,000	186,000
6.63% due 01/15/16	875,000	837,812
6.88% due 11/15/20 *	125,000	119,375
Colorado Interstate Gas Co.:
6.85% due 06/15/37	175,000	176,530
Compton Petroleum Finance Corp.:
7.63% due 12/01/13 *	125,000	121,875
7.63% due 12/01/13	125,000	121,875
Dynegy-Roseton/Danskammer:
7.67% due 11/08/16	275,000	281,604
El Paso Production Holding Co.:
7.75% due 06/01/13	800,000	816,000
Encore Acquisition Co.:
6.00% due 07/15/15	100,000	89,250
6.25% due 04/15/14	50,000	45,875
Exco Resources, Inc.:
7.25% due 01/15/11	170,000	165,750
Grant Prideco, Inc.:
6.13% due 08/15/15	75,000	70,313
Hanover Compressor Co.:
7.50% due 04/15/13	25,000	24,750
8.63% due 12/15/10	75,000	77,250
Hilcorp Energy LP:
7.75% due 11/01/15 *	325,000	320,125
10.50% due 09/01/10 *	146,000	158,775
Newfield Exploration Co.:
6.63% due 09/01/14	150,000	143,625
Oslo Seismic Services, Inc.:
8.28% due 06/01/11	212,263	215,552
Pride International, Inc.:
7.38% due 07/15/14	75,000	76,688
Quicksilver Resources, Inc.:
7.13% due 04/01/16	150,000	143,250
Seitel, Inc.:
11.75% due 07/15/11	425,000	480,250
Tennessee Gas Pipeline Co.:
7.00% due 10/15/28	350,000	333,261
Transmeridian Exploration, Inc.:
12.00% due 12/15/10 *	275,000	275,000

		6,538,535

Paper/Forest Products - 1.29%

Boise Cascade LLC:
7.94% due 10/15/12 (9)	325,000	326,625
Caraustar Industries, Inc.:
7.38% due 06/01/09	350,000	332,500
Pliant Corp.:
11.13% due 09/01/09 (2)(5)	517,000	545,435

		1,204,560

Pollution Control - 0.53%

Allied Waste North America, Inc.:
8.50% due 12/01/08	475,000	498,156

Publishing - 0.08%

Network Communications, Inc.:
10.75% due 12/01/13 *	75,000	76,313

Real Estate Investment Trusts - 1.56%

National Health Investors, Inc.:
7.30% due 07/16/07	200,000	201,710
Omega Healthcare Investors, Inc.:
7.00% due 04/01/14	325,000	313,219
Senior Housing Properties Trust:
8.63% due 01/15/12	525,000	572,250
Trustreet Properties, Inc.:
7.50% due 04/01/15	375,000	369,844

		1,457,023

Retail - 1.38%

Dave & Buster’s, Inc:
11.25% due 03/15/14 *	200,000	201,000
Ferrellgas LP:
6.75% due 05/01/14	350,000	335,125
General Nutrition Centers, Inc.:
8.50% due 12/01/10	175,000	168,000
MTS, Inc.:
9.38% due 03/15/09 (1)(4)(8)	16,572	4,309
Neiman Marcus Group, Inc.:
10.38% due 10/15/15 *	200,000	210,500
Rite Aid Corp.:
8.13% due 05/01/10	150,000	151,125
Saks, Inc.:
9.88% due 10/01/11	200,000	219,000

		1,289,059

Semiconductors - 0.57%

Advanced Micro Devices, Inc.:
7.75% due 11/01/12	244,000	251,930
Amkor Technology, Inc.:
9.25% due 06/01/16	295,000	283,200

		535,130

Telecommunications - 6.93%

American Cellular Corp.:
10.00% due 08/01/11	850,000	912,687
Centennial Communications Corp.:
10.00% due 01/01/13	54,000	55,890
10.13% due 06/15/13	175,000	188,562
10.74% due 01/01/13 (9)	250,000	260,625
Cincinnati Bell Telephone Co.:
7.18% due 12/15/23	50,000	50,000
7.20% due 11/29/23	275,000	265,375
Cincinnati Bell, Inc.:
7.00% due 02/15/15	175,000	169,313
7.25% due 06/15/23	50,000	47,500
ICO North America, Inc.:
7.50% due 08/15/09 (1)(8)(11)	250,000	312,500
Insight Midwest LP:
9.75% due 10/01/09	100,000	102,500
LCI International, Inc.:
7.25% due 06/15/07	2,125,000	2,135,625
Nordic Telephone Co Holding ApS:
8.88% due 05/01/16 *	325,000	335,562
Qwest Corp.:
7.25% due 09/15/25	125,000	119,688
Rural Cellular Corp.:
8.25% due 03/15/12 *	275,000	283,250
9.75% due 01/15/10	500,000	505,000
10.90% due 11/01/12 *(9)	225,000	234,562
United States West Communications, Inc.:
7.13% due 11/15/43	150,000	136,500
7.25% due 10/15/35	125,000	115,938
7.50% due 06/15/23	32,000	30,560
Valor Telecommunications Enterprises LLC:
7.75% due 02/15/15	200,000	206,000

		6,467,637

Textile - Products - 0.24%

Collins & Aikman Floor Cover:
9.75% due 02/15/10	225,000	224,437

Utilities - Electric - 6.33%

AES Corp.:
8.75% due 05/15/13 *	600,000	648,000
Calpine Corp.:
8.75% due 07/15/13 *(2)(5)	2,318,000	2,231,075
Edison Mission Energy:
7.50% due 06/15/13 *	250,000	247,500
7.75% due 06/15/16 *	100,000	99,000
9.88% due 04/15/11	225,000	264,094
Mission Energy Holding Co.:
13.50% due 07/15/08	950,000	1,072,312
NRG Energy, Inc.:
7.25% due 02/01/14	175,000	175,000
7.38% due 02/01/16	675,000	675,844
Reliant Energy, Inc.:
6.75% due 12/15/14	100,000	90,500
Reliant Resources, Inc.:
9.50% due 07/15/13	50,000	50,500
Southern Energy, Inc.:
7.90% due 07/15/09 +(1)(8)(11)	1,225,000	0
VeraSun Energy Corp.:
9.88% due 12/15/12 *	325,000	349,375

		5,903,200

Utilities - Gas, Pipeline - 4.16%

Atlas Pipeline Partners LP:
8.13% due 12/15/15 *	250,000	255,000
Copano Energy LLC.:
8.13% due 03/01/16 *	225,000	228,375
El Paso Natural Gas Co.:
7.63% due 08/01/10	50,000	51,625
8.63% due 01/15/22	525,000	578,165
Markwest Energy Partners LP:
6.88% due 11/01/14	200,000	185,500
NGC Corp. Capital Trust I:
8.32% due 06/01/27	1,625,000	1,413,750
Pacific Energy Partners LP:
6.25% due 09/15/15	194,000	179,450
7.13% due 06/15/14	281,000	280,298
Transcontinental Gas Pipe Line Corp.:
7.00% due 08/15/11	75,000	76,969
8.88% due 07/15/12	125,000	140,156
Williams Cos., Inc.:
7.88% due 09/01/21	475,000	492,812

		3,882,100

Total Corporate Bonds

(Cost $72,853,385)		73,074,627

FOREIGN BONDS & NOTES - 7.35%
Broadcasting - 0.65%

Telenet Group Holding NV:
11.50% due 06/15/14 *(3)	720,000	604,800

Chemical - 0.83%

Rhodia SA:
8.88% due 06/01/11	764,000	771,640

Coal - 0.24%

Adaro Finance B.V.:
8.50% due 12/08/10 *	225,000	228,938

Commercial Services - 0.48%

North American Energy Partners, Inc.:
8.75% due 12/01/11	135,000	131,625
9.00% due 06/01/10	300,000	316,500

		448,125

Drugs - 0.90%

Elan Finance PLC/ Elan Finance Corp.:
7.75% due 11/15/11	625,000	609,375
9.17% due 11/15/11 (9)	225,000	227,812

		837,187

Electronics/Electrical Equipment - 0.20%

Chivor SA ESP:
9.75% due 12/30/14 *	175,000	192,500

Financial Services - 0.74%

Bluewater Finance, Ltd.:
10.25% due 02/15/12	300,000	310,500
Eircom Funding:
8.25% due 08/15/13	125,000	134,062
Nell AF SARL:
8.38% due 08/15/15 *	250,000	246,875

		691,437

Freight - 0.25%

Ultrapetrol Bahamas, Ltd.:
9.00% due 11/24/14	250,000	230,313

Insurance - 0.53%

Fairfax Financial Holdings, Ltd.:
8.25% due 10/01/15	550,000	492,250

Leisure & Tourism - 0.53%

Corporacion Interamericana de Entretenimiento SA:
8.88% due 06/14/15 *	299,000	292,272
Grupo Posadas SA de CV:
8.75% due 10/04/11 *	200,000	202,000

		494,272

Metals - 0.27%

CSN Islands VIII Corp.:
9.75% due 12/16/13 *	50,000	53,875
10.00% due 01/15/15 *	175,000	197,312

		251,187

Paper/Forest Products - 0.64%

Abitibi-Cons., Inc.:
8.55% due 08/01/10	475,000	467,875
8.85% due 08/01/30	150,000	130,125

		598,000

Railroads & Equipment - 0.08%

Grupo Transportacion Ferroviaria Mexicana SA DE CV:
9.38% due 05/01/12	75,000	79,875

Retail - 0.55%

Jean Coutu Group, Inc.:
8.50% due 08/01/14	325,000	302,250
Vitro Envases Norteamerica SA:
10.75% due 07/23/11 *	200,000	208,000

		510,250

Semiconductors - 0.33%

Avago Technologies Finance Ltd.:
10.13% due 12/01/13 *	150,000	160,875
STATS ChipPAC, Ltd.:
6.75% due 11/15/11	150,000	144,750

		305,625

Telecommunications - 0.13%

Rogers Wireless, Inc.:
7.25% due 12/15/12	125,000	125,938

Utilities - Electric - 0.00%

AES Drax Energy, Ltd.:
11.50% due 08/30/10 +(2)(8)	475,000	5

Total Foreign Bonds & Notes

(Cost $7,161,970)		6,862,342

SUPRANATIONAL - 0.20%
Semiconductors - 0.20%

MagnaChip Semiconductor SA:
6.88% due 12/15/11	175,000	162,750
8.00% due 12/15/14	25,000	21,750

Total Supranational
(Cost $197,516)		184,500

COMMON STOCK - 5.59%
Commercial Services - 0.31%

NES Rentals Holdings, Inc.+ (8)	15,414	285,159

Leisure & Tourism - 0.06%

Shreveport Gaming Holdings, Inc. +(1)(8)(11)	2,501	57,581

Oil & Gas - 1.23%
Transmeridian Exploration, Inc.+	3,095	19,498
Trico Marine Services, Inc. +	35,083	1,133,181

		1,152,679

Retail - 0.00%

MTS, Inc. +(1)(8)	3,863	0

Telecommunications - 3.08%

iPCS, Inc. +(8)	58,957	2,875,922

Utilities - Electric - 0.91%

Mirant Corp.+	34,117	848,831

Total Common Stock

(Cost $2,224,755)		5,220,172

PREFERRED STOCK - 1.04%
Broadcasting - 0.84%

Paxson Communications Corp.
14.25% (4)	92	786,600
Commercial Services - 0.05%

Rent-Way, Inc.:
8.00% (1)(8)(11)	4	42,630

Retail - 0.15%

GNC Corp.:
12.00% (4)(8)	125	138,750

Total Preferred Stock

(Cost $929,185)		967,980

WARRANTS - + 0.05%
Commercial Services - 0.00%

Maxim Crane Works Holdings, Inc.:
Expires 01/20/10 (Strike Price $30.05) (1)(8)	226	0
Expires 01/20/10 (Strike Price $31.58) (1)(8)	231	0
Expires 01/20/10 (Strike Price $33.04) (1)(8)	168	0

		0

Oil & Gas - 0.05%

Transmeridian Exploration, Inc.:
Expires 12/15/10 (Strike Price $4.31)(1)	13,811	44,195

Telecommunications - 0.00%

GT Group Telecommunications, Inc.:
Expires 02/01/10 * (1)(8)	200	2

Total Warrants
(Cost $163,443)		44,197

Total Long-Term Investment Securities
(Cost $83,530,254)		86,353,818

SHORT-TERM INVESTMENT SECURITIES - 3.22%

Commercial Paper - 3.22%

Societe Generale North American, Inc.:
5.07% due 06/01/06
(Cost $3,000,000)	3,000,000	3,000,000

REPURCHASE AGREEMENT - 2.74%

Agreement with State Street Bank & Trust Co., bearing Interest at 4.59%, dated 05/31/06, to be repurchased 06/01/06 in the amount of $2,557,326 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 6.00%, due 05/15/08 and having an approximate value of $2,637,195

(Cost $2,557,000)	2,557,000	2,557,000

Total Investments
(Cost $89,087,254) (7)	98.51%	91,910,818
Other assets less liabilities	1.49%	1,392,630

Net Assets	100.00%	$93,303,448

Pass through - These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

+	Non-income producing security
*	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normal to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At May 31, 2006, the aggregate value of these securities was $15,994,898 representing 17.14% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Fair valued security (see Note 1)
(2)	Bond in default
(3)	“Step up” security where the coupon rate increases (“steps up”) at a predetermined rate. Rate shown reflects the increased rate.
(4)	PIK (“Payment-in-Kind) security. Payments made with additional securities in lieu of cash.
(5)	Company has filed for Chapter 11 bankruptcy protection.
(6)	Bond is in default and did not pay principal at maturity. Security is subject to litigation, the outcome of which is still to be determined.
(7)	See Note 4 for cost of investments on a tax basis.
(8)	Illiquid security
(9)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of May 31, 2006.
(10)	Security represents an investment in an affiliated company (see Note 3).
(11)	To the extent permitted by the Statement of Additional Information, the High Yield Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2006, the High Yield Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
ICO North America, Inc.: 7.50% due 08/15/09	08/11/2005	250,000	$250,000	$312,500	$1.25	0.33%

Rent-Way, Inc. 8% Preferred Stock	05/29/2003	3	$25,000
	05/14/2004	1	10,000

		4	$35,000	$42,630	$12,179.96	0.05%

Shreveport Gaming Holdings, Inc.	07/21/2005	531	$12,228
Common Stock	07/29/2005	1,970	45,355

		2,501	$57,583	$57,581	$23.02	0.06%

Southern Energy, Inc.: 7.90% due 07/15/09	01/25/2006	1,225,000	$—	$—	$—	0.00%

				$412,711		0.44%

See Notes to Schedule of Investments

INTERNATIONAL SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS - May 31, 2006 (Unaudited)

	Shares/ Principal Amount	Value (Note 1) (1)
COMMON STOCK - 94.77%
Advertising - 0.39%

Moshi Moshi Hotline, Inc.	38,200	$1,340,043

Aerospace/Defense - 0.51%

Japan Aviation Electronics Industry, Ltd.	120,000	1,748,410

Apparel & Products - 0.36%

Nagaileben Co., Ltd.	18,000	428,903
Shenzhou International Group Holdings, Ltd.	2,139,000	813,184

		1,242,087

Appliances/Furnishings - 1.24%

Corona Corp.	40,000	720,961
Rational AG	15,619	2,940,706
Sanyo Electric Taiwan Co. Ltd.	879,000	627,714

		4,289,381

Automotive - 3.44%

ElringKlinger AG	69,389	3,591,420
Exedy Corp.	69,400	2,356,064
Somboon Advance Technology PCL+ (2)	1,740,200	730,122
Teikoku Piston Ring Co., Ltd.	165,800	2,191,734
TI Automotive, Ltd., Class A (2)(3)(5)	7,400	0
USS Co., Ltd.	22,000	1,523,123
Xinyi Glass Holding Co., Ltd.	4,036,000	1,489,862

		11,882,325

Banks - 3.22%

Banco Pastor SA	87,020	4,461,031
Banque Cantonale Vaudoise	13,180	4,910,422
Piraeus Bank SA	59,060	1,756,395

		11,127,848

Beverages - 2.11%

Asahi Soft Drinks Co., Ltd.	170,000	2,706,975
Oenon Holdings, Inc.	176,000	701,239
Royal Unibrew AS	38,090	3,864,067

		7,272,281

Broadcasting - 1.98%

Modern Times Group AB, Class B+	73,090	3,731,811
Tandberg Television ASA+	169,470	3,091,085

		6,822,896

Building Materials - 0.74%

Nichias Corp.	290,000	2,110,940
Semen Gresik Persero Tbk	189,500	454,201

		2,565,141

Chemical - 1.29%

Asahi Denka Co., Ltd.	155,500	2,209,827
China Sky Chemical Fibre Co., Ltd.	1,666,000	963,887
Kingboard Chemicals Holdings, Ltd.	277,500	723,828
SSCP Co., Ltd.+	30,700	573,214

		4,470,756

Commercial Services - 9.14%

Aker Kvaerner ASA	46,961	4,811,374
Alesco Corp., Ltd.	47,318	348,152
Coates Hire, Ltd.	93,071	428,467
Detica Group PLC	61,520	1,440,561
Groupe Steria SCA	50,830	2,875,044
Intage, Inc.	80,000	2,209,134
Integrated Distribution Services Group, Ltd.	110,000	170,612
Inter-Roller Engineering, Ltd.	689,000	769,328
JM AB	39,350	2,698,202
Koninklijke BAM Groep NV	174,895	3,724,714
Ohashi Technica, Inc.	30,000	358,587
Park24 Co., Ltd.	65,400	2,235,904
Peace Mark Holdings, Ltd.	1,650,000	797,850
SBS Co., Ltd.	456	1,705,580
Totetsu Kogyo Co., Ltd.	95,000	573,869
Transfield Services, Ltd.	88,850	489,641
WorleyParsons, Ltd.	49,500	862,667
YIT Oyj	199,390	5,059,518

		31,559,204

Conglomerates - 0.99%

Amano Corp.	110,000	1,722,419
First Pacific Co.	1,864,000	765,682
Guangzhou Investment Co., Ltd.	5,504,000	941,148

		3,429,249

Drugs - 2.24%

Ain Pharmaciez, Inc.	41,500	806,462
Hisamitsu Pharmaceutical Co., Inc.	72,900	2,267,712
Toho Pharmaceutical Co., Ltd.	83,700	1,654,988
Tsumura & Co.	100,000	2,999,551

		7,728,713

Electrical Equipment - 0.18%

Kumho Electric Co., Ltd.	13,540	614,598

Electronics/Electrical Equipment - 4.82%

Bang & Olufsen AS	29,210	3,434,787
Iriso Electronics Co., Ltd.	38,300	1,376,240
Kuroda Electric Co., Ltd.	25,000	325,502
Meiko Electronics Co.	22,900	1,446,886
Miraial Co., Ltd.	11,100	866,248
Neopost SA	50,080	5,371,092
SUNX, Ltd.	22,800	566,364
TXC Corp.	441,000	698,174
Wolfson Microelectronics PLC+	302,590	2,546,873

		16,632,166

Financial Services - 6.91%

Babcock & Brown Wind Partners	241,750	278,143
Compagnie Financiere Tradition	16,000	1,903,936
Credia Co., Ltd.	90,000	1,192,564
D. Carnegie & Co. AB	213,539	4,299,122
Grenkeleasing AG	54,890	3,836,119
Hellenic Exchanges Holdings SA	140,340	2,692,602
Kenedix, Inc.	344	1,700,662
Kyokuto Securities Co., Ltd.	88,100	1,181,196
Marfin Financial Group SA	87,359	2,972,851
Okasan Holdings, Inc.	135,000	1,468,946
UFJ Central Leasing Co., Ltd.	40,800	2,329,359

		23,855,500

Foods - 1.88%

Iaws Group PLC	147,210	2,606,839
Kuala Lumpur Kepong Berhad	258,600	719,809
Luzhou Bio-Chem Technology, Ltd.	2,980,000	1,252,516
Olam International, Ltd.	1,109,000	1,065,593
Xiwang Sugar Holdings Co., Ltd.	1,232,000	859,077

		6,503,834

Freight - 3.49%

Cargotec Corp.	92,179	4,212,627
DSV AS	31,020	5,100,363
Hamakyorex Co., Ltd.	23,000	831,402
Sankyu, Inc.	352,000	1,898,233

		12,042,625

Healthcare - 1.32%

Parkway Holdings, Ltd.	470,000	708,401
Q-Med AB	64,540	3,071,632
Raffles Medical Group, Ltd.	1,642,000	761,193

		4,541,226

Home Builders - 1.50%

Kaufman & Broad SA	49,660	2,634,331
Maisons France Confort	21,425	1,520,963
Token Corp.	15,500	1,012,113

		5,167,407

Hospital Supplies - 1.18%

Elekta AB	118,669	1,891,369
Mani, Inc.	29,000	2,192,662

		4,084,031

Household Products - 0.62%

Fisher & Paykel Appliances Holdings, Ltd.	175,000	487,681
La Parler Co., Ltd.	220	807,239
Milbon Co., Ltd.	20,000	828,691

		2,123,611

Human Resources - 0.79%

Fullcast Co., Ltd.	746	2,735,461

Information Processing - Hardware - 1.59%

GES International, Ltd.	953,000	523,806
Ju Teng International Holdings, Ltd.+	3,286,000	784,163
Otsuka Corp.	24,000	2,906,506
Roland DG Corp.	45,600	1,272,199

		5,486,674

Information Processing - Services - 6.14%

Alten+	101,960	3,584,218
China LotSynergy Holdings, Ltd.+	1,694,000	189,572
DeNa Co., Ltd.+	487	1,065,456
DMX Technologies Group, Ltd.+	1,313,000	628,223
Hitachi Systems & Services, Ltd.	95,000	2,195,527
Kakaku.Com., Inc.	442	1,469,520
NDS Group, PLC ADR+	99,784	5,072,021
Oakton, Ltd.	201,565	472,181
Protect Data AB	104,480	1,619,460
RaySearch Laboratories AB+	74,299	1,505,948
Seek, Ltd.	63,946	222,449
Transcom WorldWide SA+	278,790	3,162,919

		21,187,494

Information Processing - Software - 0.90%

GameLoft+	195,690	1,429,237
Intec, Inc.	60,000	945,728
Works Applications Co., Ltd.+	1,500	748,501

		3,123,466

Insurance - 1.71%

cash.life AG	38,865	1,292,428
Euler Hermes SA	40,265	4,612,379

		5,904,807

Investment Company - 0.15%

CapMan Oyj	31,995	113,563
Macquarie Communications Infrastructure Group	102,914	417,977

		531,540

Leisure & Tourism - 6.14%

Central Sports Co., Ltd.	62,200	2,006,258
CTS Eventim AG	62,910	1,821,754
Endo Manufacturing Co., Ltd.	20,000	295,425
Gondola Holdings PLC	492,959	2,950,480
HIS Co., Ltd.	65,200	1,807,368
Hotel Properties, Ltd.	535,000	613,843
Kura Corp.	140	392,222
Paddy Power PLC (London)	190,700	3,592,274
Punch Taverns PLC	240,978	3,864,097
Renaissance, Inc.	70,400	1,363,294
Resorttrust, Inc.	67,400	1,885,534
Tanjong PLC	155,900	601,530

		21,194,079

Machinery - 6.07%

Anest Iwata Corp.	80,000	470,400
Chen Hsong Holdings, Ltd.	1,610,000	869,723
Disco Corp.	37,300	2,149,129
Harmonic Drive Systems, Inc.	221	909,949
Japan Steel Works, Ltd.	350,000	2,413,857
Kyowa Exeo Corp.	90,000	1,156,242
Miyachi Corp.	18,300	541,087
Modec, Inc.	57,000	1,310,179
Nabtesco Corp.	166,000	1,877,274
Obara Corp.	37,200	1,682,785
OSG Corp.	103,600	1,956,526
TCM Corp.	274,000	905,955
Toshiba Machine Co., Ltd.	212,000	2,432,189
United Tractors Tbk	1,278,500	750,866
Washtec AG+	85,810	1,539,346

		20,965,507

Manufacturing - 2.98%

Mecalux SA+	83,774	3,070,502
Pfleiderer AG+	182,152	5,088,174
Surteco AG	14,990	577,206
Toyo Tanso Co., Ltd.	24,900	1,550,803

		10,286,685

Medical Technology - 1.04%

Sysmex Corp.	35,200	1,454,709
Topcon Corp.	99,500	2,135,606

		3,590,315

Metals - 0.71%

Taewoong Co., Ltd.	36,317	710,157
Tocalo Co., Ltd.	46,600	1,757,744

		2,467,901

Mining - 0.41%

Jubilee Mines NL	54,500	301,302
Sino Gold, Ltd.+	289,754	1,116,053

		1,417,355

Oil & Gas - 2.17%

Medco Energi Internasional Tbk	2,314,000	999,658
Oil Search, Ltd.	201,158	624,909
Prosafe ASA	49,910	2,874,016
Sevan Marine ASA+	361,239	2,413,609
Singapore Petroleum Co., Ltd.	182,000	571,825

		7,484,017

Paper/Forest Products - 1.07%

Chung Hwa Pulp Corp.	687,000	309,939
FP Corp.	41,500	1,485,155
Nine Dragons Paper Holdings, Ltd.+	1,244,000	1,031,508
Singamas Container Holdings, Ltd.	1,092,000	856,117

		3,682,719

Pollution Control - 0.28%

Transpacific Industries Group, Ltd.	144,796	951,886

Publishing - 0.62%

Gentosha, Inc.	228	1,456,514
West Australian Newspapers Holdings, Ltd.	101,154	683,634

		2,140,148

Real Estate - 2.31%

Amata Corp. PCL	1,508,900	671,289
Central Pattana PCL (2)	1,821,900	955,500
Great Eagle Holdings Ltd.	135,000	418,445
Icade+	38,788	1,707,297
Kawasan Industri Jababeka Tbk+	39,590,000	517,527
Midland Realty Holdings, Ltd.	1,534,000	726,775
Vivacon AG+	50,180	1,966,724
Wing Tai Holdings, Ltd.	1,032,000	1,016,476

		7,980,033

Retail - 6.66%

Culture Convenience Club Co., Ltd.	100,000	1,227,450
Don Quijote Co, Ltd.	43,500	3,195,778
EDION Corp.	82,900	1,790,954
Fairwood Holdings, Ltd.	760,000	606,180
Fielmann AG	41,688	3,786,947
Grafton Group PLC (Dublin)+	123,231	1,626,431
Grafton Group PLC (London)+	166,978	2,173,787
JB Hi-Fi, Ltd.	126,877	454,944
Nishimatsuya Chain Co., Ltd.	43,500	809,628
Right On Co., Ltd.	55,850	2,229,163
rnb Retail and Brands AB+	365,520	2,768,830
Scomi Marine Berhad	1,013,000	354,618
St. Marc Holdings Co., Ltd.	27,800	1,951,666

		22,976,376

Schools - 0.37%

Raffles Education Corp., Ltd.	558,000	855,796
Shuei Yobiko Co., Ltd.	19,000	431,393

		1,287,189

Semiconductors - 0.49%

King Yuan Electronics Co., Ltd.	888,000	929,529
United Test & Assembly Center, Ltd.+	1,484,000	763,688

		1,693,217

Shipbuilding - 0.46%

Chugoku Marine Paints, Ltd.	249,000	1,576,599

Telecommunications - 1.98%

Commander Communications, Ltd.	310,000	481,019
Digital Multimedia Technologies SpA+	43,610	2,515,857
Okinawa Cellular Telephone Co.	392	1,026,494
Telepark Corp.	500	1,316,443
VTech Holdings, Ltd.	334,000	1,479,603

		6,819,416

Textile - Products - 0.18%

Victory City International Holdings, Ltd.	1,716,000	614,497

Total Common Stock
(Cost $282,737,095)		327,140,713

PREFERRED STOCK - 1.59%

Apparel & Products - 1.59%

Hugo Boss AG	132,799	5,478,166

Total Preferred Stock
(Cost $4,817,110)		5,478,166

Total Long-Term Investment Securities
(Cost $287,554,205)		332,618,879

REPURCHASE AGREEMENT - 1.90%

Agreement with State Street Bank & Trust Co., bearing interest at 4.59%, dated 05/31/06, to be repurchased 06/01/06 in the amount of $6,574,838 and collateralized by Federal Home Loan Bank Notes, bearing interest at 4.00%, due 06/13/08 and having an approximate value of $6,773,204 (Cost $6,574,000)	6,574,000	6,574,000

TOTAL INVESTMENTS
(Cost $294,128,205)(4)	98.26%	339,192,879
Other assets less liabilities	1.74%	6,001,982

NET ASSETS	100.00%	345,194,861

ADR - American Depository Receipt

+	Non-income producing security
(1)	A substantial number of the Fund’s holdings were valued using fair value procedures at May 31, 2006. At May 31, 2006, the aggregate value of these securities was $327,079,100 representing 94.75% of net assets. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(2)	Fair valued security (see Note 1)
(3)	Illiquid security
(4)	See Note 4 for cost of investments on a tax basis.
(5)	To the extent permitted by Statement of Additional Information, the International Small Cap Equity Fund may invest in restricted securities. The Fund has no right to demand the registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of a security. In addition, these securities may exhibit greater price violability than securities for which a secondary markets exist. As May 31, 2006, the International Small Cap Equity Fund held the following restricted security.

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
TI Automotive, Ltd., Class A	08/22/2001	7,400	$—	$—	$—	0.00%

The following represents holdings by country held by International Small Cap Equity as a percentage of net assets as of May 31, 2006.

Country	Percentage of Net Assets
Japan	34.44%
Germany	9.25%
France	6.88%
Sweden	6.25%
Hong Kong	4.28%
Norway	3.82%
Denmark	3.59%
United States	3.37%
United Kingdom	3.13%
Ireland	2.90%
Finland	2.72%
Singapore	2.58%
Switzerland	2.25%
Spain	2.18%
Austria	2.17%
Greece	2.15%
Netherlands	1.08%
Luxembourg	0.92%
Indonesia	0.79%
Taiwan	0.74%
Italy	0.73%
Thailand	0.68%
Korea	0.55%
Malaysia	0.49%
Papua New Guinea	0.18%
New Zealand	0.14%

Total Investments	98.26%

See Notes to Schedule of Investments

LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS - May 31, 2006 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK - 98.44%
Advertising - 0.25%

Omnicom Group, Inc.	2,700	$256,797

Aerospace/Defense - 3.00%

Boeing Co.	4,300	357,975
Lockheed Martin Corp.	21,700	1,573,033
Raytheon Co.	23,800	1,091,230

		3,022,238

Apparel & Products - 2.39%

AnnTaylor Stores Corp.+	33,000	1,269,180
Payless ShoeSource, Inc.+	42,600	1,136,568

		2,405,748

Automotive - 1.35%

AutoNation, Inc.+	11,480	249,001
Ford Motor Co.	155,900	1,116,244

		1,365,245

Banks - 9.29%

Bank of America Corp.	78,100	3,780,040
First American Corp.	19,300	810,021
KeyCorp	40,500	1,446,660
PNC Financial Services Group	22,300	1,536,693
SunTrust Banks, Inc.	15,000	1,135,650
U.S. Bancorp	21,000	648,270

		9,357,334

Beverages - 1.09%

Coca-Cola Enterprises, Inc.	21,400	420,724
Pepsi Bottling Group, Inc.	21,700	680,078

		1,100,802

Chemical - 0.96%

FMC Corp.	7,500	484,275
Lyondell Chemical Co.	18,000	435,600
Tronox, Inc., Class B	3,306	42,747

		962,622

Commercial Services - 0.47%

Cendant Corp.	29,600	478,632

Conglomerates - 0.74%

Textron, Inc.	8,200	745,626

Drugs - 4.29%

King Pharmaceuticals, Inc.+	21,800	387,604
Merck & Co., Inc.	78,900	2,626,581
Pfizer, Inc.	55,200	1,306,032

		4,320,217

Electronics/Electrical Equipment - 0.47%

NVIDIA Corp.+	20,500	471,090

Financial Services - 15.46%

AmeriCredit Corp.+	39,600	1,149,984
Bear Stearns Cos., Inc.	12,300	1,645,125
Capital One Financial Corp.	23,300	1,928,541
CapitalSource, Inc.	16,800	393,960
Citigroup, Inc.	103,300	5,092,690
E*TRADE Group, Inc.+	38,600	936,822
JPMorgan Chase & Co.	64,760	2,761,366
Lehman Brothers Holdings, Inc.	4,800	319,728
Principal Financial Group, Inc.	24,500	1,338,925

		15,567,141

Foods - 0.20%

Del Monte Foods Co.	17,000	201,280

Freight - 0.88%

Overseas Shipholding Group, Inc.	6,500	333,775
YRC Worldwide, Inc.+	13,900	548,216

		881,991

Healthcare - 0.77%

Kinetic Concepts, Inc.+	19,900	774,110

Hospital Management - 0.10%

Triad Hospitals, Inc.+	2,500	100,700

Hospital Supplies - 1.65%

AmerisourceBergen Corp.	38,100	1,660,779

Household Products - 0.72%

Scotts Co., Class A	16,700	729,122

Information Processing - Hardware - 4.60%

Hewlett-Packard Co.	95,700	3,098,766
International Business Machines Corp.	15,900	1,270,410
Lexmark International, Inc., Class A+	4,600	263,350

		4,632,526

Information Processing - Services - 1.04%

Computer Sciences Corp.+	7,700	433,125
McAfee, Inc.+	25,800	610,170

		1,043,295

Information Processing - Software - 0.51%

BMC Software, Inc.+	13,500	272,025
Global Payments, Inc.	5,300	246,874

		518,899

Insurance - 8.16%

Allstate Corp.	22,800	1,254,228
Assurant, Inc.	13,000	635,440
Chubb Corp.	32,600	1,647,278
Coventry Health Care, Inc.+	4,800	250,800
Health Net, Inc.+	15,400	662,508
Humana, Inc.+	12,400	627,812
MetLife, Inc.	28,500	1,466,895
W.R. Berkley Corp.	32,090	1,102,933
XL Capital, Ltd., Class A	9,000	569,520

		8,217,414

Leisure & Tourism - 2.18%

Darden Restaurants, Inc.	21,000	743,610
McDonald’s Corp.	43,700	1,449,529

		2,193,139

Machinery - 1.46%

Cummins, Inc.	2,700	297,567
Ingersoll-Rand Co.	26,900	1,173,109

		1,470,676

Metals - 2.25%

Steel Dynamics, Inc.	18,400	1,068,856
United States Steel Corp.	18,100	1,201,478

		2,270,334

Multimedia - 2.70%

CBS Corp.	67,500	1,748,925
Walt Disney Co.	31,900	972,950

		2,721,875

Oil & Gas - 12.87%

ChevronTexaco Corp.	13,700	819,123
ConocoPhillips	2,000	126,580
Exxon Mobil Corp.	121,540	7,403,001
Kerr-McGee Corp.	15,600	1,666,860
Occidental Petroleum Corp.	18,300	1,813,347
Sunoco, Inc.	16,500	1,131,735

		12,960,646

Paper/Forest Products - 0.90%

Louisiana-Pacific Corp.	37,500	909,750

Railroads & Equipment - 1.61%

Burlington Northern Santa Fe Corp.	20,900	1,617,869

Real Estate Investment Trusts - 1.12%

Annaly Mtg. Management, Inc.	15,300	198,900
CBL & Associates Properties, Inc.	4,900	183,309
General Growth Properties, Inc.	11,600	507,616
Host Marriott Corp.	12,100	242,847

		1,132,672

Retail - 1.34%

Barnes & Noble, Inc.	19,000	725,420
SUPERVALU, Inc.	21,300	621,108

		1,346,528

Savings & Loan - 3.77%

Downey Financial Corp.	22,100	1,505,010
Washington Mutual, Inc.	50,000	2,295,500

		3,800,510

Telecommunications - 2.43%

CenturyTel, Inc.	16,000	572,000
Motorola, Inc.	15,000	316,350
Verizon Communications, Inc.	50,100	1,563,621

		2,451,971

Tobacco - 1.29%

Altria Group, Inc.	4,500	325,575
Loews Corp. - Carolina Group	20,900	970,596

		1,296,171

Utilities - Communication - 1.66%

AT&T, Inc.	64,061	1,669,430

Utilities - Electric - 3.71%

American Electric Power Co., Inc.	15,100	517,477
DTE Energy Co.	16,000	646,720
Duke Energy Corp.	27,400	773,228
FPL Group, Inc.	15,400	613,382
PPL Corp.	6,500	193,505
TXU Corp.	17,300	991,290

		3,735,602

Utilities - Gas, Distribution - 0.54%

Sempra Energy	12,000	539,640

Utilities - Gas, Pipeline - 0.22%

National Fuel Gas Co.	6,100	218,380

Total Long-Term Investment Securities
(Cost $91,490,125)		99,148,801

SHORT-TERM INVESTMENT SECURITIES - 1.51%
Registered Investment Companies - 1.51%

American AAdvantage Money Market Fund
(Cost $1,520,706)	1,520,706	1,520,706

TOTAL INVESTMENTS
(Cost $93,010,831)(1)	99.95%	100,669,507
Other assets less liabilities	0.05%	48,706

NET ASSETS —	100.00%	$100,718,213

+	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Financial Statements

MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS - May 31, 2006 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 94.90%
Advertising - 2.00%

Clear Channel Outdoor Holdings, Inc.+	30,485	$671,585
R.H. Donnelley Corp.	11,520	631,526

		1,303,111

Apparel & Products - 2.55%

Coach, Inc.+	20,726	602,712
Polo Ralph Lauren Corp., Class A	18,691	1,056,042

		1,658,754

Automotive - 2.19%

Acuity Brands, Inc.	16,905	674,510
Kaydon Corp.	17,948	748,970

		1,423,480

Banks - 1.70%

Centennial Bank Holdings, Inc.+	44,492	484,963
Commerce Bancorp, Inc.	1,431	56,224
Signature Bank+	15,779	563,783

		1,104,970

Broadcasting - 0.60%

Univision Communications, Inc., Class A+	10,925	392,754

Chemical - 0.79%

Ashland, Inc.	8,216	513,500

Coal - 0.62%

CONSOL Energy, Inc.	4,589	404,979

Commercial Services - 3.63%

Alliance Data Systems Corp.+	20,055	1,064,319
Corrections Corp. of America+	19,940	1,019,931
Foster Wheeler Ltd.+	6,199	274,306

		2,358,556

Drugs - 2.24%

Adams Respiratory Therapeutics, Inc.+	9,313	431,006
Barr Pharmaceuticals, Inc.+	6,980	367,846
Forest Laboratories, Inc.+	17,518	656,574

		1,455,426

Electronics/Electrical Equipment - 6.46%

Amphenol Corp., Class A	13,653	758,424
Avnet, Inc.+	13,324	294,194
Harman International Industries, Inc.	6,485	549,474
Molex, Inc.	9,310	330,505
Molex, Inc., Class A	8,264	252,630
PerkinElmer, Inc.	31,302	652,960
Polycom, Inc.+	24,726	533,834
Wesco International, Inc.+	12,555	825,366

		4,197,387

Financial Services - 4.99%

AmeriCredit Corp.+	34,780	1,010,011
Charles Schwab Corp.	61,829	1,030,071
Chicago Merchantile Exchange Holdings, Inc.	1,942	857,005
Legg Mason, Inc.	3,619	347,171

		3,244,258

Foods - 2.47%

Archer-Daniels-Midland Co.	27,062	1,124,967
Burger King Holdings, Inc.+	25,814	482,722

		1,607,689

Freight - 1.23%

CH Robinson Worldwide, Inc.	18,214	802,145

Healthcare - 3.17%

DaVita, Inc.+	14,164	750,125
Medco Health Solutions, Inc.+	12,860	693,154
Psychiatric Solutions, Inc.+	21,000	617,400

		2,060,679

Home Builders - 1.11%

Walter Industries, Inc.	5,515	320,752
Williams Scotsman International, Inc.+	15,355	399,230

		719,982

Hospital Management - 0.97%

Omnicare, Inc.	13,606	630,774

Hospital Supplies - 1.08%

Henry Schein, Inc.+	15,228	701,859

Household Products - 1.18%

Jarden Corp.+	25,594	768,844

Information Processing - Hardware - 0.54%

Network Appliance, Inc.+	10,933	349,856

Information Processing - Services - 2.79%

Cadence Design Systems, Inc.+	37,972	685,015
Cognizant Technology Solutions Corp., Class A+	10,673	629,707
IHS, Inc., Class A+	18,391	495,637

		1,810,359

Information Processing - Software - 5.39%

Business Objects SA ADR+	16,317	481,188
Cerner Corp.+	17,911	680,260
Citrix Systems, Inc.+	17,143	644,234
Fidelity National Information Services, Inc.	17,100	628,254
Red Hat, Inc.+	16,758	439,395
TIBCO Software, Inc.+	82,193	630,420

		3,503,751

Insurance - 1.74%

Coventry Health Care, Inc.+	10,538	550,611
Humana, Inc.+	11,396	576,979

		1,127,590

Leisure & Tourism - 5.81%

Hilton Hotels Corp.	32,241	885,338
Ruby Tuesday, Inc.	15,305	425,632
Scientific Games Corp., Class A+	24,576	937,083
Starwood Hotels & Resorts Worldwide, Inc.	13,627	832,609
Station Casinos, Inc.	9,556	697,588

		3,778,250

Machinery - 4.50%

Cooper Industries, Ltd., Class A	10,029	893,183
Joy Global, Inc.	13,474	724,093
Mueller Water Products, Inc.+	15,603	269,620
Precision Castparts Corp.	17,961	1,035,092

		2,921,988

Medical - Biomedical/Gene - 1.64%

Celgene Corp.+	12,699	526,374
Genzyme Corp.+	9,088	540,736

		1,067,110

Medical Technology - 0.59%

Hologic, Inc.+	9,744	384,791

Metals - 1.92%

Allegheny Technologies, Inc.	9,167	583,296
Phelps Dodge Corp.	7,752	664,269

		1,247,565

Oil & Gas - 8.20%

ENSCO International, Inc.	12,500	624,875
Frontier Oil Corp.	6,308	353,248
Grant Prideco, Inc.+	14,001	672,608
National-Oilwell Varco, Inc.+	10,764	711,070
Rosetta Resources, Inc.+	38,000	668,040
Southwestern Energy Co.+	18,500	597,550
Tesoro Petroleum Corp.	5,465	372,221
Todco, Class A+	14,653	647,223
Weatherford International, Ltd.+	13,200	686,928

		5,333,763

Paper/Forest Products - 1.00%

Smurfit-Stone Container Corp.+	54,253	649,408

Real Estate - 1.91%

CB Richard Ellis Group, Inc., Class A+	16,042	1,241,170

Retail - 4.40%

Nordstrom, Inc.	19,657	723,967
Office Depot, Inc.+	17,421	724,191
Shoppers Drug Mart Corp.	20,475	780,708
Staples, Inc.	26,967	633,455

		2,862,321

Semiconductors - 6.96%

Analog Devices, Inc.	9,370	316,050
ASML Holding NV+	35,918	730,572
Integrated Device Technology, Inc.+	51,271	735,226
Intersil Corp., Class A	23,005	616,764
Marvell Technology Group, Ltd.+	8,214	391,562
Microchip Technology, Inc.	21,011	720,677
National Semiconductor Corp.	24,977	641,409
Spansion LLC, Class A+	20,632	371,995

		4,524,255

Telecommunications - 7.33%

Amdocs, Ltd.+	25,718	963,653
American Tower Corp., Class A+	10,242	317,195
Crown Castle International Corp.+	9,852	312,998
Leap Wireless International, Inc.+	20,286	889,135
NII Holdings, Inc., Class B+	16,128	878,331
Qwest Communications International, Inc.+	102,628	719,422
Tellabs, Inc.+	47,935	685,471

		4,766,205

Utilities - Gas, Pipeline - 1.20%

Williams Cos., Inc.	34,411	777,689

Total Common Stock
(Cost $54,368,652)		61,695,218

EXCHANGE-TRADED FUNDS - 1.07%
Registered Investment Companies - 1.07%

iShares Nasdaq Biotechnology Index Fund+
(Cost $735,712)	9,465	692,838

PUT OPTIONS PURCHASED - 0.07%
Drugs - 0.07%

Forest Laboratories, Inc.
June 06 (strike price $40.00)	10,700	31,565
Forest Laboratories, Inc.
July 06 (strike price $35.00)	5,600	12,040
Phash Frx
July 06 (strike price $40.00)	1,200	5,280

Total Put Options Purchased
(Cost $40,858)		48,885

Total Long-Term Investment Securities
(Cost $55,145,222)		62,436,941

REPURCHASE AGREEMENT - 4.70%

Agreement with State Street Bank & Trust Co., bearing interest at 4.59%, dated 05/31/06, to be repurchased 06/01/06 in the amount of $3,056,390 and collateralized by Federal Home Loan Bank Bonds, bearing interest at 4.38%, due 09/17/10 and having an approximate value of $3,148,581

(Cost $3,056,000)	$3,056,000	3,056,000

TOTAL INVESTMENTS
(Cost $58,201,222)(1)	100.74%	65,492,941
Liabilities in excess of other assets	(0.74)%	(480,896)

NET ASSETS	100.00%	$65,012,045

ADR - American Depository Receipt

+	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Schedule of Investments

MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS - May 31, 2006 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 97.28%
Advertising - 1.66%

R.H. Donnelley Corp.	105,465	$5,781,591

Aerospace/Defense - 2.93%

Alliant Techsystems, Inc.+	40,700	3,177,042
Armor Holdings, Inc.+	29,753	1,699,491
Goodrich Corp.	124,947	5,326,491

		10,203,024

Airlines - 0.47%

Continental Airlines, Inc., Class B+	23,800	590,240
UAL Corp.+	35,700	1,050,651

		1,640,891

Apparel & Products - 1.69%

Foot Locker, Inc.	176,373	4,262,935
VF Corp.	25,944	1,632,656

		5,895,591

Automotive - 4.51%

Acuity Brands, Inc.	70,432	2,810,237
American Axle & Manufacturing Holdings, Inc.	102,737	1,800,980
Autoliv, Inc.	20,979	1,166,432
Borg-Warner, Inc.	65,168	4,286,751
Carlisle Cos., Inc.	27,512	2,233,974
Compagnie Generale des Etablissements Michelin, Class B (2)	26,015	1,703,499
TRW Automotive Holdings Corp.+	61,449	1,683,088

		15,684,961

Banks - 4.03%

City National Corp.	26,973	1,961,746
Comerica, Inc.	12,705	695,599
Cullen/Frost Bankers, Inc.	27,150	1,539,405
Huntington Bancshares, Inc.	112,700	2,650,704
KeyCorp	53,109	1,897,054
Marshall & Ilsley Corp.	49,613	2,249,453
Northern Trust Corp.	26,201	1,465,160
UnionBanCal Corp.	22,908	1,549,726

		14,008,847

Beverages - 0.71%

Molson Coors Brewing Co.	13,212	855,874
Pepsi Bottling Group, Inc.	51,445	1,612,286

		2,468,160

Broadcasting - 0.68%

Entercom Communications Corp.	89,300	2,380,738

Building Materials - 1.46%

American Standard Cos., Inc.	93,557	3,975,237
Sherwin-Williams Co.	22,522	1,089,389

		5,064,626

Chemical - 4.57%

Albemarle Corp.	42,685	2,048,880
Ashland, Inc.	24,197	1,512,313
Chemtura Corp.	211,200	2,076,096
Cytec Industries, Inc.	72,056	4,148,985
Engelhard Corp.	61,424	2,391,236
Huntsman Corp.+	95,223	1,785,431
Rohm & Haas Co.	38,390	1,935,240

		15,898,181

Coal - 0.61%

Arch Coal, Inc.	43,902	2,123,101

Commercial Services - 1.11%

BearingPoint, Inc.+	155,600	1,249,468
URS Corp.+	61,775	2,618,642

		3,868,110

Conglomerates - 1.71%

Eaton Corp.	30,583	2,249,074
Grupo IMSA SA De CV	243,709	877,679
Trinity Industries, Inc.	45,134	2,813,653

		5,940,406

Drugs - 3.05%

Barr Pharmaceuticals, Inc.+	71,035	3,743,544
Endo Pharmaceuticals Holdings, Inc.+	179,212	5,258,080
Impax Laboratories, Inc.+	221,915	1,591,131

		10,592,755

Electronics/Electrical Equipment - 6.59%

Amphenol Corp., Class A	22,932	1,273,873
Arrow Electronics, Inc.+	214,331	6,965,757
Flextronics International, Ltd.+	229,662	2,585,994
Graftech International, Ltd.+	267,921	1,653,073
Parker Hannifin Corp.	46,453	3,624,263
PerkinElmer, Inc.	73,028	1,523,364
Tektronix, Inc.	101,147	3,151,741
Vishay Intertechnology, Inc.+	77,894	1,265,777
Xerox Corp.+	65,197	895,155

		22,938,997

Financial Services - 5.21%

Affiliated Managers Group, Inc.+	29,976	2,703,835
Apollo Investment Corp.	194,276	3,699,015
Bear Stearns Cos., Inc.	18,886	2,526,003
CIT Group, Inc.	111,288	5,720,203
TD Ameritrade Holding Corp.+	50,412	857,004
Webster Financial Corp.	53,790	2,608,277

		18,114,337

Foods - 3.19%

Archer-Daniels-Midland Co.	41,682	1,732,721
Bunge, Ltd.	58,951	3,336,626
Corn Products International, Inc.	30,781	821,237
Ralcorp Holdings, Inc.+	31,579	1,320,318
Smithfield Foods, Inc.+	82,201	2,286,010
Tyson Foods, Inc., Class A	100,811	1,613,984

		11,110,896

Freight - 0.66%

YRC Worldwide, Inc.+	58,525	2,308,226

Hardware & Tools - 1.17%

Black & Decker Corp.	46,771	4,067,206

Healthcare - 1.73%

Bausch & Lomb, Inc.	25,300	1,243,495
Community Health Systems, Inc.+	49,889	1,880,815
Cooper Cos., Inc.	61,100	2,893,085

		6,017,395

Home Builders - 1.13%

Pulte Homes, Inc.	38,185	1,239,867
Walter Industries, Inc.	45,900	2,669,544

		3,909,411

Household Products - 1.23%

Fortune Brands, Inc.	24,658	1,824,692
Newell Rubbermaid, Inc.	92,439	2,445,936

		4,270,628

Information Processing - Hardware - 0.13%

Seagate Technology+	19,836	463,171

Information Processing - Services - 2.68%

Electronic Data Systems Corp.	69,820	1,711,986
NCR Corp.+	68,800	2,688,704
Reynolds and Reynolds Co., Class A	113,800	3,187,538
Unisys Corp.+	262,675	1,728,402

		9,316,630

Information Processing - Software - 1.26%

Avid Technology, Inc.+	31,600	1,244,724
IMS Health, Inc.	116,800	3,151,264

		4,395,988

Insurance - 8.84%

ACE, Ltd.	29,747	1,540,002
AMBAC Financial Group, Inc.	91,997	7,373,560
Aon Corp.	45,248	1,613,091
CIGNA Corp.	11,545	1,070,683
Everest Reinsurance Group, Ltd.	29,644	2,648,691
Genworth Financial, Inc.	52,075	1,743,992
Health Net, Inc.+	20,569	884,878
MGIC Investment Corp.	29,689	1,955,614
Platinum Underwriters Holdings, Ltd.	76,555	2,062,392
PMI Group, Inc.	19,407	883,019
Radian Group, Inc.	28,784	1,759,278
Reinsurance Group of America, Inc.	61,595	2,922,683
StanCorp Financial Group, Inc.	24,063	1,174,756
UnumProvident Corp.	90,885	1,632,295
W.R. Berkley Corp.	43,360	1,490,283

		30,755,217

Leisure & Tourism - 1.34%

CBRL Group, Inc.	14,930	558,830
Harrah’s Entertainment, Inc.	16,941	1,288,193
Ruby Tuesday, Inc.	101,180	2,813,816

		4,660,839

Machinery - 2.15%

Kennametal, Inc.	78,997	4,724,021
Terex Corp.+	30,214	2,764,581

		7,488,602

Metals - 0.18%

Phelps Dodge Corp.	7,436	637,191

Multimedia - 1.76%

Cinram International Income Fund	219,767	6,131,499

Oil & Gas - 4.69%

BJ Services Co.	30,615	1,122,040
GlobalSantaFe Corp.	29,172	1,754,112
Hess Corp.	9,915	1,487,250
Kerr-McGee Corp.	20,798	2,222,266
Newfield Exploration Co.+	87,520	3,739,730
Noble Energy, Inc.	80,362	3,492,533
SBM Offshore NV (2)	3,052	328,878
UGI Corp.	92,716	2,156,574

		16,303,383

Paper/Forest Products - 3.16%

Packaging Corp. of America	66,503	1,416,514
Pactiv Corp.+	200,945	4,957,313
Sonoco Products Co.	55,207	1,748,958
Temple-Inland, Inc.	67,053	2,883,949

		11,006,734

Pollution Control - 0.55%

Republic Services, Inc., Class A	46,929	1,914,703

Publishing - 0.85%

R. R. Donnelley & Sons Co.	91,737	2,952,097

Railroads & Equipment - 0.49%

CSX Corp.	16,977	1,136,101
Norfolk Southern Corp.	10,848	572,340

		1,708,441

Real Estate Investment Trusts - 2.78%

Boston Properties, Inc.	18,942	1,603,440
Brookfield Properties Corp.	28,386	841,929
Camden Property Trust	13,057	932,270
Developers Diversified Realty Corp.	28,409	1,453,120
KKR Financial Corp.	130,204	2,805,896
ProLogis	16,678	824,727
Vornado Realty Trust	13,569	1,219,718

		9,681,100

Retail - 3.48%

Circuit City Stores, Inc.	35,880	1,078,194
Dollar Tree Stores, Inc.+	44,573	1,178,065
Federated Department Stores, Inc.	7,992	582,057
J.C. Penney Co., Inc.	30,478	1,851,843
Kroger Co.	109,199	2,195,992
Office Depot, Inc.+	63,463	2,638,157
United Stationers, Inc.+	55,846	2,592,371

		12,116,679

Savings & Loan - 0.41%

Astoria Financial Corp.	47,207	1,428,484

Semiconductors - 3.65%

Fairchild Semiconductor International, Inc., Class A+	176,616	3,085,482
Freescale Semiconductor, Inc.+	59,462	1,855,809
Lam Research Corp.+	22,336	1,000,429
MEMC Electronic Materials, Inc.+	43,600	1,526,872
National Semiconductor Corp.	21,853	561,185
QLogic Corp.+	82,358	1,472,561
Varian Semiconductor Equipment Associates, Inc.+	103,100	3,190,945

		12,693,283

Telecommunications - 1.91%

Arris Group, Inc.+	112,378	1,350,783
Citizens Communications Co.	71,060	901,041
Embarq Corp.+	31,400	1,308,438
Harris Corp.	26,305	1,071,140
Powerwave Technologies, Inc.+	149,800	1,466,542
Syniverse Holdings, Inc.+	32,500	529,750

		6,627,694

Therapeutics - 0.80%

Theravance, Inc.+	116,671	2,790,770

Utilities - Electric - 5.75%

Alliant Energy Corp.	30,512	1,049,613
Constellation Energy Group, Inc.	31,780	1,643,026
Edison International, Inc.	53,374	2,094,396
Northeast Utilities	100,500	2,033,115
PG&E Corp.	26,766	1,062,075
PPL Corp.	202,144	6,017,827
Public Service Enterprise Group, Inc.	21,106	1,345,085
Wisconsin Energy Corp.	119,589	4,768,013

		20,013,150

Utilities - Gas, Distribution - 0.32%

Sempra Energy	25,051	1,126,544

Total Long-Term Investment Securities
(Cost $303,323,689)		338,500,277

SHORT-TERM INVESTMENT SECURITIES - 1.12%
Time Deposit - 1.12%

Euro Time Deposit with State Street Bank & Trust Co.:
2.65% due 06/01/06 (Cost $3,899,000)	$3,899,000	3,899,000

REPURCHASE AGREEMENT - 1.33%

Agreement with State Street Bank & Trust Co., bearing interest at 4.59%, dated 05/31/06, to be repurchased 06/01/06 in the amount of $4,635,591 and collateralized by Federal Home Loan Bank Notes, bearing interest at 4.38%, due 09/17/10 and having an approximate value of $4,776,486

(Cost $4,635,000)	4,635,000	4,635,000

TOTAL INVESTMENTS
(Cost $311,857,689)(1)	99.73%	347,034,277
Other assets less liabilities	0.27%	934,956

NET ASSETS	100.00%	$347,969,233

+	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
(2)	Security was valued using fair value procedures at May 31, 2006. See Note 1 regarding fair value pricing procedures for foreign securities.

See Notes to Schedule of Investments

MODERATE GROWTH LIFESTYLE FUND

SCHEDULE OF INVESTMENTS - May 31, 2006(Unaudited)

	Shares	Value (Note 1)
AFFILIATED INVESTMENT
COMPANIES #(1) - 100.14%

Bond Fund - 20.03%

VALIC Co. II Core Bond Fund	1,720,941	$16,865,217

International Equity Funds - 15.02%

VALIC Co. I International Equities Fund	861,336	8,432,478
VALIC Co. II International Small Cap Equity Fund	240,653	4,216,233

		12,648,711

Large Cap Equity Funds - 52.17%

VALIC Co. II Capital Appreciation Fund	3,279,838	29,092,161
VALIC Co. II Large Cap Value Fund	1,064,640	14,841,086

		43,933,247

Mid Cap Equity Funds - 9.81%

VALIC Co. II Mid Cap Growth Fund	655,628	5,481,048
VALIC Co. II Mid Cap Value Fund	149,287	2,782,709

		8,263,757

Small Cap Equity Funds - 3.11%

VALIC Co. II Small Cap Growth Fund	134,867	1,770,807
VALIC Co. II Small Cap Value Fund	56,141	843,244

		2,614,051

TOTAL LONG-TERM INVESTMENT SECURITIES
(Cost $82,153,069)(2)	100.14%	84,324,983
Liabilities in excess of other assets	(0.14)%	(119,501)

NET ASSETS -	100.00%	$84,205,482

#	The Moderate Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.aigvalic.com.
(1)	See Note 3.
(2)	See Note 4 for cost of investments on a tax basis.

See	Notes to Schedule of Investment

MONEY MARKET II FUND

SCHEDULE OF INVESTMENTS - May 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES - 94.71%
ASSET-BACKED COMMERCIAL PAPER - 24.18%

Amstel Funding Corp.:
4.73% due 06/01/06 *	$2,000,000	$2,000,000
4.77% due 06/08/06 *	1,000,000	999,072
5.14% due 08/14/06 *	770,000	761,865
Amsterdam Funding Corp.:
4.78% due 06/06/06 *	1,000,000	999,336
Atlantis One Funding Corp.:
5.13% due 09/28/06 *	500,000	491,521
Cafco LLC:
5.05% due 07/21/06 *	3,300,000	3,276,854
Cancara Asset Securitisation, Ltd.:
4.81% due 06/16/06 *	1,000,000	997,996
CRC Funding LLC:
4.78% due 06/05/06 *	2,000,000	1,998,938
5.02% due 06/22/06 *	1,125,000	1,121,705
Dorada Finance, Inc.:
5.12% due 09/29/06 *	500,000	491,467
Edison Asset Securitization LLC:
5.11% due 09/27/06 *	1,000,000	983,251
Galaxy Funding, Inc.:
5.02% due 08/01/06 *	1,000,000	991,494
5.13% due 08/28/06 *	1,000,000	987,460
Jupiter Securitization Corp.:
5.02% due 06/16/06 *	1,296,000	1,293,289
5.02% due 06/28/06 *	1,000,000	996,235
Ranger Funding Co. LLC:
4.97% due 06/16/06 *	1,000,000	997,929
Sedna Finance, Inc.:
4.99% due 06/01/06 *(1)	1,000,000	999,967
5.19% due 10/03/06 *	700,000	687,486
Surrey Funding Corp.:
5.12% due 08/21/06 *	1,650,000	1,630,992
Thames Asset Global Securitization, Inc.:
4.81% due 06/12/06 *	2,000,000	1,997,060
5.11% due 08/18/06 *	2,000,000	1,977,857

Total Asset-Backed Commercial Paper
(Cost $26,681,774)		26,681,774

CERTIFICATES OF DEPOSIT - 22.11%

BNP Paribas Finance, Inc.:
4.78% due 06/06/06 (1)	2,000,000	2,000,025
Caylon NY:
5.08% due 12/13/06 (1)	3,000,000	2,996,409
Deutsche Bank AG:
5.03% due 11/27/06 (1)	300,000	299,566
Dexia Credit Local SA:
4.98% due 06/05/06 (1)	1,000,000	999,949
First Tennessee Bank:
5.02% due 06/13/06	3,000,000	3,000,000
5.02% due 06/19/06	1,500,000	1,500,000
Fortis Bank:
5.12% due 08/28/06	2,000,000	2,000,000
5.15% due 10/23/06	2,000,000	2,000,039
HBOS Treasury Services:
4.63% due 10/30/06	300,000	299,073
Royal Bank Of Scotland:
4.76% due 11/14/06	300,000	299,162
4.79% due 01/03/07	1,000,000	996,484
Royal Bank of Scotland:
4.31% due 09/29/06	1,000,000	1,000,000
Wachovia Bk Of N C:
5.03% due 06/27/06	4,000,000	4,000,000
Wells Fargo Bank NA:
5.02% due 06/20/06	3,000,000	2,999,985

Total Certificates of Deposit
(Cost $24,390,692)		24,390,692

COMMERCIAL PAPER - 44.79%

Barclays US Funding LLC:
5.05% due 08/09/06	2,000,000	1,980,642
Bear Stearns Co., Inc.:
5.01% due 06/14/06	1,000,000	998,191
5.03% due 08/14/06	3,000,000	2,968,981
BNP Paribas Finance, Inc.:
4.99% due 09/21/06	2,000,000	1,968,951
Citigroup Funding, Inc.:
4.96% due 07/19/06	1,000,000	993,387
5.07% due 10/24/06	2,000,000	1,959,158
Dexia Delaware LLC:
4.98% due 07/26/06	3,000,000	2,977,175
General Electric Capital Corp.:
4.74% due 06/05/06	2,000,000	1,998,947
General Electric Co.:
5.00% due 06/26/06	2,000,000	1,993,056
Goldman Sachs Group, Inc.:
4.87% due 06/15/06 (1)	1,000,000	1,000,000
HBOS Treasury Services PLC:
4.97% due 07/19/06	2,000,000	1,986,747
5.06% due 09/11/06	1,000,000	985,663
HSBC Bank USA, Inc.:
5.05% due 09/01/06	1,000,000	987,094
JPMorgan Chase Bank:
5.15% due 11/06/06	822,000	803,420
5.15% due 11/17/06	976,000	952,404
Lloyds Bank PLC:
5.00% due 06/12/06	3,000,000	2,995,417
Merrill Lynch & Co., Inc.:
4.91% due 06/19/06	3,000,000	2,992,635
Morgan Stanley:
5.00% due 06/08/06	3,000,000	2,997,083
Nordea North America, Inc.:
4.73% due 06/05/06	2,000,000	1,998,949
Rabobank USA Financial Corp.:
5.06% due 06/01/06	3,000,000	3,000,000
Royal Bank of Canada:
4.90% due 06/23/06	1,000,000	997,006
5.01% due 10/23/06	1,000,000	979,960
Royal Bank of Scotland PLC:
4.91% due 06/23/06	2,000,000	1,993,999
Societe Generale North American, Inc.:
4.99% due 08/22/06	2,000,000	1,977,268
Svenska Handelsbank, Inc.:
4.80% due 06/15/06	1,000,000	998,133
4.90% due 02/08/07	1,000,000	1,000,000
White Pine Finance LLC:
5.04% due 10/31/06	3,000,000	2,936,160

Total Commercial Paper
(Cost $49,420,426)		49,420,426

MEDIUM TERM NOTES - 2.72%

Merrill Lynch & Co., Inc.:
5.06% due 06/15/06 (1)	1,000,000	1,000,000
Sigma Finance, Inc.:
5.04% due 06/15/06 *(1)	1,000,000	999,950
Wells Fargo & Co.:
5.00% due 06/05/06 (1)	1,000,000	1,000,000

Total Medium Term Notes
(Cost $2,999,950)		2,999,950

U.S. GOVERNMENT AGENCIES - 0.91%

Federal National Mtg. Assoc.:
4.00% due 08/08/06 (Cost $1,000,000)	1,000,000	1,000,000

Total Short-Term Investment Securities
(Cost $104,492,842)		104,492,842

REPURCHASE AGREEMENT - 4.38%

UBS Warburg, LLC, Joint Repurchase Agreement (2)
(Cost $4,836,000)	4,836,000	4,836,000

TOTAL INVESTMENTS
(Cost $109,328,842)(3)	99.09%	109,328,842
Other assets less liabilities	0.91%	1,007,064

NET ASSETS	100.00%	$110,335,906

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At May 31, 2006, the aggregate value of these securities was $27,681,724 representing 25.09% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Variable rate security - the rate reflected is as of May 31, 2006; maturity date reflects next reset date.
(2)	See Note 2 for details of Joint Repurchase Agreement.
(3)	See Note 4 for cost of investments on a tax basis.

Allocation of investments as a percentage of net assets by industry category held in the Money Market II Fund as of May 31, 2006:

Foreign Bank	18.58%
Money Center Banks	15.30%
Investment Bank/Brokerage	10.84%
Asset Backed/Securities	9.34%
Finance	9.20%
Asset Backed/Receivables	8.78%
Regional Bank	7.70%
Asset Backed/Multi-Asset	6.30%
Diversified Financial Services	4.49%
Domestic Bank	3.62%
Commercial Banks	3.58%
Sovereign Agency	0.91%
Asset Backed/CLOs	0.45%

99.09%

See Notes to Schedule of Investments

SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS - May 31, 2006 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 97.63%
Advertising - 0.91%

Marchex, Inc., Class B+	27,700	$473,116

Aerospace/Defense - 1.67%

ARGON ST, Inc.+	23,140	659,721
K&F Industries Holdings, Inc.+	9,300	177,165
Orbital Sciences Corp., Class A+	1,800	26,982

		863,868

Airlines - 0.66%

JetBlue Airways Corp.+	32,800	341,776

Apparel & Products - 0.81%

CROCS, Inc.+	6,300	144,333
Hot Topic, Inc.+	19,800	274,032

		418,365

Automotive - 0.65%

Tenneco Automotive, Inc.+	14,100	336,144

Banks - 4.55%

East West Bancorp, Inc.	8,800	351,560
First Republic Bank	3,500	147,070
First State Bancorp.	13,625	318,280
Hancock Holding Co.	6,800	366,792
Signature Bank+	7,500	267,975
UCBH Holdings, Inc.	24,600	434,928
Whitney Holding Corp.	13,000	469,820

		2,356,425

Building Materials - 2.08%

Beacon Roofing Supply, Inc.+	10,700	403,390
Drew Industries, Inc.+	13,800	437,460
Goodman Global, Inc.+	13,900	235,605

		1,076,455

Chemical - 2.70%

Cabot Corp.	7,900	261,727
FMC Corp.	8,300	535,931
Minerals Technologies, Inc.	6,800	396,712
Westlake Chemical Corp.	6,500	202,930

		1,397,300

Coal - 0.49%

Alpha Natural Resources, Inc. LLC+	11,800	254,408

Commercial Services - 5.11%

Advance America Cash Advance Centers, Inc.	18,000	272,700
BearingPoint, Inc.+	49,200	395,076
Clayton Holdings, Inc.+	19,100	268,355
Euronet Worldwide, Inc.+	11,700	409,851
Global Cash Access, Inc.+	23,600	366,036
Heartland Payment Systems, Inc.+	9,700	257,826
LECG Corp.+	8,000	140,000
Parexel International Corp.+	18,600	533,820

		2,643,664

Drugs - 2.46%

Adams Respiratory Therapeutics, Inc.+	9,800	453,544
Angiotech Pharmaceuticals, Inc.+	17,500	245,175
Impax Laboratories, Inc.+	25,400	182,118
Penwest Pharmaceuticals Co.+	20,400	394,536

		1,275,373

Electronics/Electrical Equipment - 9.08%

Coherent, Inc.+	3,600	118,548
Flir Systems, Inc.+	26,900	686,757
Greatbatch, Inc.+	7,600	172,444
Mettler-Toledo International, Inc.+	3,000	194,370
Microtune, Inc.+	43,600	279,040
Molecular Devices Corp.+	13,200	379,368
Netlogic Microsystems, Inc.+	15,600	509,496
Silicon Laboratories, Inc.+	14,700	573,447
Tektronix, Inc.	18,700	582,692
Trimble Navigation, Ltd.+	15,300	702,882
Varian, Inc.+	11,300	497,313

		4,696,357

Financial Services - 4.49%

Ares Capital Corp.	16,979	294,925
CapitalSource, Inc.	21,075	494,209
Doral Financial Corp.	12,900	97,266
Financial Federal Corp.	13,300	372,001
GFI Group, Inc.+	7,400	402,264
Jackson Hewitt Tax Service, Inc.	9,900	323,730
National Financial Partners Corp.	7,500	336,375

		2,320,770

Freight - 3.31%

American Commercial Lines, Inc.+	5,800	318,478
Forward Air Corp.	19,200	718,464
Knight Transportation, Inc.	35,400	674,016

		1,710,958

Healthcare - 3.49%

American Medical Systems Holdings, Inc.+	22,800	450,756
Psychiatric Solutions, Inc.+	14,900	438,060
RehabCare Group, Inc.+	13,000	219,310
Steris Corp.	12,600	286,650
United Surgical Partners International, Inc.+	13,200	410,652

		1,805,428

Heavy Duty Trucks/Parts - 0.02%

Wabash National Corp.	800	13,440

Hospital Management - 0.97%

VCA Antech, Inc.+	16,600	499,992

Human Resources - 1.43%

CDI Corp.	14,500	427,025
Resources Connection, Inc.+	12,200	311,100

		738,125

Information Processing - Services - 6.86%

Ariba, Inc.+	38,700	328,563
Entrust, Inc.+	63,400	202,880
FileNET Corp.+	14,600	380,330
Micros Systems, Inc.+	9,900	407,385
National Instruments Corp.	16,500	462,165
Redback Networks, Inc.+	12,300	293,847
Rightnow Technologies, Inc.+	23,400	381,654
Sapient Corp.+	91,600	490,060
Trizetto Group, Inc.+	18,900	269,514
ValueClick, Inc.+	21,100	332,536

		3,548,934

Information Processing - Software - 3.44%

Allscripts Heathcare Solutions, Inc.+	15,000	261,600
Blackbaud, Inc.	3,900	74,919
Nuance Communications, Inc.+	35,300	307,816
Quest Software, Inc.+	30,900	428,892
THQ, Inc.+	15,000	349,950
Witness Systems, Inc.+	17,300	357,072

		1,780,249

Insurance - 0.54%

Aspen Insurance Holdings, Ltd.	1,500	32,505
Max Re Capital, Ltd.	10,400	249,600

		282,105

Leisure & Tourism - 7.09%

BJ’s Restaurants, Inc.+	13,000	346,580
Four Seasons Hotels, Inc.	7,200	445,104
Gaylord Entertainment Co.+	8,900	389,998
Orient-Express Hotels, Ltd.	20,900	801,724
Panera Bread Co., Class A+	5,400	349,704
Penn National Gaming, Inc.+	19,900	764,757
Red Lion Hotels Corp+	14,700	168,756
Republic Airways Holdings, Inc.+	26,100	400,635

		3,667,258

Machinery - 2.47%

Clarcor, Inc.	4,600	144,670
Flowserve Corp.+	11,100	590,298
Manitowoc Co., Inc.	11,800	542,682

		1,277,650

Medical - Biomedical/Gene - 2.88%

Coley Pharmaceutical Group, Inc.+	18,900	250,992
Keryx Biopharmaceuticals, Inc.+	19,500	278,850
Myogen, Inc.+	11,900	370,685
Myriad Genetics, Inc.+	19,800	516,978
Panacos Pharmaceuticals, Inc.+	11,200	70,560

		1,488,065

Medical Technology - 1.93%

Dexcom, Inc.+	15,000	291,900
Digene Corp.+	10,200	381,276
Telik, Inc.+	20,300	324,394

		997,570

Metals - 0.77%

RTI International Metals, Inc.+	6,600	396,330

Oil & Gas - 8.23%

Barrett Bill Corp.+	12,300	394,830
Denbury Resources, Inc.+	21,400	676,240
FMC Technologies, Inc.+	11,700	780,858
Helix Energy Solutions Group, Inc.+	23,600	836,856
Oil States International, Inc.+	7,600	264,024
Seitel, Inc.+	43,400	173,166
Superior Energy Services, Inc.+	23,400	769,860
Western Refining, Inc.	20,200	361,580

		4,257,414

Real Estate - 0.57%

Jones Lang LaSalle, Inc.	3,700	294,187

Real Estate Investment Trusts - 2.18%

FelCor Lodging Trust, Inc.	18,700	389,147
Innkeepers USA Trust	23,300	361,616
LaSalle Hotel Properties	9,100	377,923

		1,128,686

Retail - 1.11%

Cost Plus, Inc.+	13,260	200,359
Tractor Supply Co.+	6,700	372,587

		572,946

Savings & Loan - 0.38%

Franklin Bank Corp.+	10,000	199,000

Schools - 0.84%

Lincoln Educational Services+	8,800	148,192
Strayer Education, Inc.	2,900	289,130

		437,322

Semiconductors - 7.67%

Actel Corp.+	16,400	227,632
FormFactor, Inc.+	15,100	584,974
Microsemi Corp.+	28,500	683,430
Power Integrations, Inc.+	28,400	500,408
Semtech Corp.+	22,300	373,302
Sirf Technology Holdings, Inc.+	13,500	395,685
Trident Microsystems, Inc.+	9,300	205,344
Varian Semiconductor Equipment Associates, Inc.+	32,150	995,042

		3,965,817

Telecommunications - 3.37%

Arris Group, Inc.+	40,100	482,002
Essex Corp.+	16,300	296,497
Ixia+	35,100	361,881
ViaSat, Inc.+	23,600	601,800

		1,742,180

Therapeutics - 1.66%

DOV Pharmaceutical, Inc.+	5,100	15,759
Medicines Co.+	23,400	432,900
Trimeris, Inc.+	25,500	274,890
Vanda Pharmaceuticals, Inc.+	15,000	134,550

		858,099

Utilities - Electric - 0.76%

Headwaters, Inc.+	14,300	392,535

Total Long-Term Investment Securities
(Cost $44,341,984)		50,508,311

SHORT-TERM INVESTMENT SECURITIES - 4.84%
Government Agencies - 4.84%
Federal Home Loan Bank Disc. Notes:
4.89% due 06/01/06 (Cost $1,251,000)	$1,251,000	1,251,000

TOTAL INVESTMENTS
(Cost $45,592,984) (1)	100.05%	51,759,311
Liabilities in excess of other assets	(0.05)%	(27,628)

NET ASSETS—	100.00%	$51,731,683

+	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Schedule of Investments

SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS - May 31, 2006 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 96.15%
Aerospace/Defense - 0.20%

Kaman Corp., Class A	10,900	$202,740

Airlines - 0.68%

Continental Airlines, Inc., Class B+	27,600	684,480

Apparel & Products - 2.22%

Blair Corp.	8,500	302,940
Kellwood Co.	1,300	40,547
Payless ShoeSource, Inc.+	40,800	1,088,544
Skechers U.S.A., Inc., Class A+	10,800	290,088
Stride Rite Corp.	29,800	375,182
Weyco Group, Inc.	3,100	63,271
Wolverine World Wide, Inc.	2,700	61,938

		2,222,510

Appliances/Furnishings - 2.30%

CompX International, Inc., Class A	9,400	146,640
Furniture Brands International, Inc.	35,500	763,960
Griffon Corp.+	30,200	819,628
HNI Corp.	9,700	506,340
Kimball International, Inc., Class B	4,800	72,000

		2,308,568

Automotive - 1.64%

Acuity Brands, Inc.	9,500	379,050
Autoliv, Inc.	4,100	227,960
CSK Auto Corp.+	29,400	373,674
Modine Manufacturing Co.	10,300	242,050
TRW Automotive Holdings Corp.+	9,800	268,422
Visteon Corp.+	21,100	156,562

		1,647,718

Banks - 11.03%

1st Source Corp.	6,700	191,151
Amcore Financial, Inc.	3,900	117,585
BancFirst Corp.	5,200	232,700
Bank of Hawaii Corp.	16,000	811,680
Camden National Corp.	2,300	89,861
Capital Crossing Bank+	4,500	102,150
City Holding Co.	3,500	126,560
Commerce Bancshares, Inc.	13,660	706,359
Community Bank Systems, Inc.	8,200	158,998
Community Trust Bancorp, Inc.	1,500	51,045
Corus Bankshares, Inc.	9,000	254,250
Cullen/Frost Bankers, Inc.	14,900	844,830
Farmers Capital Bank Corp.	900	26,649
First Citizens BancShares, Inc., Class A	600	113,286
First Commonwealth Financial Corp.	10,300	134,930
First Community Bancshares, Inc.	2,800	89,320
First Financial Bankshares, Inc.	1,300	45,435
First State Bancorp.	3,300	77,088
FirstMerit Corp.	25,000	575,250
FNB Corp. (VA)	1,400	47,460
Fulton Financial Corp.	199	3,118
Great Southern Bancorp, Inc.	1,600	42,400
Greater Bay Bancorp	42,200	1,257,982
Heartland Financial USA, Inc.	4,800	120,720
Integra Bank Corp.	3,100	69,967
Lakeland Financial Corp.	1,900	43,206
Mercantile Bank Corp.	7,850	315,570
Mid-State Bancshares	3,100	81,964
Old National Bancorp	2,400	46,032
Pacific Capital Bancorp	7,400	254,412
Premierwest Bancorp	2,310	33,010
Provident Bankshares Corp.	8,400	296,352
R&G Financial Corp., Class B	9,800	89,180
Santander BanCorp	1,000	23,320
SCBT Financial Corp.	1,200	40,548
Simmons First National Corp., Class A	6,900	182,160
Southwest Bancorp, Inc.	3,100	74,431
Suffolk Bancorp	1,000	30,650
Susquehanna Bancshares, Inc.	10,400	237,536
Taylor Capital Group, Inc.	1,900	78,147
TCF Financial Corp.	30,500	814,350
Tompkins Trustco, Inc.	880	36,045
UMB Financial Corp.	29,200	940,824
Umpqua Holdings Corp.	9,700	255,498
United Security Bancshares, Inc.	300	8,670
Virginia Financial Group, Inc.	2,100	82,236
Washington Trust Bancorp, Inc.	11,100	288,156
Whitney Holding Corp.	14,350	518,609

		11,061,680

Broadcasting - 0.13%

Sinclair Broadcast Group, Inc., Class A	15,300	130,203

Building Materials - 0.39%

LSI Industries, Inc.	26,400	388,080

Chemical - 3.16%

H.B. Fuller Co.	33,200	1,601,900
NL Industries, Inc.	7,600	90,516
Pioneer Cos., Inc.+	9,600	266,592
Sensient Technologies Corp.	23,300	470,194
Stepan Co.	14,600	448,220
UAP Holding Corp.	4,900	115,640
W.R. Grace & Co.+	12,500	177,500

		3,170,562

Commercial Services - 3.71%

Clark, Inc.	7,800	102,960
Deluxe Corp.	2,700	58,023
Geo Group, Inc.+	9,400	350,620
Laidlaw International, Inc.	33,400	841,680
PRG-Shultz International, Inc.+	96,600	46,368
Quanta Services, Inc.+	44,300	737,595
Silgan Holdings, Inc.	14,700	549,633
Washington Group International, Inc.	19,200	1,034,688

		3,721,567

Drugs - 0.67%

Adolor Corp.+	8,400	196,308
Alpharma, Inc., Class A	6,800	159,256
Cubist Pharmaceuticals, Inc.+	4,300	101,781
King Pharmaceuticals, Inc.+	9,400	167,132
ViroPharma, Inc.+	5,300	51,569

		676,046

Electronics/Electrical Equipment - 4.20%

Analogic Corp.	8,900	508,457
Avista Corp.	9,400	209,150
Bel Fuse, Inc., Class B	4,242	133,114
Coherent, Inc.+	18,000	592,740
Commscope, Inc.+	9,500	277,685
CTS Corp.	17,700	240,366
Emcor Group, Inc.+	13,300	639,597
Kemet Corp.+	19,800	189,288
Park Electrochemical Corp.	16,500	524,205
Paxar Corp.+	8,900	189,303
Teleflex, Inc.	11,500	705,410

		4,209,315

Financial Services - 3.33%

A.G. Edwards, Inc.	8,800	471,680
AmeriCredit Corp.+	36,100	1,048,344
Federal Agricultural Mtg. Corp., Class C	16,600	415,830
Investment Technology Group, Inc.+	11,800	558,140
Jackson Hewitt Tax Service, Inc.	9,000	294,300
Marlin Business Services, Inc.+	8,800	186,032
World Acceptance Corp.+	11,300	363,521

		3,337,847

Foods - 1.73%

Del Monte Foods Co.	57,400	679,616
Pilgrims Pride Corp.	6,500	175,695
Ralcorp Holdings, Inc.+	14,800	618,788
Seaboard Corp.	200	262,400

		1,736,499

Freight - 0.41%

Alexander & Baldwin, Inc.	3,100	140,275
Arkansas Best Corp.	4,800	197,808
SCS Transportation, Inc.+	3,000	73,410

		411,493

Funeral Services - 0.60%

Alderwoods Group, Inc.+	22,900	442,886
Stewart Enterprises, Inc., Class A	27,400	155,906

		598,792

Healthcare - 1.77%

Magellan Health Services, Inc.+	14,900	602,705
Manor Care, Inc.	11,900	552,636
Steris Corp.	19,700	448,175
Vital Signs, Inc.	3,400	170,068

		1,773,584

Hospital Supplies - 0.25%

Datascope Corp.	5,400	185,274
NMT Medical, Inc.+	5,900	70,505

		255,779

Household Products - 0.94%

American Greetings Corp., Class A	26,400	593,736
Playtex Products, Inc.+	30,600	351,900

		945,636

Human Resources - 0.12%

Spherion Corp.+	14,100	117,876

Information Processing - Hardware - 1.40%

Advanced Digital Information Corp.+	47,000	557,890
Electronics for Imaging, Inc.+	26,300	616,209
Imation Corp.	5,900	227,032

		1,401,131

Information Processing - Services - 3.62%

Agilysys, Inc.	13,300	219,450
Ansoft Corp.+	7,600	148,808
Arbinet Holdings, Inc.+	14,100	77,973
BISYS Group, Inc.+	34,200	504,450
Black Box Corp.	10,100	521,665
CSG Systems International, Inc.+	22,400	521,472
Digital Insight Corp.+	7,400	239,390
Intergraph Corp.+	3,600	127,980
SonicWALL, Inc.+	33,600	283,248
Sykes Enterprises, Inc.+	19,800	341,352
Trizetto Group, Inc.+	17,700	252,402
United Online, Inc.	32,900	392,168

		3,630,358

Information Processing - Software - 3.28%

Acxiom Corp.	14,800	348,984
Advent Software, Inc.+	13,100	429,811
Atari, Inc.+	27,800	17,792
EPIQ Systems, Inc.+	37,500	600,750
Infousa, Inc.+	12,200	126,758
Inter-Tel, Inc.	28,500	596,505
Microstrategy, Inc., Class A+	3,200	302,016
Parametric Technology Corp.+	27,220	363,115
Per-Se Technologies, Inc.+	17,392	433,408
Progress Software Corp.+	3,200	74,496

		3,293,635

Insurance - 3.87%

Alfa Corp.	17,100	265,563
AmerUs Group Co.	8,000	465,120
Delphi Financial Group, Inc., Class A	12,300	650,301
FBL Financial Group, Inc., Class A	2,200	78,716
Harleysville Group, Inc.	19,300	534,417
Horace Mann Educators Corp.	27,700	463,975
LandAmerica Financial Group, Inc.	7,400	495,208
ProAssurance Corp.+	6,200	292,702
Protective Life Corp.	8,600	381,152
StanCorp Financial Group, Inc.	5,300	258,746

		3,885,900

Leisure & Tourism - 2.72%

Arctic Cat, Inc.	11,600	212,744
Bluegreen Corp.+	7,800	93,912
Dominos Pizza, Inc.	17,100	404,928
Dover Downs Gaming & Entertainment, Inc.	8,500	215,900
Escalade, Inc.	3,500	38,150
Hasbro, Inc.	12,600	233,604
Jack in the Box, Inc.+	22,600	941,516
Luby’s, Inc.+	10,400	108,576
Marvel Entertainment, Inc.+	24,900	475,590

		2,724,920

Machinery - 4.86%

Applied Industrial Technologies, Inc.	9,300	358,515
Cognex Corp.	26,600	667,926
Cummins, Inc.	5,200	573,092
Flowserve Corp.+	25,300	1,345,454
Lindsay Manufacturing Co.	5,800	127,890
Lufkin Industries, Inc.	4,300	260,107
NACCO Industries, Inc., Class A	1,200	171,456
Tennant Co.	900	44,685
Terex Corp.+	14,500	1,326,750

		4,875,875

Medical - Biomedical/Gene - 0.62%

Alexion Pharmaceuticals, Inc.+	3,100	100,781
Lifecell Corp.+	4,500	121,500
Myogen, Inc.+	2,500	77,875
Progenics Pharmaceuticals, Inc.+	3,600	76,356
Vertex Pharmaceuticals, Inc.+	7,200	248,400

		624,912

Medical Technology - 0.61%

DJ Orthopedics, Inc.+	3,200	122,720
Illumina, Inc.+	14,400	393,552
Nektar Therapeutics+	4,800	95,952

		612,224

Metals - 3.91%

Brush Engineered Materials, Inc.+	15,700	324,519
Century Aluminum Co.+	28,100	1,170,365
CIRCOR International, Inc.	7,200	210,744
Crown Holdings, Inc.+	5,800	93,554
Lawson Products, Inc.	100	3,679
MascoTech, Inc.+(1)(2)	200	0
Mueller Industries, Inc.	16,600	541,990
Quanex Corp.	6,250	245,750
Steel Dynamics, Inc.	16,700	970,103
USEC, Inc.	13,700	165,222
Valmont Industries, Inc.	4,100	196,390

		3,922,316

Multimedia - 0.69%

Belo Corp.	40,100	692,928

Oil & Gas - 4.39%

Forest Oil Corp.+	19,400	633,216
Helmerich & Payne, Inc.	14,700	966,672
Holly Corp.	10,100	842,643
Houston Exploration Co.+	19,700	1,049,813
Mariner Energy, Inc.+	15,791	269,710
Meridian Resource Corp.+	15,000	48,300
ONEOK, Inc.	2,100	70,539
Pride International, Inc.+	11,500	372,025
Tesoro Petroleum Corp.	2,200	149,842

		4,402,760

Paper/Forest Products - 1.66%

Buckeye Technologies, Inc.+	7,800	60,918
Glatfelter	33,900	592,572
Graphic Packaging Corp.+	38,100	147,828
Longview Fibre Co.	5,000	127,700
Neenah Paper, Inc.	17,400	533,832
Smurfit-Stone Container Corp.+	17,300	207,081

		1,669,931

Publishing - 0.73%

John Wiley & Sons, Inc., Class A	13,600	473,688
Readers Digest Assoc., Inc., Class A	18,000	256,140

		729,828

Real Estate - 0.18%

Jones Lang LaSalle, Inc.	2,300	182,873

Real Estate Investment Trusts - 9.94%

American Home Mortgage Investment Corp.	12,400	413,788
Annaly Mtg. Management, Inc.	13,300	172,900
Anworth Mtg. Asset Corp.	31,100	245,690
Apartment Investment & Management Co., Class A	13,300	575,225
Boykin Lodging Co.+	21,500	229,835
Brandywine Realty Trust	20,246	587,539
Colonial Properties Trust	13,000	581,100
Cousins Properties, Inc.	22,200	670,884
Equity Inns, Inc.	39,800	614,910
Home Properties of New York, Inc.	21,200	1,054,488
Innkeepers USA Trust	15,700	243,664
Kilroy Realty Corp.	11,600	769,428
Lexington Corporate Properties Trust	37,000	752,580
Luminent Mtg. Capital, Inc.	29,700	264,627
MFA Mtg. Investments, Inc.	46,600	315,948
National Health Realty, Inc.	500	8,770
Pennsylvania Real Estate Investment Trust	800	29,840
Ramco-Gershenson Properties Trust	18,700	486,200
Sunstone Hotel Investors, Inc.	14,000	387,800
Taubman Centers, Inc.	23,000	894,700
Universal Health Realty Income Trust	6,400	199,488
Winston Hotels, Inc.	43,400	472,192

		9,971,596

Retail - 2.51%

Barnes & Noble, Inc.	4,600	175,628
Bon-Ton Stores, Inc.	3,200	84,544
Borders Group, Inc.	31,800	660,168
Myers Industries, Inc.	15,800	251,220
Pantry, Inc.+	6,800	393,040
Pathmark Stores, Inc.+	12,300	115,005
Rite Aid Corp.+	57,900	272,130
United Stationers, Inc.+	5,800	269,236
Weis Markets, Inc.	6,300	252,252
Wilsons The Leather Experts, Inc.+	12,400	45,260

		2,518,483

Savings & Loan - 1.62%

Astoria Financial Corp.	31,900	965,294
First Financial Holdings, Inc.	1,600	49,712
First Indiana Corp.	2,650	69,483
FirstFed Financial Corp.+	6,600	381,744
Horizon Financial Corp.	1,200	29,364
OceanFirst Financial Corp.	1,100	23,958
Provident Financial Holdings, Inc.	200	5,574
WSFS Financial Corp.	1,600	98,096

		1,623,225

Semiconductors - 2.58%

Axcelis Technologies, Inc.+	18,600	118,482
Cirrus Logic, Inc.+	61,700	504,706
Cohu, Inc.	7,200	124,776
Exar Corp.+	21,000	277,200
Fairchild Semiconductor International, Inc., Class A+	12,200	213,134
Lattice Semiconductor Corp.+	43,900	264,717
Monolithic Systems Technology, Inc.+	12,200	99,186
Omnivision Technologies, Inc.+	30,600	896,580
Triquint Semiconductor, Inc.+	17,200	88,752

		2,587,533

Telecommunications - 1.82%

CenturyTel, Inc.	5,800	207,350
Dobson Communications Corp., Class A+	61,500	528,285
Level 3 Communications, Inc.+	124,500	618,765
North Pittsburgh Systems, Inc.	6,400	161,280
Talk America Holdings, Inc.+	25,700	200,460
Valor Communications Group, Inc.	9,000	110,880

		1,827,020

Textile - Products - 1.15%

G&K Services, Inc., Class A	11,600	447,992
UniFirst Corp.	22,100	708,305

		1,156,297

Therapeutics - 0.30%
Cypress Biosciences, Inc.+	11,100	76,479
Renovis, Inc.+	9,800	159,740
United Therapeutics Corp.+	1,400	67,424

		303,643

Utilities - Communication - 0.32%

Commonwealth Telephone Enterprises, Inc.	9,600	317,280

Utilities - Electric - 2.31%

CenterPoint Energy, Inc.	42,000	503,580
El Paso Electric Co.+	24,500	472,360
Idacorp, Inc.	8,400	280,644
NorthWestern Corp.	5,200	180,960
Puget Energy, Inc.	41,700	883,623

		2,321,167

Utilities - Gas, Distribution - 1.58%

Nicor, Inc.	31,800	1,303,164
Vectren Corp.	10,700	283,871

		1,587,035

Total Common Stock
(Cost $82,375,644)		96,463,845

UNITED STATES GOVERNMENT BONDS - 0.20%
Government Obligations - 0.20%

United States Treasury Notes:
2.88% due 11/30/06@
(Cost $206,994)	$210,000	207,720

Total Long-Term Investment Securities
(Cost $82,582,638)		96,671,565

REPURCHASE AGREEMENT - 3.63%

Agreement with State Street Bank & Trust Co., bearing interest at 4.59%, dated 05/31/06, to be repurchased 06/01/06 in the amount of $3,642,464 and collateralized by Federal Home Loan Bank Bonds, bearing interest at 4.38%, due 09/17/10 and having an approximate value of $3,752,953

(Cost $3,642,000)	3,642,000	3,642,000

TOTAL INVESTMENTS
(Cost $86,224,638)(3)	99.98%	100,313,565
Other assets less liabilities	0.02%	15,226

NET ASSETS	100.00%	$100,328,791

+	Non-income producing security
@	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	Fair valued security (see Note 1)
(2)	Illiquid security
(3)	See Note 4 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of May 31, 2006	Unrealized Appreciation (Depreciation)
10 Long	Russell 2000 Index	June 2006	$3,758,748	$3,611,000	$(147,748)

See Notes to Schedule of Investments

SOCIALLY RESPONSIBLE FUND

SCHEDULE OF INVESTMENTS - May 31, 2006 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 91.90%
Apparel & Products - 1.17%

Coach, Inc.+	6,600	$191,928
Nike, Inc., Class B	21,272	1,708,355
TJX Cos., Inc.	14,830	351,619

		2,251,902

Automotive - 0.65%

Danaher Corp.	6,490	416,074
Oshkosh Truck Corp., Class B	15,700	829,745

		1,245,819

Banks - 7.34%

Bank of America Corp.	109,195	5,285,038
SunTrust Banks, Inc.	30,530	2,311,426
Wachovia Corp.	56,810	3,039,335
Wells Fargo & Co.	53,393	3,543,694

		14,179,493

Beverages - 3.54%

Coca-Cola Co.	76,442	3,365,741
PepsiCo, Inc.	57,517	3,477,478

		6,843,219

Broadcasting - 1.59%

Comcast Corp., Class A+	95,300	3,061,989

Building Materials - 0.33%

Masco Corp.	20,693	641,897

Chemical - 0.58%

Ecolab, Inc.	24,820	960,782
Huntsman Corp.+	8,790	164,813

		1,125,595

Coal - 0.17%

Peabody Energy Corp.	5,390	336,013

Commercial Services - 0.66%

Cendant Corp.	39,230	634,349
Fluor Corp.	7,330	642,548

		1,276,897

Drugs - 4.58%

Abbott Laboratories	68,070	2,906,589
Allergan, Inc.	3,400	322,388
Barr Pharmaceuticals, Inc.+	4,270	225,029
Bristol-Myers Squibb Co.	15,980	392,309
Caremark Rx, Inc.+	44,683	2,143,444
Forest Laboratories, Inc.+	5,730	214,760
Merck & Co., Inc.	79,240	2,637,900

		8,842,419

Electronics/Electrical Equipment - 1.17%

Jabil Circuit, Inc.	14,330	498,970
Solectron Corp.+	22,130	78,783
Teleflex, Inc.	13,180	808,461
Thomas & Betts Corp.+	4,030	231,725
W. W. Grainger, Inc.	1,510	108,962
Xerox Corp.+	38,470	528,193

		2,255,094

Financial Services - 9.59%

American Express Co.	54,733	2,975,286
Capital One Financial Corp.	16,178	1,339,053
Citigroup, Inc.	114,278	5,633,905
Fannie Mae	17,506	870,924
Freddie Mac	14,250	855,570
JPMorgan Chase & Co.	95,424	4,068,879
Merrill Lynch & Co., Inc.	29,810	2,158,542
Principal Financial Group, Inc.	11,420	624,103

		18,526,262

Foods - 2.28%

Campbell Soup Co.	61,040	2,147,997
General Mills, Inc.	43,330	2,248,394

		4,396,391

Freight - 3.00%

CH Robinson Worldwide, Inc.	8,860	390,194
Expeditors International of Washington, Inc.	22,100	2,175,745
United Parcel Service, Inc., Class B	39,968	3,219,423

		5,785,362

Healthcare - 0.12%

McKesson Corp.	4,860	240,570

Hospital Supplies - 3.65%

AmerisourceBergen Corp.	18,670	813,825
Cardinal Health, Inc.	14,110	944,100
Johnson & Johnson	77,634	4,675,120
Medtronic, Inc.	12,270	619,512

		7,052,557

Household Products - 1.70%

Colgate-Palmolive Co.	40,105	2,419,935
Estee Lauder Cos., Inc., Class A	20,970	858,512

		3,278,447

Information Processing - Hardware - 4.02%

Apple Computer, Inc.+	21,418	1,280,154
Dell, Inc.+	101,594	2,578,456
EMC Corp.+	49,960	639,488
Hewlett-Packard Co.	101,035	3,271,513
Seagate Technology, Inc.(1) (2) (4)	510	0

		7,769,611

Information Processing - Services - 2.83%

Computer Sciences Corp.+	12,580	707,625
eBay, Inc.+	30,024	985,088
First Data Corp.	40,240	1,855,466
Google, Inc.+	2,900	1,078,278
Monster Worldwide, Inc.+	6,430	314,234
Yahoo!, Inc.+	16,810	531,028

		5,471,719

Information Processing - Software - 3.93%

Intuit, Inc.+	1,800	99,522
Microsoft Corp.	213,389	4,833,261
Oracle Corp.+	187,319	2,663,676

		7,596,459

Insurance - 5.85%

Aetna, Inc.	7,126	274,066
AFLAC, Inc.	9,551	446,987
Chubb Corp.	42,760	2,160,663
Genworth Financial, Inc.	4,700	157,403
Hartford Financial Services Group, Inc.	26,100	2,295,234
Lincoln National Corp.	8,340	468,541
MetLife, Inc.	39,660	2,041,300
UnitedHealth Group, Inc.	17,200	756,112
WellPoint, Inc.+	27,700	1,982,766
XL Capital, Ltd., Class A	11,150	705,572

		11,288,644

Leisure & Tourism - 3.31%

Carnival Corp.	44,640	1,781,582
Harley-Davidson, Inc.	25,400	1,266,190
McDonald’s Corp.	74,153	2,459,655
Starbucks Corp.+	13,050	465,233
Yum! Brands, Inc.	8,380	422,352

		6,395,012

Machinery - 1.08%

Deere & Co.	11,040	945,024
Dover Corp.	19,510	952,868
IDEX Corp.	4,020	194,367

		2,092,259

Medical - Biomedical/Gene - 2.56%

Amgen, Inc.+	44,950	3,038,170
Genentech, Inc.+	22,850	1,895,636

		4,933,806

Medical Technology - 0.48%

Quest Diagnostics, Inc.	9,390	523,399
Zimmer Holdings, Inc.+	6,700	405,685

		929,084

Metals - 0.26%

Crown Holdings, Inc.+	6,220	100,329
Freeport-McMoRan Copper & Gold, Inc., Class B	7,040	394,169

		494,498

Multimedia - 3.90%

McGraw-Hill Cos., Inc.	4,910	253,356
News Corp., Class A	134,880	2,572,162
Time Warner, Inc.	101,172	1,741,170
Walt Disney Co.	97,380	2,970,090

		7,536,778

Oil & Gas - 6.82%

Apache Corp.	31,350	2,033,988
BJ Services Co.	6,920	253,618
EOG Resources, Inc.	12,570	825,346
Equitable Resources, Inc.	28,230	949,939
Forest Oil Corp.+	8,420	274,829
Grant Prideco, Inc.+	14,990	720,120
Halliburton Co.	6,340	472,901
Helmerich & Payne, Inc.	2,500	164,400
Kinder Morgan, Inc.	21,340	2,144,243
Noble Energy, Inc.	29,100	1,264,686
Pioneer Natural Resources Co.	28,130	1,147,985
Schlumberger, Ltd.	44,636	2,926,783

		13,178,838

Paper/Forest Products - 0.98%

Avery Dennison Corp.	31,790	1,888,008

Publishing - 0.08%

Tribune Co.	5,110	152,482

Railroads & Equipment - 0.48%

Burlington Northern Santa Fe Corp.	7,440	575,930
Norfolk Southern Corp.	6,700	353,492

		929,422

Real Estate Investment Trusts - 0.13%

Equity Residential	5,460	240,786

Retail - 3.75%

Dollar General Corp.	8,670	141,321
Gap, Inc.	63,750	1,160,250
J.C. Penney Co., Inc.	11,580	703,601
Kroger Co.	104,030	2,092,043
Safeway, Inc.	31,560	744,185
Target Corp.	49,040	2,399,037

		7,240,437

Savings & Loan - 1.30%

Washington Mutual, Inc.	54,740	2,513,113

Semiconductors - 2.51%

Analog Devices, Inc.	15,350	517,756
Applied Materials, Inc.	54,710	925,146
Intel Corp.	164,271	2,960,163
KLA-Tencor Corp.	6,080	249,523
Micron Technology, Inc.+	12,300	203,688

		4,856,276

Telecommunications - 4.08%

Avaya, Inc.+	8,960	105,818
BellSouth Corp.	83,350	2,814,729
Cisco Systems, Inc.+	133,840	2,633,971
Citizens Communications Co.	83,670	1,060,936
QUALCOMM, Inc.	15,990	722,908
Qwest Communications International, Inc.+	76,500	536,265

		7,874,627

Therapeutics - 0.27%

Gilead Sciences, Inc.+	9,010	516,543

Utilities - Electric - 0.86%

AES Corp.+	44,640	821,376
NRG Energy, Inc.+	8,300	412,925
OGE Energy Corp.	9,210	286,707
Puget Energy, Inc.	6,820	144,516

		1,665,524

Utilities - Gas, Pipeline - 0.30%

National Fuel Gas Co.	16,370	586,046

Total Long-Term Investment Securities
(Cost $175,190,591)		177,489,898

SHORT-TERM INVESTMENT SECURITIES - 5.06%
Commercial Paper - 4.66%
Rabobank USA Financial Corp.:
5.06% due 06/01/06	$9,000,000	9,000,000

Government Obligations - 0.40%

United States Treasury Bills:
4.51% due 06/15/06 @	80,000	79,860
4.54% due 06/08/06 @	35,000	34,969
4.54% due 06/08/06 @	30,000	29,973
4.56% due 06/22/06 @	15,000	14,960
4.57% due 06/22/06 @	20,000	19,947
4.59% due 06/22/06 @	30,000	29,920
4.60% due 06/22/06 @	40,000	39,893
4.61% due 06/22/06 @	230,000	229,381
4.62% due 07/13/06 @	20,000	19,892
4.63% due 07/13/06 @	50,000	49,730
4.64% due 06/22/06 @	60,000	59,838
4.64% due 07/13/06 @	15,000	14,919
4.64% due 07/13/06 @	75,000	74,594
4.65% due 06/22/06 @	50,000	49,865
4.65% due 07/13/06 @	15,000	14,918

		762,659

Total Short-Term Investment Securities
(Cost $9,762,658)		9,762,659

REPURCHASE AGREEMENT - 2.84%

Agreement with State Street Bank & Trust Co., bearing interest at 4.59%, dated 05/31/06, to be repurchased 06/01/06 in the amount of $5,493,700 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 6.00%, due 05/15/08 and having an approximate value of $5,660,568 (Cost $5,493,000)	5,493,000	5,493,000

TOTAL INVESTMENTS
(Cost $190,446,249)(3)	99.80%	192,745,557
Other assets less liabilities	0.20%	385,774

NET ASSETS —	100.00%	$193,131,331

+	Non-income producing security
@	The security or a portion thereof represents collateral for open futures contracts.
(1)	Fair value security (see Note 1)
(2)	Illiquid Security
(3)	See Note 4 for cost of investments on a tax basis.
(4)	To the extent permitted by the Statement of Additional Information, the Socially Responsible Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not by sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2006, the Socially Responsible Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
Seagate Technology, Inc.	11/22/2000	510	$—	$—	$0.00	0.00%

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of May 31, 2006	Unrealized Appreciation (Depreciation)
47 Long	S&P 500 Index	June 2006	$15,320,575	$14,947,175	$(373,400)

See Notes to Schedule of Investments

STRATEGIC BOND FUND

SCHEDULE OF INVESTMENTS - May 31, 2006 ( Unaudited)

		Principal Amount/ Shares (15)	Value (Note 1)
ASSET-BACKED SECURITIES - 1.48%
Financial Services - 1.48%

Banc of America Large Loan, Inc., Series 2005-BBA6, Class A2:
5.25% due 01/15/19 *(9)(11)		$120,000	$119,996
Commerical Mtg. Pass Through Certs., Series 2004-LB2A, Class A3:
4.22% due 03/10/39 (11)		1,026,000	971,866
Credit Suisse Commercial Mtg., Series 2006-C2, Class H:
5.85% due 03/15/39 *(1)(11)(16)		270,000	250,314
Credit Suisse Mtg. Capital, Pass Through, Series 2006-T FLA, Class C:
5.34% due 04/15/21 *(9)(11)		180,000	180,122
Credit Suisse Mtg. Capital, Pass Through, Series 2006-T FLA, Class D:
5.36% due 04/15/21 *(9)(11)		180,000	180,122
LB-UBS Commercial Mtg. Trust, Series 2004-C4, Class C:
5.30% due 06/15/36 (11)(16)		60,000	58,400
LB-UBS Commercial Mtg. Trust, Series 2006-C3, Class AJ:
5.72% due 03/15/39 (11)(16)		555,000	546,942
Morgan Stanley Capital I, Series 2004-IQ8, Class C:
5.30% due 06/15/40 (11)(16)		155,000	147,646
Wachovia Bank Commercial Mtg. Trust, Series 2006-C25, Class G:
5.95% due 05/15/43 *(1)(11)		150,000	146,496

Total Asset-Backed Securities
(Cost $2,627,241)			2,601,904

CORPORATE BONDS - 32.09%
Advertising - 0.27%

Affinity Group, Inc.:
9.00% due 02/15/12		236,000	233,640
Vertis, Inc.:
9.75% due 04/01/09		25,000	25,500
10.88% due 06/15/09		225,000	219,375

			478,515

Aerospace/Defense - 0.22%

Decrane Aircraft Holdings, Inc.:
12.00% due 09/30/08		150,000	107,250
L-3 Communications Corp.:
6.13% due 07/15/13		50,000	47,125
6.38% due 10/15/15		50,000	47,250
Raytheon Co.:
4.85% due 01/15/11		90,000	86,984
6.75% due 08/15/07		97,000	98,379

			386,988

Airlines - 1.90%

American Airlines, Inc., Series 2001-1A2 Pass Through:
6.82% due 05/23/11		625,000	610,938
Atlas Air, Inc., Series 1999-1A2 Pass Through:
6.88% due 07/02/09		176,990	171,680
Atlas Air, Inc., Series 1999-1B Pass Through:
7.63% due 01/02/15		486,267	476,542
Atlas Air, Inc., Series 1999-1C:
8.77% due 01/02/11		37,457	30,340
Atlas Air, Inc., Series 1999-A1 Pass Through:
7.20% due 01/02/19		428,186	423,904
Atlas Air, Inc., Series 2000-1A Pass Through:
8.71% due 01/02/19		340,954	353,740
Atlas Air, Inc., Series 2001B Pass Through:
9.06% due 01/02/14		197,175	207,034
Continental Airlines, Inc., Series 1999-1A Pass Through:
6.55% due 02/02/19		281,010	278,943
Continental Airlines, Inc., Series 1999-1C Pass Through:
6.95% due 08/02/09		65,221	62,335
Continental Airlines, Inc., Series 1999-2C1 Pass Through:
7.73% due 03/15/11		105,335	98,090
Continental Airlines, Inc., Series 2000-2B:
8.31% due 10/02/19		48,589	46,676
Delta Air Lines, Inc.:
9.50% due 11/18/08 *(2)(5)		125,000	121,406
Delta Air Lines, Inc. Pass Through Certs.:
7.57% due 11/18/10 (5)		200,000	200,500
Northwest Airlines, Inc. Pass Through Certs. Series 1A-1:
7.04% due 04/01/22 (5)		187,081	186,613
United Airlines, Inc. Pass Through Certs.:
6.20% due 09/01/08		78,577	78,695

			3,347,436

Automotive - 0.51%

Cooper-Standard Automotive, Inc.:
8.38% due 12/15/14		125,000	103,593
DaimlerChrysler NA Holding Corp.:
7.30% due 01/15/12		45,000	47,220
Exide Corp.:
10.00% due 03/15/25 +(1)(8)		150,000	0
Ford Motor Co.:
6.38% due 02/01/29		38,000	25,555
6.63% due 10/01/28		400,000	272,000
General Motors Corp.:
8.25% due 07/15/23		500,000	376,250
Stanadyne Corp.:
10.00% due 08/15/14		75,000	69,375
Venture Holdings Trust:
11.00% due 06/01/07 +(2)(5)(8)		25,000	31

			894,024

Banks - 0.47%

ABN Amro North American Holding Capital:
6.52% due 11/08/12 *(10)		90,000	91,642
Branch Banking & Trust Co.:
4.88% due 01/15/13		50,000	47,773
Chemical Bank:
6.13% due 11/01/08		58,000	58,749
HSBC Holdings PLC:
6.50% due 05/02/36		72,000	71,339
Huntington National Bks.:
6.60% due 06/15/18		57,000	58,745
National City Bank:
4.63% due 05/01/13		70,000	65,497
PNC Funding Corp.:
5.75% due 08/01/06		65,000	65,029
Popular North America, Inc.:
5.65% due 04/15/09		68,000	67,577
Sanwa Bank Ltd.:
7.40% due 06/15/11		50,000	53,282
Southtrust Bank NA:
4.75% due 03/01/13		100,000	93,869
Union Bank of California:
5.95% due 05/11/16		100,000	99,481
US Bank NA:
3.90% due 08/15/08		65,000	63,002

			835,985

Beverages - 0.09%

Le-Natures, Inc.:
9.00% due 06/15/13 *		150,000	156,750

Broadcasting - 2.35%

Adelphia Communications Corp.:
10.25% due 06/15/11 +(2)(5)		75,000	38,063
Allbritton Communications Co.:
7.75% due 12/15/12		125,000	125,156
Charter Communications Holdings LLC:
8.63% due 04/01/09		250,000	192,500
9.63% due 11/15/09		350,000	268,625
9.92% due 04/01/11 (3)		275,000	165,000
10.25% due 01/15/10		75,000	48,750
10.75% due 10/01/09		225,000	174,375
11.13% due 01/15/11		1,125,000	708,750
Cox Communications, Inc.:
7.13% due 10/01/12		90,000	93,479
7.63% due 06/15/25		149,000	156,293
CSC Holdings, Inc.:
8.13% due 08/15/09		125,000	128,125
Fisher Communications, Inc.:
8.63% due 09/15/14		275,000	286,688
Insight Communications Co., Inc.:
12.25% due 02/15/11 (3)		280,000	298,200
LIN Television Corp.:
6.50% due 05/15/13		200,000	185,500
Medianews Group, Inc.:
6.38% due 04/01/14		10,000	9,050
6.88% due 10/01/13		10,000	9,400
Nexstar Finance, Inc.:
7.00% due 01/15/14		225,000	210,094
Paxson Communications Corp.:
11.32% due 01/15/13 *(9)		550,000	556,187
Univision Communications, Inc.:
3.50% due 10/15/07		45,000	43,542
Viacom, Inc.:
6.63% due 05/15/11		80,000	82,280
Young Broadcasting, Inc.:
8.75% due 01/15/14		100,000	84,000
10.00% due 03/01/11		300,000	271,500

			4,135,557

Building Materials - 0.43%

American Standard, Inc.:
5.50% due 04/01/15		60,000	56,396
7.38% due 02/01/08		43,000	43,962
Associated Materials, Inc.:
9.75% due 04/15/12		250,000	258,750
11.25% due 03/01/14 (3)		125,000	78,125
Dayton Superior Corp.:
10.75% due 09/15/08		200,000	206,500
13.00% due 06/15/09		125,000	111,250

			754,983

Chemical - 0.43%

BCI US Finance Corp.:
10.58% due 07/15/10 *(9)		75,000	76,500
Eastman Chemical Co.:
7.63% due 06/15/24		55,000	57,565
Equistar Chemicals LP:
8.75% due 02/15/09		50,000	52,188
10.63% due 05/01/11		75,000	81,187
ICI Wilmington, Inc.:
7.05% due 09/15/07		77,000	78,094
Lyondell Chemical Co.:
9.50% due 12/15/08		118,000	122,572
Monsanto Co.:
5.50% due 08/15/25		60,000	54,136
Rockwood Specialties Group, Inc.:
7.50% due 11/15/14		75,000	74,625
10.63% due 05/15/11		33,000	35,640
Westlake Chemical Corp.:
6.63% due 01/15/16		125,000	120,312

			752,819

Coal - 0.04%

Alpha Natural Resources, Inc. LLC:
10.00% due 06/01/12		61,000	65,880

Commercial Services - 1.09%

Aramark Services, Inc.:
7.00% due 05/01/07		110,000	110,553
Avis Budget Car Rental LLC:
7.58% due 05/15/14 *(9)		75,000	76,125
7.63% due 05/15/14 *		50,000	50,250
Corrections Corp. of America:
6.25% due 03/15/13		125,000	118,750
DI Finance LLC:
9.50% due 02/15/13		200,000	209,500
FTI Consulting, Inc.:
7.63% due 06/15/13		100,000	102,750
Mobile Mini, Inc.:
9.50% due 07/01/13		33,000	35,723
Monitronics International, Inc.:
11.75% due 09/01/10		175,000	173,250
NationsRent Cos., Inc.:
9.50% due 05/01/15		175,000	187,250
Owens-Brockway Glass Container, Inc.:
8.25% due 05/15/13		100,000	101,000
8.88% due 02/15/09		175,000	180,687
Pitney Bowes, Inc.:
4.75% due 01/15/16		77,000	70,200
Rent-Way, Inc.:
11.88% due 06/15/10		206,000	213,210
United Rentals NA, Inc.:
7.75% due 11/15/13		300,000	294,000

			1,923,248

Conglomerates - 0.09%

Park-Ohio Industries, Inc.:
8.38% due 11/15/14		75,000	67,500
Tyco International Group SA:
6.00% due 11/15/13		100,000	99,002

			166,502

Drugs - 0.22%

Abbott Laboratories:
5.88% due 05/15/16		108,000	107,553
American Home Products Corp.:
6.95% due 03/15/11		45,000	47,261
Merck & Co., Inc.:
2.50% due 03/30/07		29,000	28,330
Mylan Laboratories, Inc.:
5.75% due 08/15/10		25,000	24,250
6.38% due 08/15/15		50,000	48,250
Wyeth:
5.50% due 02/01/14		85,000	82,632
6.00% due 02/15/36		50,000	46,973

			385,249

Electronics/Electrical Equipment - 0.25%

Arrow Electronics, Inc.:
6.88% due 06/01/18		81,000	81,492
Celestica, Inc.:
7.63% due 07/01/13		25,000	24,813
Sanmina-SCI Corp.:
6.75% due 03/01/13		50,000	47,625
Solectron Corp.:
8.00% due 03/15/16 *		100,000	100,500
Telex Communications, Inc.:
11.50% due 10/15/08		25,000	26,562
Xerox Corp.:
7.63% due 06/15/13		150,000	153,750

			434,742

Financial Services - 4.55%

AAC Group Holding Corp.:
10.25% due 10/01/12 (3)		150,000	120,750
Ameriprise Financial, Inc.:
5.35% due 11/15/10		51,000	50,168
AMR HoldCo, Inc.:
10.00% due 02/15/15		100,000	106,500
BAE Systems Holdings, Inc.:
5.20% due 08/15/15 *		200,000	186,389
Banc One Corp.:
8.00% due 04/29/27		66,000	77,646
Chukchansi Economic Development Auth.:
8.78% due 11/15/12 *(9)		75,000	77,344
Comerica, Inc.:
4.80% due 05/01/15		50,000	45,581
Consolidated Communications Illinois:
9.75% due 04/01/12		121,000	128,865
Countrywide Home Loans, Inc.:
4.13% due 09/15/09		50,000	47,646
5.50% due 08/01/06		74,000	74,031
ESI Tractebel Acquisition Corp.:
7.99% due 12/30/11		96,000	99,354
Ford Motor Credit Co.:
5.80% due 01/12/09		1,250,000	1,142,397
Foster’s Finance Corp.:
6.88% due 06/15/11 *		40,000	41,620
General Electric Capital Corp.:
1.00% due 03/21/12	JPY	85,000,000	724,261
6.75% due 03/15/32		133,000	142,336
General Motors Acceptance Corp.:
6.75% due 12/01/14		485,000	440,264
6.88% due 09/15/11		1,025,000	962,905
6.88% due 08/28/12		7,000	6,507
7.00% due 02/01/12		108,000	101,117
7.02% due 12/01/14 (9)		425,000	404,244
7.25% due 03/02/11		30,000	28,622
7.75% due 01/19/10		660,000	646,621
Genworth Global Funding Trusts:
5.75% due 05/15/13		100,000	99,951
Goldman Sachs Group, Inc.:
6.45% due 05/01/36		50,000	48,330
H&E Equipment Services LLC:
11.13% due 06/15/12		125,000	137,500
Hexion US Finance Corp:
9.00% due 07/15/14		295,000	305,325
Household Finance Corp.:
7.00% due 05/15/12		80,000	84,596
ING USA Global Funding Trust:
4.50% due 10/01/10		80,000	76,411
Kinder Morgan Finance Co.:
5.70% due 01/05/16		78,000	69,424
Lehman Brothers Holdings, Inc.:
5.50% due 04/04/16		165,000	158,640
5.75% due 05/17/13		100,000	98,952
Lehman Brothers Holdings, Inc., Series G:
4.50% due 07/26/10		80,000	76,712
MedCath Holdings Corp.:
9.88% due 07/15/12		125,000	127,187
Merrill Lynch & Co., Inc.:
6.05% due 05/16/16		100,000	99,812
Nexstar Finance Holdings LLC:
11.38% due 04/01/13 (3)		100,000	84,125
PCA LLC:
11.88% due 08/01/09 (8)		200,000	40,000
Pricoa Global Funding I:
4.63% due 06/25/12 *		35,000	32,903
Principal Life Global Funding I:
5.25% due 01/15/13 *		100,000	97,282
Residential Capital Corp.:
6.38% due 06/30/10		215,000	212,234
6.50% due 04/17/13		45,000	44,008
Southern Star Central Corp.:
6.75% due 03/01/16 *		75,000	73,125
Swiss Re Capital I LP:
6.85% due 05/25/16 *(10)		56,000	55,739
Terra Capital, Inc.:
11.50% due 06/01/10		81,000	89,505
12.88% due 10/15/08		100,000	114,000
Transamerica Finance Corp.:
6.40% due 09/15/08		33,000	33,498
UBS Preferred Funding Trust V:
6.24% due 05/15/16 (10)		100,000	99,985

			8,014,412

Foods - 0.39%

Doane Pet Care Co.:
10.63% due 11/15/15		75,000	93,250
10.75% due 03/01/10		50,000	54,390
Dole Foods Co., Inc.:
8.88% due 03/15/11		75,000	73,406
Smithfield Foods, Inc.:
7.75% due 05/15/13		100,000	100,500
Wornick Co.:
10.88% due 07/15/11		350,000	360,062

			681,608

Freight - 0.13%

PHI, Inc.:
7.13% due 04/15/13 *		150,000	146,250
Ryder System, Inc.:
5.00% due 06/15/12		88,000	82,611

			228,861

Funeral Services - 0.45%

Alderwoods Group, Inc.:
7.75% due 09/15/12		25,000	26,437
Carriage Services, Inc.:
7.88% due 01/15/15		212,000	213,060
Service Corp. International:
6.50% due 03/15/08		250,000	249,375
6.75% due 04/01/16		50,000	46,875
7.00% due 06/15/17 *		125,000	118,750
Stewart Enterprises, Inc.:
7.25% due 02/15/13 *		150,000	140,250

			794,747

Healthcare - 0.63%

Boston Scientific Corp:
6.25% due 11/15/35		110,000	109,045
CDRV Investors, Inc.:
9.63% due 01/01/15 (3)		225,000	162,000
Concentra Operating Corp.:
9.13% due 06/01/12		100,000	104,625
9.50% due 08/15/10		25,000	26,281
Curative Health Services, Inc.:
10.75% due 05/01/11 +(2)(5)		75,000	46,688
Encore Medical Corp.:
9.75% due 10/01/12		50,000	50,750
Genesis HealthCare Corp.:
2.50% due 03/15/25 *		50,000	52,938
8.00% due 10/15/13		50,000	52,750
Inverness Medical Innovations, Inc.:
8.75% due 02/15/12		270,000	267,300
Psychiatric Solutions, Inc.:
7.75% due 07/15/15		133,000	133,997
US Oncology, Inc.:
10.75% due 08/15/14		100,000	110,625

			1,116,999

Heavy Duty Trucks/Parts - 0.10%

Dura Operating Corp.:
8.63% due 04/15/12		202,000	173,973

Hospital Management - 0.81%

HCA, Inc.:
6.38% due 01/15/15		1,127,000	1,067,638
6.75% due 07/15/13		125,000	122,136
Tenet Healthcare Corp.:
6.50% due 06/01/12		25,000	22,469
7.38% due 02/01/13		75,000	69,375
9.25% due 02/01/15 *		100,000	100,750
Triad Hospitals, Inc.:
7.00% due 11/15/13		50,000	48,438

			1,430,806

Hospital Supplies - 0.23%

AmerisourceBergen Corp.:
5.88% due 09/15/15 *		225,000	216,724
Universal Hospital Services, Inc.:
10.13% due 11/01/11		175,000	183,750

			400,474

Household Products - 0.47%

ACCO Brands Corp.:
7.63% due 08/15/15		50,000	47,250
Jostens Holding Corp.:
10.25% due 12/01/13 (3)		198,000	156,420
Prestige Brands, Inc.:
9.25% due 04/15/12		25,000	25,125
Procter & Gamble Co.:
2.00% due 06/21/10	JPY	52,000,000	473,774
Visant Holding Corp.:
8.75% due 12/01/13 *		125,000	123,125

			825,694

Information Processing - Services - 0.14%

Computer Sciences Corp.:
3.50% due 04/15/08		45,000	43,321
Spheris, Inc.:
11.00% due 12/15/12 *		100,000	90,500
SunGard Data Systems, Inc.:
9.13% due 08/15/13 *		100,000	104,875

			238,696

Information Processing - Software - 0.20%

Activant Solutions, Inc.:
9.50% due 05/01/16 *		100,000	98,250
10.99% due 04/01/10 *(9)		75,000	74,250
Cisco Systems, Inc.:
5.50% due 02/22/16		45,000	43,389
Oracle Corp. / Ozark Holding, Inc.:
5.00% due 01/15/11 *		35,000	33,948
SS&C Technologies, Inc.:
11.75% due 12/01/13 *		100,000	106,250

			356,087

Insurance - 0.52%

Ace INA Holdings, Inc.:
6.70% due 05/15/36		55,000	53,546
AMBAC, Inc.:
5.95% due 12/05/35		35,000	32,444
Americo Life, Inc.:
7.88% due 05/01/13 *		28,000	27,840
AmerUs Group Co.:
6.58% due 05/16/11		100,000	100,467
Crum & Forster Holdings Corp.:
10.38% due 06/15/13		75,000	78,375
Great West Life & Annuity Insurance Co:
7.15% due 05/16/46 *(10)		176,000	175,841
Jefferson-Pilot Corp.:
4.75% due 01/30/14		69,000	63,763
MetLife, Inc.:
5.00% due 11/24/13		60,000	56,600
Metropolitan Life Global Funding I:
4.63% due 08/19/10 *		40,000	38,427
MIC Financing Trust I:
8.38% due 02/01/27 *		113,000	114,226
Nationwide Life Global Funding I:
5.35% due 03/15/11 *		100,000	98,688
Ohio Casualty Corp.:
7.30% due 06/15/14		75,000	76,777

			916,994

Leisure & Tourism - 1.68%

AMC Entertainment, Inc.:
9.88% due 02/01/12		100,000	100,250
Brunswick Corp.:
5.00% due 06/01/11		63,000	59,591
Cinemark, Inc.:
9.75% due 03/15/14 (3)		150,000	117,562
Circus & Eldorado Joint Venture:
10.13% due 03/01/12		335,000	356,775
Eldorado Casino Shreveport Capital Corp.:
10.00% due 08/01/12 (4)(8)		310,406	248,325
Eldorado Resorts LLC:
9.00% due 04/15/14 (1)(8)		250,000	250,000
Gaylord Entertainment Co.:
6.75% due 11/15/14		150,000	141,375
K2, Inc.:
7.38% due 07/01/14		25,000	24,563
MGM Mirage, Inc.:
5.88% due 02/27/14		825,000	756,937
MTR Gaming Group, Inc.:
9.00% due 06/01/12 *		50,000	50,563
NPC International, Inc.:
9.50% due 05/01/14 *		175,000	175,000
Restaurant Co.:
10.00% due 10/01/13		50,000	46,375
Riviera Holdings Corp.:
11.00% due 06/15/10 (12)		60,000	63,375
Sbarro, Inc.:
11.00% due 09/15/09		75,000	75,750
Starwood Hotels & Resorts Worldwide, Inc.:
7.88% due 05/01/12		150,000	158,625
Station Casinos, Inc.:
6.63% due 03/15/18 *		75,000	69,750
True Temper Sports, Inc.:
8.38% due 09/15/11		200,000	187,000
Waterford Gaming LLC:
8.63% due 09/15/12 *		80,000	84,800

			2,966,616

Machinery - 0.13%

Case New Holland, Inc.:
6.00% due 06/01/09		175,000	171,938
Dresser-Rand Group, Inc.:
7.38% due 11/01/14		66,000	66,330

			238,268

Manufacturing - 0.10%

Covalence Specialty Materials Corp.:
10.25% due 03/01/16 *		75,000	75,750
Indalex Holding Corp.:
11.50% due 02/01/14 *		100,000	104,750

			180,500

Metals - 0.53%

Allegheny Technologies, Inc.:
8.38% due 12/15/11		50,000	53,812
Barrick Gold Finance Co.:
7.50% due 05/01/07		67,000	68,169
Chaparral Steel Co.:
10.00% due 07/15/13		150,000	166,875
Crown Cork & Seal Co., Inc.:
7.38% due 12/15/26		175,000	159,687
8.00% due 04/15/23		200,000	191,000
Freeport McMoRan Resources:
7.00% due 02/15/08		150,000	151,125
Metals USA, Inc.:
11.13% due 12/01/15 *		100,000	111,500
Renco Metals, Inc.:
11.50% due 07/01/03 +(1)(5)(6)(8)		75,000	0
Ryerson Tull, Inc.:
9.13% due 07/15/06		25,000	25,063

			927,231

Mining - 0.03%

Newmont Mining Corp.:
8.63% due 05/15/11		40,000	44,706

Multimedia - 0.50%

AOL Time Warner, Inc.:
6.75% due 04/15/11		55,000	56,544
Belo Corp:
6.75% due 05/30/13		45,000	44,974
Cablevision Systems Corp.:
9.62% due 04/01/09 (9)		100,000	106,250
CCH II Capital Corp LLC:
10.25% due 09/15/10 *		200,000	199,000
Clear Channel Communications:
4.90% due 05/15/15		106,000	91,923
Haights Cross Operating Co.:
11.75% due 08/15/11		100,000	103,000
News America, Inc.:
7.30% due 04/30/28		50,000	50,930
Time Warner Entertainment Co. LP:
8.38% due 03/15/23		135,000	150,833
Time Warner, Inc.:
7.25% due 10/15/17		43,000	45,152
Viacom, Inc.:
6.88% due 04/30/36 *		40,000	38,690

			887,296

Oil & Gas - 2.42%

Allis-Chalmers Energy, Inc.:
9.00% due 01/15/14 *		100,000	101,500
Amerada Hess Corp.:
7.88% due 10/01/29		55,000	61,580
Belden & Blake Corp.:
8.75% due 07/15/12		100,000	102,250
Brigham Exploration Co.:
9.63% due 05/01/14 *		250,000	247,812
Chaparral Energy, Inc.:
8.50% due 12/01/15 *		350,000	354,375
Chesapeake Energy Corp.:
6.25% due 01/15/18		425,000	395,250
6.63% due 01/15/16		275,000	263,312
6.88% due 11/15/20 *		75,000	71,625
Colorado Interstate Gas Co.:
6.85% due 06/15/37		75,000	75,656
Compton Petroleum Finance Corp.:
7.63% due 12/01/13		50,000	48,750
7.63% due 12/01/13 *		75,000	73,125
ConocoPhillips:
7.00% due 03/30/29		100,000	110,078
Dynegy-Roseton/Danskammer:
7.67% due 11/08/16		200,000	204,803
El Paso Production Holding Co.:
7.75% due 06/01/13		550,000	561,000
Encore Acquisition Co.:
6.00% due 07/15/15		50,000	44,625
6.25% due 04/15/14		25,000	22,938
Exco Resources, Inc.:
7.25% due 01/15/11		65,000	63,375
Grant Prideco, Inc.:
6.13% due 08/15/15		25,000	23,438
Hanover Compressor Co.:
7.50% due 04/15/13		25,000	24,750
8.63% due 12/15/10		50,000	51,500
Hilcorp Energy LP:
7.75% due 11/01/15 *		175,000	172,375
10.50% due 09/01/10 *		134,000	145,725
Newfield Exploration Co.:
6.63% due 09/01/14		100,000	95,750
Oslo Seismic Services, Inc.:
8.28% due 06/01/11		132,665	134,721
Premcor Refining Group, Inc.:
6.75% due 02/01/11		95,000	98,146
Pride International, Inc.:
7.38% due 07/15/14		50,000	51,125
Quicksilver Resources, Inc.:
7.13% due 04/01/16		75,000	71,625
Seitel, Inc.:
11.75% due 07/15/11		250,000	282,500
Tennessee Gas Pipeline Co.:
7.00% due 10/15/28		200,000	190,435
Transmeridian Exploration, Inc.:
12.00% due 12/15/10 *		125,000	125,000

			4,269,144

Paper/Forest Products - 0.51%

Boise Cascade LLC:
7.94% due 10/15/12 (9)		175,000	175,875
Caraustar Industries, Inc.:
7.38% due 06/01/09		225,000	213,750
MeadWestvaco Corp.:
6.85% due 04/01/12		100,000	101,823
Pliant Corp.:
11.13% due 09/01/09 (2)(5)		303,000	319,665
Plum Creek Timberlands LP:
5.88% due 11/15/15		86,000	83,009

			894,122

Pollution Control - 0.16%

Allied Waste North America, Inc.:
8.50% due 12/01/08		275,000	288,406

Publishing - 0.09%

Knight-Ridder, Inc.:
6.88% due 03/15/29		50,000	45,643
7.15% due 11/01/27		60,000	56,024
Network Communications, Inc.:
10.75% due 12/01/13 *		50,000	50,875

			152,542

Railroads & Equipment - 0.12%

Burlington Northern Santa Fe Corp.:
7.29% due 06/01/36		88,000	98,434
Norfolk Southern Corp.:
5.59% due 05/17/25		122,000	112,998

			211,432

Real Estate - 0.12%

Brascan Corp.:
8.13% due 12/15/08		69,000	72,748
EOP Operating LP:
7.00% due 07/15/11		90,000	94,331
ERP Operating LP:
5.38% due 08/01/16		52,000	49,069

			216,148

Real Estate Investment Trusts - 0.49%

Duke Realty LP:
5.50% due 03/01/16		45,000	42,693
Heritage Property Investment Trust:
4.50% due 10/15/09		45,000	43,168
Mack-Cali Realty LP:
5.80% due 01/15/16		45,000	43,047
National Health Investors, Inc.:
7.30% due 07/16/07		75,000	75,642
Omega Healthcare Investors, Inc.:
7.00% due 04/01/14		100,000	96,375
Reckson Operating Partnership LP:
6.00% due 03/31/16		25,000	24,235
Senior Housing Properties Trust:
8.63% due 01/15/12		250,000	272,500
Simon Property Group LP:
6.35% due 08/28/12		45,000	45,975
Trustreet Properties, Inc.:
7.50% due 04/01/15		225,000	221,906

			865,541

Retail - 0.49%

Dave & Buster’s, Inc:
11.25% due 03/15/14 *		100,000	100,500
Ferrellgas LP:
6.75% due 05/01/14		225,000	215,437
General Nutrition Centers, Inc.:
8.50% due 12/01/10		100,000	96,000
MTS, Inc.:
9.38% due 03/15/09 (1)(4)(8)		16,572	4,309
Neiman Marcus Group, Inc.:
10.38% due 10/15/15 *		125,000	131,563
Rite Aid Corp.:
8.13% due 05/01/10		100,000	100,750
Saks, Inc.:
9.88% due 10/01/11		200,000	219,000

			867,559

Savings & Loan - 0.39%

Charter One Bank FSB:
6.38% due 05/15/12		211,000	218,917
Golden West Financial Corp.:
4.75% due 10/01/12		107,000	101,382
Independence Community Bank Corp.:
3.50% due 06/20/08 (10)		48,000	45,900
Sovereign Bancorp, Inc.:
4.80% due 09/01/10 *		120,000	115,180
Washington Mutual Bank:
5.95% due 05/20/13		100,000	99,328
Western Financial Bank:
9.63% due 05/15/12		92,000	101,660

			682,367

Semiconductors - 0.18%

Advanced Micro Devices, Inc.:
7.75% due 11/01/12		162,000	167,265
Amkor Technology, Inc.:
9.25% due 06/01/16		165,000	158,400

			325,665

Telecommunications - 2.71%

Alltel Corp.:
4.66% due 05/17/07		38,000	37,709
American Cellular Corp.:
10.00% due 08/01/11		500,000	536,875
AT&T Wireless Services, Inc.:
7.88% due 03/01/11		246,000	266,727
Centennial Communications Corp.:
10.00% due 01/01/13		28,000	28,980
10.13% due 06/15/13		100,000	107,750
10.74% due 01/01/13 (9)		150,000	156,375
Cincinnati Bell Telephone Co.:
7.18% due 12/15/23		25,000	25,000
7.20% due 11/29/23		125,000	120,625
Cincinnati Bell, Inc.:
7.00% due 02/15/15		125,000	120,938
7.25% due 06/15/23		25,000	23,750
Corning, Inc.:
6.20% due 03/15/16		54,000	53,798
Embarq Corp.:
7.08% due 06/01/16		9,000	9,011
GTE Northwest, Inc.:
5.55% due 10/15/08		40,000	39,623
GTE Southwest, Inc.:
8.50% due 11/15/31		110,000	122,527
ICO North America, Inc.:
7.50% due 08/15/09 (1)(8)(18)		125,000	156,250
Insight Midwest LP:
9.75% due 10/01/09		50,000	51,250
LCI International, Inc.:
7.25% due 06/15/07		1,250,000	1,256,250
New England Telephone & Telegraph Co.:
7.88% due 11/15/29		50,000	51,264
Nextel Communications, Inc.:
6.88% due 10/31/13		175,000	178,293
Nordic Telephone Co. Holdings:
8.88% due 05/01/16 *		200,000	206,500
Qwest Corp.:
7.25% due 09/15/25		50,000	47,875
Rural Cellular Corp.:
8.25% due 03/15/12 *		175,000	180,250
9.75% due 01/15/10		225,000	227,250
10.90% due 11/01/12 *(9)		125,000	130,313
Southwestern Bell Telephone Co.:
6.55% due 10/07/08		200,000	203,025
Sprint Capital Corp.:
6.88% due 11/15/28		11,000	11,092
United States West Communications, Inc.:
7.13% due 11/15/43		50,000	45,500
7.25% due 10/15/35		150,000	139,125
7.50% due 06/15/23		16,000	15,280
Valor Telecommunications Enterprises LLC:
7.75% due 02/15/15		175,000	180,250
Verizon New York, Inc.:
6.88% due 04/01/12		45,000	45,928

			4,775,383

Textile - Products - 0.09%

Collins & Aikman Floor Cover:
9.75% due 02/15/10		154,000	153,615

Utilities - Electric - 2.83%

AES Corp.:
8.75% due 05/15/13 *		400,000	432,000
American Electric Power Co., Inc.:
4.71% due 08/16/07 (3)		108,000	106,846
Appalachian Power Co.:
5.00% due 06/01/17		60,000	54,035
Calpine Corp.:
8.75% due 07/15/13 *(2)(5)		1,405,000	1,352,312
Centerpoint Energy Houston Electric, LLC:
5.60% due 07/01/23		73,000	67,048
Commonwealth Edison Co.:
5.88% due 02/01/33		88,000	80,849
Consolidated Natural Gas Co.:
5.38% due 11/01/06		34,000	33,970
Detroit Edison Co.:
6.63% due 06/01/36		100,000	100,965
Dominion Resources, Inc.:
5.69% due 05/15/08 (3)		99,000	98,944
Duke Energy Co.:
4.20% due 10/01/08		90,000	87,178
Duquesne Light Holdings, Inc.:
6.25% due 08/15/35		27,000	24,213
Edison Mission Energy:
7.50% due 06/15/13 *		150,000	148,500
7.75% due 06/15/16 *		25,000	24,750
9.88% due 04/15/11		150,000	176,062
Entergy Louisiana LLC:
5.83% due 11/01/10		135,000	133,100
Florida Power & Light Co.:
5.95% due 10/01/33		58,000	55,868
Mission Energy Holding Co.:
13.50% due 07/15/08		675,000	761,906
NRG Energy, Inc.:
7.25% due 02/01/14		100,000	100,000
7.38% due 02/01/16		400,000	400,500
Pepco Holding, Inc.:
5.50% due 08/15/07		81,000	80,820
PSEG Power LLC:
7.75% due 04/15/11		40,000	42,941
PSI Energy, Inc.:
7.85% due 10/15/07		119,000	122,156
Public Service Electric & Gas Co.:
5.00% due 08/15/14		48,000	45,355
Puget Sound Energy, Inc.:
5.20% due 10/01/15		130,000	122,484
Reliant Energy, Inc.:
6.75% due 12/15/14		25,000	22,625
Reliant Resources, Inc.:
9.50% due 07/15/13		50,000	50,500
Southern California Edison Co.:
5.63% due 02/01/36		60,000	54,210
Southern Energy, Inc.:
7.90% due 07/15/09 +(1)(8)(18)		725,000	0
VeraSun Energy Corp.:
9.88% due 12/15/12 *		200,000	215,000

			4,995,137

Utilities - Gas, Distribution - 0.10%

Sempra Energy:
4.62% due 05/17/07		128,000	126,862
Southern California Gas Co.:
5.75% due 11/15/35		45,000	42,499

			169,361

Utilities - Gas, Pipeline - 1.44%

Atlas Pipeline Partners LP:
8.13% due 12/15/15 *		150,000	153,000
Copano Energy LLC.:
8.13% due 03/01/16 *		125,000	126,875
Duke Energy Field Services LLC:
6.88% due 02/01/11		50,000	52,053
El Paso Natural Gas Co.:
7.63% due 08/01/10		75,000	77,438
8.63% due 01/15/22		275,000	302,848
Markwest Energy Partners LP:
6.88% due 11/01/14		125,000	115,938
NGC Corp. Capital Trust I:
8.32% due 06/01/27		950,000	826,500
Pacific Energy Partners LP:
6.25% due 09/15/15		97,000	89,725
7.13% due 06/15/14		178,000	177,555
Reliant Energy Resources Corp.:
7.75% due 02/15/11		80,000	86,042
Transcontinental Gas Pipe Line Corp.:
7.00% due 08/15/11		100,000	102,625
8.88% due 07/15/12		50,000	56,062
Williams Cos., Inc.:
7.88% due 09/01/21		350,000	363,125

			2,529,786

Total Corporate Bonds
(Cost $56,625,380)			56,538,854

FOREIGN BONDS & NOTES - 36.28%
Banks - 0.16%

Banco Continental de Panama:
6.63% due 12/01/10 *		15,000	14,764
Caisse Nationale des Caisses d’Epargne:
5.09% due 12/30/09 (9)		78,000	66,495
Mizuho Finance Group Cayman, Ltd.:
8.38% due 04/27/09		100,000	105,740
National Westminster Bank PLC:
7.75% due 10/16/07 (10)		38,000	38,990
NIB Capital Bank NV:
5.82% due 12/11/13 *(10)		50,000	47,247

			273,236

Broadcasting - 0.34%

British Telecommunications PLC:
8.88% due 12/15/30		100,000	123,046
Grupo Televisa SA:
6.63% due 03/18/25		149,000	140,805
Telenet Group Holding NV:
11.50% due 06/15/14 *(3)		393,000	330,120

			593,971

Chemical - 0.24%

Agrium, Inc.:
7.13% due 05/23/36		50,000	50,332
Rhodia SA:
8.88% due 06/01/11		372,000	375,720

			426,052

Coal - 0.06%

Adaro Finance B.V.:
8.50% due 12/08/10 *		100,000	101,750

Commercial Services - 0.18%

North American Energy Partners, Inc.:
8.75% due 12/01/11		190,000	185,250
9.00% due 06/01/10		125,000	131,875

			317,125

Drugs - 0.54%

Abbott Japan Co., Ltd.:
1.05% due 11/06/08	JPY	50,000,000	443,304
Elan Finance PLC/ Elan Finance Corp.:
7.75% due 11/15/11		425,000	414,375
9.17% due 11/15/11 (9)		100,000	101,250

			958,929

Financial Services - 0.76%

Bluewater Finance, Ltd.:
10.25% due 02/15/12		200,000	207,000
Canadian Oil Sands, Ltd.:
5.80% due 08/15/13 *		92,000	90,849
Diageo Capital PLC:
4.38% due 05/03/10		68,000	64,947
Eircom Funding:
8.25% due 08/15/13		50,000	53,625
FBG Finance, Ltd.:
5.88% due 06/15/35 *		40,000	35,564
HBOS Capital Funding LP:
6.85% due 03/23/09 (19)		125,000	121,413
Hybrid Capital Funding I LP:
8.00% due 06/30/11 (19)		286,000	290,762
Kaupthing Bank:
7.13% due 05/19/16 *		49,000	49,101
Nationwide Building Society:
2.63% due 01/30/07 *		65,000	63,826
Nell AF SARL:
8.38% due 08/15/15 *		375,000	370,312

			1,347,399

Foreign Government Agencies - 32.41%

Federal Republic of Brazil:
5.49% due 01/05/16	BRL	4,348,000	1,758,002
7.88% due 03/07/15		500,000	515,500
8.00% due 01/15/18		1,550,000	1,615,875
8.25% due 01/20/34		2,060,000	2,090,900
8.75% due 02/04/25		670,000	713,550
8.88% due 10/14/19		400,000	434,600
8.88% due 04/15/24		100,000	108,000
10.25% due 06/17/13		495,000	579,150
11.00% due 01/11/12		80,000	95,200
11.00% due 08/17/40		2,450,000	2,986,550
Federal Republic of Germany:
3.50% due 10/09/09	EUR	310,000	396,323
4.75% due 07/04/34	EUR	235,000	324,447
5.50% due 01/04/31	EUR	498,000	754,728
Government of Australia:
7.50% due 09/15/09	AUD	2,105,000	1,667,491
Government of Canada:
4.00% due 09/01/10	CAD	2,240,000	2,008,577
4.25% due 09/01/08	CAD	950,000	862,961
Government of Dominican Republic:
8.63% due 04/20/27		465,000	470,812
8.63% due 04/20/27 *		185,000	187,775
Government of Indonesia:
8.50% due 10/12/35 *		705,000	762,281
Government of Japan:
0.70% due 05/15/08	JPY	97,000,000	860,218
0.90% due 12/22/08	JPY	138,000,000	1,226,405
1.00% due 12/20/12	JPY	125,700,000	1,078,135
Government of Ukraine:
7.65% due 06/11/13		600,000	606,120
Government of United Kingdom:
4.00% due 03/07/09	GBP	270,000	495,487
5.00% due 03/07/08	GBP	322,000	605,381
5.00% due 09/07/14	GBP	620,000	1,189,061
Kingdom of Norway:
5.50% due 05/15/09	NOK	4,820,000	829,774
6.50% due 05/15/13	NOK	4,860,000	911,475
Kingdom of Spain:
5.75% due 07/30/32	EUR	170,000	266,314
6.15% due 01/31/13	EUR	225,000	326,535
Kingdom of Sweden:
4.00% due 12/01/09	SEK	5,400,000	760,393
4.50% due 08/12/15	SEK	12,140,000	1,761,207
5.00% due 01/28/09	SEK	11,700,000	1,687,662
Kingdom of The Netherlands:
5.25% due 07/15/08	EUR	118,000	156,718
Republic of Argentina:
4.89% due 08/03/12 (9)(13)		1,570,000	1,287,400
5.25% due 12/31/38 (3)		873,637	303,589
8.28% due 12/31/33		1,451,660	1,347,140
Republic of Colombia:
11.75% due 02/25/20		270,000	363,825
12.00% due 10/22/15 (1)	COP	3,141,000,000	1,458,569
Republic of El Salvador:
7.65% due 06/15/35 *		260,000	256,100
Republic of Greece:
5.25% due 05/18/12	EUR	362,000	494,868
Republic of Peru:
5.00% due 03/07/17 (10)		130,350	123,995
7.35% due 07/21/25		1,225,000	1,193,150
8.75% due 11/21/33		615,000	682,650
Republic of Philippines:
7.75% due 01/14/31		330,000	322,162
10.63% due 03/16/25		460,000	575,000
Republic of South Africa:
8.75% due 12/21/14	ZAR	4,030,000	634,779
13.00% due 08/31/10	ZAR	1,975,000	350,339
13.50% due 09/15/15	ZAR	1,150,000	234,517
Republic of Turkey:
6.88% due 03/17/36		170,000	148,750
7.25% due 03/15/15		1,640,000	1,627,700
8.00% due 02/14/34		350,000	346,937
11.88% due 01/15/30		1,625,000	2,307,500
Republic of Uruguay:
7.50% due 03/15/15		150,000	148,500
8.00% due 11/18/22		795,000	787,050
9.25% due 05/17/17		280,000	306,600
Republic of Venezuela:
6.00% due 12/09/20		420,000	365,400
8.50% due 10/08/14		990,000	1,061,775
9.25% due 09/15/27		195,000	233,220
9.38% due 01/13/34		510,000	608,175
Russian Federation:
7.50% due 03/31/30 (3)		2,935,000	3,139,863
12.75% due 06/24/28		150,000	255,195
United Mexican States:
6.63% due 03/03/15		400,000	404,800
7.50% due 04/08/33		525,000	549,675
8.00% due 12/19/13	MXN	7,500,000	625,628
8.00% due 12/24/08	MXN	9,300,000	813,412
8.13% due 12/30/19		520,000	583,180
8.30% due 08/15/31		540,000	612,900
9.00% due 12/24/09	MXN	3,900,000	350,082
9.50% due 12/18/14	MXN	12,215,000	1,101,536

			57,099,568

Freight - 0.12%

Ultrapetrol Bahamas, Ltd.:
9.00% due 11/24/14		225,000	207,281

Insurance - 0.36%

Aegon NV:
5.86% due 07/15/14 (10)		112,000	96,264
Fairfax Financial Holdings, Ltd.:
8.25% due 10/01/15		350,000	313,250
ING Groep NV:
5.78% due 12/08/15 (10)		140,000	133,214
XL Capital, Ltd.:
6.38% due 11/15/24		104,000	98,242

			640,970

Leisure & Tourism - 0.15%

Corporacion Interamericana de Entretenimiento SA:
8.88% due 06/14/15 *		175,000	171,062
Grupo Posadas SA de CV:
8.75% due 10/04/11 *		100,000	101,000

			272,062

Metals - 0.13%

CSN Islands VIII Corp.:
10.00% due 01/15/15 *		125,000	140,938
Noranda, Inc.:
6.00% due 10/15/15		88,000	83,905

			224,843

Oil & Gas - 0.21%

ENI Coordination Center:
5.25% due 12/27/07	GBP	135,000	253,100
Petro-Canada:
5.95% due 05/15/35		55,000	50,600
Weatherford International, Ltd.:
5.50% due 02/15/16		63,000	60,302

			364,002

Paper/Forest Products - 0.22%

Abitibi-Cons., Inc.:
8.55% due 08/01/10		275,000	270,875
8.85% due 08/01/30		75,000	65,063
Stora Enso Oyj:
6.40% due 04/15/16 *		50,000	49,133

			385,071

Railroads & Equipment - 0.05%

Canadian National Railway Co.:
6.38% due 10/15/11		90,000	93,134

Retail - 0.15%

Jean Coutu Group, Inc.:
8.50% due 08/01/14		175,000	162,750
Vitro Envases Norteamerica SA:
10.75% due 07/23/11 *		100,000	104,000

			266,750

Semiconductors - 0.09%

Avago Technologies Finance Ltd.:
10.13% due 12/01/13 *		100,000	107,250
STATS ChipPAC, Ltd.:
6.75% due 11/15/11		50,000	48,250

			155,500

Telecommunications - 0.11%

Rogers Wireless, Inc.:
7.25% due 12/15/12		75,000	75,562
Telecom Italia Capital SA:
6.38% due 11/15/33		83,000	75,667
5.25% due 11/15/13		14,000	13,078
Telus Corp.:
7.50% due 06/01/07		32,000	32,565

			196,872

Utilities - Electric - 0.00%

AES Drax Energy, Ltd.:
11.50% due 08/30/10 +(2)(8)		175,000	2

Total Foreign Bonds & Notes
(Cost $65,433,200)			63,924,517

SUPRANATIONAL - 0.04%
Semiconductors - 0.04%

MagnaChip Semiconductor SA:
6.88% due 12/15/11
(Cost $72,500)		75,000	69,750

UNITED STATES GOVERNMENT BONDS - 15.90%
Government Agencies - 10.89%

Federal Home Loan Bank:
3.50% due 05/15/07		400,000	393,168
3.88% due 12/20/06		400,000	396,754
4.50% due 09/08/08		400,000	392,999
Federal Home Loan Mtg. Corp.:
3.63% due 02/15/07		416,000	411,015
4.13% due 07/12/10		200,000	190,946
4.25% due 06/23/08		400,000	391,710
4.35% due 06/02/08		400,000	391,829
4.45% due 03/06/08		400,000	393,794
4.50% due 02/01/20		515,823	487,903
4.50% due 08/01/20		179,795	170,063
4.75% due 01/18/11		280,000	272,777
5.00% due 09/01/18		666,646	645,240
5.00% due 07/01/20		454,452	438,772
5.00% due 06/15/31		268,040	260,138
5.00% due 05/01/34		685,639	644,651
5.00% due 02/01/35		112,415	105,694
5.00% due 08/01/35		869,881	816,041
5.00% due 11/01/35		989,264	928,035
5.50% due 07/01/35		1,038,147	1,001,187
6.00% due 01/01/30		47,702	47,376
6.00% due 02/01/32		249,515	247,658
6.00% due 07/01/35		343,421	339,742
6.50% due 07/01/29		7,199	7,316
6.50% due 12/01/35		613,351	620,343
6.50% due 02/01/36		261,841	264,826
6.50% due 03/01/36		270,120	273,174
6.88% due 09/15/10		772,000	815,848
7.00% due 06/01/29		18,457	18,935
Federal Home Loan Mtg. Corp. Reference REMIC, Series R004, Class AL:
5.13% due 12/15/13 (17)		203,614	199,103
Federal Home Loan Mtg. Corp. Reference REMIC, Series R005, Class AB:
5.50% due 12/15/18 (17)		243,612	239,236
Federal Home Loan Mtg. Corp. Reference REMIC, Series R006, Class AK:
5.75% due 12/15/18 (17)		296,132	293,086
Federal National Mtg. Assoc.:
3.00% due 03/02/07		400,000	393,078
4.50% due 06/01/19		427,420	405,282
4.75% due 12/15/10		251,000	244,631
5.00% due 06/01/19		168,622	163,164
5.00% due 03/01/34		327,177	307,829
5.00% due 11/01/34		450,770	424,114
5.25% due 08/01/12		384,000	376,812
5.50% due 03/01/18		32,733	32,318
5.50% due 07/01/19		307,635	303,282
5.50% due 01/01/29		80,188	77,635
5.50% due 05/01/29		27,228	26,362
5.50% due 06/01/34		434,654	419,716
5.50% due 03/01/35		827,224	797,231
5.50% due 12/01/35		546,717	526,895
5.50% due 02/01/36 (9)		271,633	271,244
6.00% due 02/01/32		105,672	104,775
6.00% due 10/01/34		1,537,223	1,521,407
6.00% due 06/01/35		175,546	173,527
6.50% due 12/01/31		98,929	100,133
6.50% due 04/01/34		252,953	255,337
6.50% due 02/01/35		132,217	133,430
7.50% due 03/01/32		9,044	9,381
8.50% due 08/01/31		22,178	23,887

			19,190,829

Government Obligations - 5.01%

United States Treasury Bonds:
5.38% due 02/15/31		3,162,000	3,198,066
6.25% due 08/15/23		495,000	543,842
United States Treasury Notes:
3.38% due 10/15/09		73,000	69,310
3.63% due 01/15/10		538,000	513,328
3.88% due 05/15/10		65,000	62,344
3.88% due 07/15/10		45,000	43,116
3.88% due 09/15/10		26,000	24,855
4.00% due 06/15/09		410,000	398,293
4.00% due 04/15/10		34,000	32,787
4.00% due 02/15/15		500,000	461,035
4.13% due 05/15/15		38,000	35,300
4.25% due 10/15/10		90,000	87,283
4.25% due 08/15/14		82,000	77,304
4.25% due 08/15/15		516,000	482,944
4.38% due 12/15/10		61,000	59,375
4.50% due 02/15/09		1,750,000	1,725,869
4.50% due 11/15/10		40,000	39,161
4.50% due 11/15/15		586,000	558,188
6.50% due 10/15/06		100,000	100,496
6.50% due 02/15/10		300,000	314,754

			8,827,650

Total United States Government Bonds
(Cost $29,091,383)			28,018,479

COMMON STOCK - 1.56%
Commercial Services - 0.05%

NES Rentals Holdings, Inc.+ (8)		5,026	92,981

Leisure & Tourism - 0.02%

Shreveport Gaming Holdings, Inc. +(1)(8)(18)		1,280	29,470

Oil & Gas - 0.43%

Transmeridian Exploration, Inc.+		1,753	11,044
Trico Marine Services, Inc.+		23,202	749,425

			760,469

Retail - 0.00%

MTS, Inc. +(1)(8)		3,863	0

Telecommunications - 0.77%
iPCS, Inc.+(8)		27,658	1,349,157

Utilities - Electric - 0.29%

Mirant Corp.+		20,630	513,274

Total Common Stock
(Cost $1,312,375)			2,745,351

PREFERRED STOCK - 0.49%
Broadcasting - 0.25%

Paxson Communications Corp. 14.25%(4)		51	436,050

Commercial Services - 0.02%

Rent-Way, Inc. 8.00% (1)(8)(18)		4	42,630

Financial Services - 0.19%

Fannie Mae 7.07% (9)		997	54,715
General Electric Capital Corp. 8.00% (3)		12,000	275,400

			330,115

Retail - 0.03%

GNC Corp. 12.00% (4)(8)		50	55,500

Total Preferred Stock
(Cost $840,403)			864,295

RIGHTS - + 0.19%
Foreign Government Agencies - 0.19%

Republic of Argentina, Expires 12/15/35 (14)
(Cost $172,107)		3,601,972	327,059

WARRANTS - + 0.01%
Oil & Gas - 0.01%

Transmeridian Exploration, Inc.:
Expires 12/15/10 (Strike Price $4.31)(1)		6,905	22,097

Telecommunications - 0.00%

GT Group Telecommunications, Inc.:
Expires 02/01/10 (Strike Price $0.00) * (1)(8)		50	1

Total Warrants
(Cost $18,990)			22,098

Total Long-Term Investment Securities
(Cost $156,193,579)			155,112,307

SHORT-TERM INVESTMENT SECURITIES – 7.38%
Commercial Paper - 7.38%

Rabobank USA Financial Corp.:
5.06% due 06/01/06		$5,000,000	5,000,000
Societe Generale North American, Inc.:
5.07% due 06/01/06		8,000,000	8,000,000

Total Short-Term Investment Securities
(Cost $13,000,000)			13,000,000

REPURCHASE AGREEMENT - 2.87%

Agreement with State Street Bank & Trust Co., bearing interest at 4.59%, dated 05/31/06, to be repurchased 06/01/06 in the amount of $5,048,644 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 6.00%, due 05/15/08 and having an approximate value of $5,203,251 (Cost $5,048,000)		5,048,000	5,048,000

TOTAL INVESTMENTS
(Cost $174,241,579) (7)		98.29%	173,160,307
Other assets less liabilities		1.71%	3,015,942

NET ASSETS		100.00%	176,176,249

Pass Through	-	These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
REMIC	-	Real Estate Mortgage Investment Conduits

+	Non-income producing security
*	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At May 31, 2006, the aggregate value of these securities was $13,084,725 representing 7.43% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Fair valued security (see Note 1)
(2)	Bond in default
(3)	“Step Up” security where the rate increases (“steps up”) at a predetermined rate. Rate shown reflects the increased rate.
(4)	PIK (“Payment-in-Kind) security. Payments made with additional securities in lieu of cash.
(5)	Company has filed for Chapter 11 bankruptcy protection.
(6)	Bond is in default and did not pay principal at maturity. Security is subject to litigation, the outcome of which is still to be determined.
(7)	See Note 4 for cost of investments on a tax basis.
(8)	Illiquid security
(9)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of May 31, 2006.
(10)	Variable rate security - the rate reflected is as of May 31, 2006; maturity date reflects next reset date.
(11)	Commercial Mortgage-Backed Security
(12)	Security represents an investment in an affiliated company (see Note 3).
(13)	The par value of this security is at a ratio of 87.50/100.
(14)	Gross Domestic Product (“GDP”) linked security. Income is linked to the growth of Argentina’s GDP.
(15)	Denominated in United States dollars unless otherwise indicated.
(16)	Variable rate security - the rate reflected is as of May 31, 2006; maturity date reflects stated maturity date.
(17)	Collateralized Mortgage Obligation
(18)	To the extent permitted by the Statement of Additional Information, the Strategic Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2006, the Strategic Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
ICO North America, Inc.:
7.50% due 08/15/09	08/11/2005	125,000	$125,000	$156,250	$125.00	0.09%
Rent-Way, Inc. 8%
Preferred Stock	05/29/2003	3	$25,000
	05/14/2004	1	10,000

		4	$35,000	$42,630	$12,179.96	0.02%
Shreveport Gaming
Holdings, Inc.	07/21/2005	257	$5,918
Common Stock	07/29/2005	1,023	23,552

		1,280	$29,470	$29,470	$23.02	0.02%
Southern Energy, Inc.:
7.90% due 07/15/09	01/10/2006	725,000	$—	$—	$—	0.00%

				$225,730		0.13%

(19)	Perpetual maturity date. The maturity date shown represents the call date.

The following represents the investment holdings by country of the Strategic Bond Fund as a percentage of net assets as of May 31, 2006.

Country	Percent of Net Assets
United States	61.94%
Brazil	6.19%
Mexico	3.15%
Canada	2.64%
Turkey	2.52%
Sweden	2.39%
Japan	2.05%
Russia	1.93%
Argentina	1.85%
United Kingdom	1.53%
Venezuela	1.28%
Peru	1.14%
Colombia	1.03%
Norway	0.99%
Australia	0.97%
Germany	0.84%
Uruguay	0.70%
South Africa	0.68%
Philippines	0.51%
Indonesia	0.43%
Spain	0.34%
Ukraine	0.34%
Belgium	0.33%
Ireland	0.32%
Luxembourg	0.32%
Greece	0.28%
Dominican Republic	0.27%
Cayman Islands	0.26%
France	0.25%
Netherlands	0.25%
Jersey	0.17%
Bahamas	0.12%
Denmark	0.12%
Bermuda	0.06%
Finland	0.03%
Iceland	0.03%
Singapore	0.03%
Panama	0.01%

98.29%

Currency Legend

AUD	- Australian Dollar
BRL	- Brazilian Real
CAD	- Canadian Dollar.
COP	- Colombian Peso
EUR	- Euro Dollar
GBP	- British Pound
JPY	- Japanese Yen
MXN	- Mexican Peso
NOK	- Norwegian Krone
SEK	- Swedish Krona
ZAR	- South African Rand

See Notes to Schedule of Investments

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 — Security Valuations

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Fund uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U. S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Trustees.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market. Mutual funds held by the Fund are valued at the net asset value (market value) of the underlying fund. Senior Secured Floating Rate Loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service.

For the Money Market II Fund, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees.

Note 2 — Repurchase Agreements

The Funds, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Funds’ custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At May 31, 2006, Money Market II Fund held 2.76% undivided interest, representing $4,836,000 in principal amount in a joint repurchase agreement with UBS Warburg, LLC which is dated May 31, 2006, bears interest at a rate of 4.88% per annum, has a principal amount of $175,000,000, a repurchase price of $175,023,722 and matures June 1, 2006. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Bonds	2.38%	01/15/25	$24,348,000	$25,593,510
U.S. Treasury Inflation Index Bonds	3.88%	04/15/29	100,000,000	152,427,623

Note 3 — Transactions with Affiliates

As disclosed in the schedule of investments, certain Funds own securities issued by AIG or an affiliate thereof. As of May 31, 2006, the following Funds recorded realized gains (losses) and income on security transactions of AIG and subsidiaries of AIG as follows:

Fund	Security	Income	Capital Gain Distribution Received	Market Value at 08/31/05	Cost of Purchases
Aggressive Growth Lifestyle	Various VCI and VCII Funds*	$648,643	$506,258	$40,685,042	$32,061,120†
Conservative Growth Lifestyle	Various VCI and VCII Funds*	507,682	259,003	34,522,660	23,082,302†
Core Bond	Riviera Holdings Corp. 11.00% due 06/15/10	2,063	—	27,250	—
High Yield Bond	Riviera Holdings Corp. 11.00% due 06/15/10	12,375	—	163,500	—
Moderate Growth Lifestyle	Various VCI and VCII Funds*	1,159,467	775,932	73,910,825	51,187,842†
Small Cap Growth	IPC Holdings, Ltd.	1,608	—	263,243	—
Socially Responsible	American International Group, Inc.	169	—	66,837	—
Strategic Bond	Riviera Holdings Corp. 11.00% due 06/15/10	4,950	—	65,400	—

Fund	Security	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Discount (Premium) Amortization	Market Value at 5/31/06
Aggressive Growth Lifestyle	Various VCI and VCII Funds*	$25,422,909	$4,658,123	$(2,262,077)	$—	$49,719,299
Conservative Growth Lifestyle	Various VCI and VCII Funds*	22,893,837	1,961,450	(1,564,496)	—	35,108,079
Core Bond	Riviera Holdings Corp. 11.00% due 06/15/10	—	—	(699)	(145)	26,406
High Yield Bond	Riviera Holdings Corp. 11.00% due 06/15/10	—	—	(6,227)	1,165	158,438
Moderate Growth Lifestyle	Various VCI and VCII Funds*	42,867,493	5,622,357	(3,528,548)	—	84,324,983
Small Cap Growth	IPC Holdings, Ltd.	201,875	(45,131)	(16,237)	—	—
Socially Responsible	American International Group, Inc.	76,366	(1,926)	11,455	—	—
Strategic Bond	Riviera Holdings Corp. 11.00% due 06/15/10	—	—	(2,104)	79	63,375

*	See Schedule of Investments for details.
†	Includes reinvestment of distributions received.

Note 4 — Federal Income Taxes

As of May 31, 2006, the amounts of unrealized gain (loss) and the cost of investment securities for Federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Aggressive Growth Lifestyle	$47,832,139	$2,213,323	$326,163	$1,887,160
Capital Appreciation	63,857,195	4,470,308	2,676,795	1,793,513
Conservative Growth Lifestyle	35,091,868	487,475	471,264	16,211
Core Bond	86,131,562	596,711	2,275,086	(1,678,375)
High Yield Bond	89,140,098	5,548,264	2,777,544	2,770,720
International Small Cap Equity	294,161,750	53,624,464	8,593,335	45,031,129
Large Cap Value	93,252,160	9,276,261	1,858,914	7,417,347
Mid Cap Growth	58,287,617	8,605,043	1,399,719	7,205,324
Mid Cap Value	312,150,888	44,226,988	9,343,599	34,883,389
Moderate Growth Lifestyle	82,394,597	2,405,821	475,435	1,930,386
Money Market II	109,328,842	—	—	—
Small Cap Growth	45,789,292	8,472,404	2,502,384	5,970,020
Small Cap Value	86,341,065	16,840,809	2,868,309	13,972,500
Socially Responsible	190,641,797	9,059,601	6,955,841	2,103,760
Strategic Bond	174,285,544	3,780,948	4,906,185	(1,125,237)

Note 5 — Other Matters

On February 9, 2006, American International Group, Inc. (“AIG”), the parent company and an affiliated person of The Variable Annuity Life Insurance Company (“Adviser”), AIG SunAmerica Asset Management Corp. (“SAAMCo”), AIG Global Investment Corp. (“AIGGIC”) and American General Distributors, Inc. (“AGDI”), announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission (“SEC”). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG’s accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Funds.

AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”). Certain affiliated persons of AIG, including the Adviser, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG’s investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of the fund(s) or portfolio(s). The Adviser expects that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United State Department of Justice (”DOJ”), the Attorney General of the State of New York (“NYAG”) and the New York State Department of Insurance (“DOI”), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG’s internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

Subject to receipt of permanent relief, the Adviser, SAAMCo, AIGGIC and AGDI believe that the settlements are not likely to have a material adverse effect on their ability to perform their respective investment advisory or distribution services relating to the Funds.

ADDITIONAL INFORMATION

Additional information is available in the Fund’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the U.S. Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company II

By:	/s/ Evelyn M. Curran
Evelyn M. Curran
President

Date:	July 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Evelyn M. Curran
Evelyn M. Curran
President

Date:	July 28, 2006

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	July 28, 2006